As filed with the Securities and Exchange Commission on April 26, 2001
                                                              File No. 333-47940


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               Columbus Life Insurance Company Separate Account 1
                              (Exact Name of Trust)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

        DONALD J. WUEBBLING, ESQ.                    ELISABETH DAHL, ESQ.
     Columbus Life Insurance Company                        M.S. 32
         400 East Fourth Street                          400 Broadway
         Cincinnati, Ohio 45202                     Cincinnati, Ohio 45202
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 /X/ On May 1, 2001 pursuant to paragraph (b).

 / / 60 days after filing pursuant to paragraph (a)(1).

 / / On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
                    Pinnacle Variable Universal Life Policies
                     (Title of Securities Being Registered)

                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1



------------------------------------------------------------- -----------------------------------------------------------
FORM N-8B-2*                                                  CAPTION IN PROSPECTUS**
------------------------------------------------------------- -----------------------------------------------------------


------------------------------------------------------------- -----------------------------------------------------------
         Item 1                                               Cover Page
------------------------------------------------------------- -----------------------------------------------------------
         Item 2                                               Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 3                                               Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 4                                               Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 5                                               Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 6                                               Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 7                                               Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 8                                               Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 9                                               Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 10                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Withdrawing Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Death Benefits
------------------------------------------------------------- -----------------------------------------------------------
                                                              Payment of Policy Proceeds
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Continuation of Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Premium Payments
------------------------------------------------------------- -----------------------------------------------------------
                                                              Voting Rights
------------------------------------------------------------- -----------------------------------------------------------
                                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
                                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
                                                              Allocation of Net Premiums
------------------------------------------------------------- -----------------------------------------------------------
                                                              Transferring Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Riders
------------------------------------------------------------- -----------------------------------------------------------
                                                              Tax Matters
------------------------------------------------------------- -----------------------------------------------------------
         Item 11                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
         Item 12                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 13                                              Policy at a Glance
------------------------------------------------------------- -----------------------------------------------------------
                                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Withdrawing Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Death Benefits
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Riders
------------------------------------------------------------- -----------------------------------------------------------
                                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
                                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
                                       2


------------------------------------------------------------- -----------------------------------------------------------
FORM N-8B-2*                                                  CAPTION IN PROSPECTUS**
------------------------------------------------------------- -----------------------------------------------------------


------------------------------------------------------------- -----------------------------------------------------------
         Item 14                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Riders
------------------------------------------------------------- -----------------------------------------------------------
                                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
         Item 15                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Premium Payments
------------------------------------------------------------- -----------------------------------------------------------
                                                              Allocation of Net Premiums
------------------------------------------------------------- -----------------------------------------------------------
                                                              Transferring Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
         Item 16                                              Allocation of Net Premiums
------------------------------------------------------------- -----------------------------------------------------------
                                                              Transferring Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Withdrawing Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
         Item 17                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Withdrawing Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Death Benefits
------------------------------------------------------------- -----------------------------------------------------------
                                                              Payment of Policy Proceeds
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Continuation of Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Riders
------------------------------------------------------------- -----------------------------------------------------------
         Item 18                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
                                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 19                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
         Item 20                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 21                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Continuation of Your Policy
------------------------------------------------------------- -----------------------------------------------------------
         Item 22                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 23                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 24                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
         Item 25                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 26                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 27                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 28                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 29                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
                                       3


------------------------------------------------------------- -----------------------------------------------------------
FORM N-8B-2*                                                  CAPTION IN PROSPECTUS**
------------------------------------------------------------- -----------------------------------------------------------


------------------------------------------------------------- -----------------------------------------------------------
         Item 30                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 31                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 32                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 33                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 34                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 35                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 36                                              Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 37                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 38                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 39                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 40                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 41                                              Service Providers
------------------------------------------------------------- -----------------------------------------------------------
         Item 42                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 43                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 44                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
                                                              Premium Payments
------------------------------------------------------------- -----------------------------------------------------------
         Item 45                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 46                                              Payments of Policy Proceeds
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
         Item 47                                              Information about the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
         Item 48                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 49                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 50                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
         Item 51                                              Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------- -----------------------------------------------------------
                                                              Death Benefits
------------------------------------------------------------- -----------------------------------------------------------
                                                              Riders
------------------------------------------------------------- -----------------------------------------------------------
                                                              Other Information About Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Payment of Policy Proceeds
------------------------------------------------------------- -----------------------------------------------------------
                                                              Purchasing Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Premium Payments
------------------------------------------------------------- -----------------------------------------------------------
                                                              Borrowing Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Withdrawing Your Money
------------------------------------------------------------- -----------------------------------------------------------
                                                              Continuation of Your Policy
------------------------------------------------------------- -----------------------------------------------------------
                                                              Charges
------------------------------------------------------------- -----------------------------------------------------------
                                                              Valuation of Your Investment
------------------------------------------------------------- -----------------------------------------------------------
         Item 52                                              Information About the Investment Options
------------------------------------------------------------- -----------------------------------------------------------
         Item 53                                              Tax Matters
------------------------------------------------------------- -----------------------------------------------------------
         Item 54                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 55                                              Not Applicable****
------------------------------------------------------------- -----------------------------------------------------------
         Item 56                                              Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 57                                              Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 58                                              Not Required***
------------------------------------------------------------- -----------------------------------------------------------
         Item 59                                              Not Required***
------------------------------------------------------------- -----------------------------------------------------------


* Registrant includes this Reconciliation and Tie Statement in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Registrant, previously filed a Notification of Registration as an investment company on Form N-8A and a Form N-8B-2 Registration Statement under the Investment Company Act of 1940 on May 14, 1999. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                                    PINNACLE
                             VARIABLE UNIVERSAL LIFE


Columbus Life Insurance Company                                       Prospectus
Separate Account 1                                                   May 1, 2001


This Prospectus describes the Pinnacle Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy owners. It contains information you should know before purchasing a Policy and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life). The Policy is an investment alternative that offers you:

     o  Life insurance protection             o  Tax-deferred earnings
     o  Flexible premium payments             o  Access to your funds through
     o  Flexible benefits                        withdrawals and loans

     o  Optional coverages and riders         o  35 investment options

You tell us how to invest your premium payments among the investment options. Your investment options include 34 Sub-Accounts of Separate Account 1 that invest in the following Funds:


Deutsche Asset Management VIT Funds                              MFS(R) Variable Insurance TrustSM
Deutsche VIT EAFE(R) Equity Index Fund                           MFS(R) Capital Opportunities Series - Service Class
Deutsche VIT Equity 500 Index Fund                               MFS(R) Emerging Growth Series - Service Class
Deutsche VIT Small Cap Index Fund                                MFS(R) Mid Cap Growth Series - Service Class
                                                                 MFS(R) New Discovery Series - Service Class

Fidelity(R) Variable Insurance Products Funds
VIP Equity-Income Portfolio - Service Class 2                    Oppenheimer Variable Account Funds
VIP Contrafund(R)Portfolio - Service Class 2                     Oppenheimer Aggressive Growth Fund/VA - Service Class
VIP Growth & Income Portfolio - Service Class 2                  Oppenheimer Strategic Bond Fund/VA - Service Class
VIP Growth Portfolio - Service Class 2
VIP Asset ManagerSM Portfolio - Service Class 2                  Oppenheimer's Panorama Series Fund, Inc.
VIP Balanced Portfolio - Service Class 2                         Oppenheimer International Fund/VA - Service Class
VIP Mid Cap Portfolio - Service Class 2
VIP Money Market Portfolio - Initial Class                       Touchstone Variable Series Trust
                                                                 Touchstone Emerging Growth Fund

Janus Aspen Series                                               Touchstone Small Cap Value Fund
Janus Aspen Aggressive Growth Portfolio - Service Shares         Touchstone Growth/Value Fund
Janus Aspen Capital Appreciation Portfolio - Service             Touchstone Equity Fund Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares          Touchstone Enhanced 30 Fund
                                                                 Touchstone Value Plus Fund
The Legends Fund, Inc.                                           Touchstone High Yield Fund
Harris Bretall Sullivan & Smith Equity Growth Portfolio          Touchstone Bond Fund
Third Avenue Value Portfolio                                     Touchstone Standby Income Fund
Gabelli Large Cap Value Portfolio
Baron Small Cap Portfolio


The Fixed Account is an additional investment option. It is a fixed-rate option backed by the general assets of Columbus Life.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms in your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549, or by e-mailing a request to: publicinfo@sec.gov. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number for the Policies is 333-47940.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if the Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Each Sub-Account invests in a corresponding Fund that may have a name and/or investment objective that is very similar to the name and/or investment objective of a publicly available mutual fund managed by the same advisor and sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from the differences in various factors that affect the operation of a Fund, such as implementation of the Fund's investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available mutual funds because you will pay additional charges related to your Policy, such as premium expense charges, state tax charges and mortality and expense risk charges.

Investments in variable life insurance policies involve investment risk, including possible loss of principal.

Benefits described in this Prospectus may not be available in every jurisdiction. Please refer to your Policy and contact your insurance agent/financial representative for specific benefit information.

No one is authorized to give any information or make any representation other than those contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature. You should rely only on the information contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature.

                                TABLE OF CONTENTS


POLICY AT A GLANCE............................................................4
SUMMARY.......................................................................7
PURCHASING YOUR POLICY.......................................................11
PREMIUM PAYMENTS.............................................................13
ALLOCATION OF NET PREMIUMS...................................................15
TRANSFERRING YOUR MONEY......................................................17
BORROWING MONEY..............................................................19
WITHDRAWING YOUR MONEY.......................................................20
DEATH BENEFIT................................................................21
PAYMENT OF POLICY PROCEEDS...................................................24
CHARGES......................................................................27
CONTINUATION OF YOUR POLICY..................................................32
RIDERS.......................................................................34
OTHER INFORMATION ABOUT YOUR POLICY..........................................40
INFORMATION ABOUT THE INVESTMENT OPTIONS.....................................44
VALUATION OF YOUR INVESTMENT.................................................54
PERFORMANCE INFORMATION......................................................55
VOTING RIGHTS................................................................56
COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1.......................57
SERVICE PROVIDERS............................................................60
TAX MATTERS..................................................................62
OTHER GENERAL INFORMATION....................................................68

SUPPLEMENT A - POLICY ILLUSTRATION..........................................A-1
SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS....................B-1
SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES...........................C-1
SUPPLEMENT D - TABLE OF SURRENDER TARGET AMOUNTS............................D-1
SUPPLEMENT E - CALCULATION OF SURRENDER CHARGES.............................E-1
SUPPLEMENT F - CONTINUATION PROVISIONS......................................F-1
SUPPLEMENT G - VALUATION PROCEDURES.........................................G-1


GLOSSARY....................................................................H-1
SEPARATE ACCOUNT 1 ANNUAL FINANCIAL STATEMENTS..............................I-1
COLUMBUS LIFE ANNUAL FINANCIAL STATEMENTS...................................J-1

                              POLICY AT A GLANCE


     The following is a snapshot of the Policy. Please refer to the Policy and the remainder of the Prospectus for further details and other information. Policy provisions may vary slightly from state to state according to state laws. See Supplement A for illustrations of how various aspects of the Policy and investment performance can affect your Policy.


PREMIUM PAYMENTS AND WITHDRAWALS

  Minimum                               Premium Amount Depends on the Insured's
                                        issue age, gender and underwriting
                                        class, the Specified Amount of insurance
                                        coverage and the addition of any riders
  Target Premium                        Depends on the Insured's issue age,
                                        gender and underwriting class, the
                                        initial Specified Amount of insurance
                                        coverage, the amount and timing of any
                                        increases in the Specified Amount of
                                        insurance coverage and the addition of
                                        any riders Minimum Withdrawal Amount
                                        $500

INSURANCE BENEFITS
Death Benefit
  Option                                1 Greater of (1) Specified Amount, or
                                        (2) the applicable multiple of your
                                        Account Value; less Indebtedness
  Option                                2 Greater of (1) Specified Amount plus
                                        Account Value, or (2) the applicable
                                        multiple of your Account Value; less
                                        Indebtedness
Minimum Issue Limit                     Your Base Specified Amount must be at
                                        least $100,000.
Minimum Increase or Decrease            $25,000, subject to Minimum Issue Limit
  in Coverage                           restrictions
Rider Benefits
  Included Riders*                      Accelerated Death Benefit Plus
                                        Accelerated Death Benefit
                                        Extended Maturity Benefit**
  Optional Riders***                    Additional Life
                                        Accidental Death
                                        Insured Insurability
                                        Disability Credit
                                        Children's Term
                                        Other Insured
                                        Extended Maturity Benefit Plus
                                        Extended No-Lapse Guarantee

TRANSFERS
Number of Transfers                     Unlimited times between Sub-Accounts or
                                        to the Fixed Account (a Transfer Charge
                                        will apply after 12 transfers per Policy
                                        Year); and 1 time from the Fixed Account per Policy Year (25% limitation in the first 4 years) (restrictions do not apply to transfers made under the Dollar
                                        Cost Averaging Program or Automatic
                                        Rebalancing Program)

Minimum Amount of Transfer              $250 or the total amount in the
                                        Sub-Account, whichever is less
LOANS
Loan Amount
  Minimum                               None
  Maximum                               90% of the Cash Surrender Value, less
                                        any Indebtedness and less the next 2
                                        Monthly Deductions and Monthly Expense
                                        Charges
Interest Rate                           4.00% (maximum of 4.00%)


*   Where permitted by state law.
** Where the Insured is between the ages of 0 and 65 when the Policy is issued. *** Issue restrictions may apply. See the Riders section of this Prospectus.

POLICY CHARGES AND DEDUCTIONS
Percent of Premium Charges
  Premium Expense Charges
     Up to Target Premium               6.50% of premium payments up to Target
                                        Premium (maximum of 7.50%) for a
                                        Coverage Layer in a Coverage Year for
                                        first 12 Coverage Years; 2.50% of
                                        premium payments up to Target Premium
                                        (maximum of 3.50%) for a Coverage Layer
                                        in a Coverage Year after the first 12
                                        Coverage Years

  In Excess of Target Premium           3.25% of premium payments in excess of
                                        Target Premium (maximum of 4.25%) for a
                                        Coverage Layer in a Premium Coverage
                                        Year for first 12 Coverage Years; 1.75%
                                        of premium payments in excess of Target
                                        Premium (maximum of 2.75%) for a
                                        Coverage Layer in a Coverage Year after
                                        the first 12 Coverage Years


  State Tax Charges                     Varies by state of residence (range of
                                        estimated rates - 1.62% to 3.50%)
Monthly Deductions from Account Value

  Cost of Insurance Charges             Depends on the Insured's issue age,
                                        gender and underwriting class, your
                                        Account Value, Indebtedness, selected
                                        death benefit option and Specified
                                        Amount, and the length of time your
                                        Policy or any increase in Specified
                                        Amount has been in effect (See
                                        Supplement C for guaranteed maximum
                                        charges)

Monthly Expense Charges
  Per Policy Charge                     $7.50 (maximum of $9.00)
  Per $1,000 Charge                     Depends on the Base Specified Amount,
                                        and the Insured's age and underwriting
                                        class at time of issue or any increase
                                        of Base Specified Amount, and the
                                        Insured's gender (maximum of $0.42 per
                                        $1,000 of Base Specified Amount
  Mortality and Expense                 0.70% effective annual rate (maximum of
    Risk Charge                         0.90%) of Account Value less the value
                                        of the Loan Account during the first 12
                                        policy years; a graduated reduction in
                                        the effective annual rate ranging from
                                        0.70% to 0.10% (maximum range of 0.90%
                                        to 0.30%) depending on Account Value
                                        less the value of the Loan Account after the first 12 policy years


Rider Charges


  Accelerated Death Benefit             No charge until advance of funds (the
                                        Company may charge a transaction fee of
     Plus                               up to $150 to process the advance and
                                        interest is charged on the advance)
  Accelerated Death Benefit             No charge until advance of funds (the
                                        Company may charge a transaction fee of
                                        up to $150 to process the advance and
                                        interest is charged on the advance)
  Extended Maturity Benefit             No charge

  Additional Life                       A cost of insurance charge will be
                                        determined as described above under Cost of Insurance Charges for the Additional
                                        Life Rider Specified Amount. Target
                                        premium and therefore premium expense
                                        charge will increase.

  Accidental Death                      Depends on the Insured's Attained Age
                                        and selected Accidental Death Benefit
                                        Amount
  Insured Insurability                  Depends on the Insured's Attained Age
                                        and selected Insured Insurability Option
                                        Amount
  Disability Credit                     Depends on the Insured's Attained Age
                                        and selected Credit Amount
  Children's Term                       Depends on selected Children's Term
                                        Benefit Amounts
  Other Insured                         Depends on each Other Insured's Attained
                                        Age, gender and underwriting class and
                                        selected Other Insured Benefit Amounts

  Extended Maturity Benefit             Depends on the Insured's age when the
   Plus                                 rider is issued
  Extended No-Lapse Guarantee           $0.01 per $1,000 of Specified Amount and
                                        Other Insured Benefits Amount starting
                                        in Policy Year 6
Transaction Charges
  Transfer                              Charges $0 for first 12 transfers among
                                        Sub-Accounts or to the Fixed Account
                                        each Policy Year; $10 for each
                                        additional transfer in a Policy Year;
                                        deducted from Account Value at time of
                                        transfer
  Surrender Charge                      Applies during the first 12 years since
                                        your Policy Date or since the date of
                                        any increase in Base Specified Amount,
                                        if you surrender your Policy, or if it
                                        terminates at the end of a Grace Period
                                        because no continuation provision
                                        applies and we did not receive
                                        sufficient premium to keep it in effect.
                                        The Surrender Charge depends on the
                                        length of time from the Policy Date and
                                        the date of any increase in Base
                                        Specified Amount, the Insured's gender,
                                        issue age and underwriting class on the
                                        Policy Date and on the date of any
                                        increase in Base Specified Amount, and
                                        your Base Specified Amount (maximum of
                                        90% of the surrender target amounts for
                                        your Policy) (See Supplements D & E)
  Withdrawal Fees                       $50 withdrawal fee for your second and
                                        each additional withdrawal in a Policy
                                        Year.

FUND EXPENSES(1)                                                      After Expense Reimbursement(3)             Before Expense
                                                                                                                Reimbursement(3)
                                                                Advisor       Other       12b-1       Total
                                                                  Fees       Expenses     Fees(2)    Expenses     Total Expenses
                                                                -------      --------     -------    --------     --------------
Deutsche Asset Management VIT Funds
  Deutsche VIT EAFE(R)Equity Index Fund                          0.45%         0.20%       ----        0.65%            0.92%
  Deutsche VIT Equity 500 Index Fund                             0.20%         0.10%       ----        0.30%            0.34%
  Deutsche VIT Small Cap Index Fund                              0.35%         0.10%       ----        0.45%            0.69%
Fidelity(R) Variable Insurance Products Funds
  VIP Equity-Income Portfolio - Service Class 2                  0.48%         0.10%       0.25%       0.83%            0.83%
  VIP Contrafund(R)Portfolio - Service Class 2                   0.57%         0.10%       0.25%       0.92%            0.92%
  VIP Growth & Income Portfolio - Service Class 2                0.48%         0.12%       0.25%       0.85%            0.85%
  VIP Growth Portfolio - Service Class 2                         0.57%         0.09%       0.25%       0.91%            0.91%
  VIP Asset ManagerSM Portfolio - Service Class 2                0.53%         0.10%       0.25%       0.88%            0.88%
  VIP Balanced Portfolio - Service Class 2                       0.43%         0.17%       0.25%       0.85%            0.85%
  VIP Mid Cap Portfolio - Service Class 2                        0.57%         0.17%       0.25%       0.99%            0.99%
  VIP Money Market Portfolio - Initial Class                     0.27%         0.08%       ----        0.35%            0.27%
Janus Aspen Series
  Janus Aspen Aggressive Growth Portfolio - Service Shares       0.65%         0.02%       0.25%       0.92%            0.92%
  Janus Aspen Capital Appreciation Portfolio - Service           0.65%         0.02%       0.25%       0.92%            0.92%
Shares
  Janus Aspen Worldwide Growth Portfolio - Service Shares        0.65%         0.05%       0.25%       0.95%            0.95%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.65%         0.36%       ----        1.01%            1.01%
  Third Avenue Value Portfolio                                   0.65%         0.43%       ----        1.08%            1.08%
  Gabelli Large Cap Value Portfolio                              0.90%         0.50%       ----        1.40%            1.41%
  Baron Small Cap Portfolio                                      1.05%         0.50%       ----        1.55%            2.25%
MFS(R) Variable Insurance TrustSM
  MFS(R)Capital Opportunities Series - Service Class             0.75%         0.16%       0.20%       1.11%            1.11%
  MFS(R)Emerging Growth Series - Service Class                   0.75%         0.10%       0.20%       1.05%            1.05%
  MFS(R)Mid Cap Growth Series - Service Class                    0.75%         0.16%       0.20%       1.11%            2.41%
  MFS(R)New Discovery Series - Service Class                     0.90%         0.16%       0.20%       1.26%            1.29%
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA - Service Class          0.62%         0.02%       0.15%       0.64%            0.64%
  Oppenheimer Strategic Bond Fund/VA - Service Class             0.74%         0.05%       0.15%       0.94%            0.94%
Oppenheimer's Panorama Series Fund, Inc.
  Oppenheimer International Growth Fund/VA - Service Class       1.00%         0.17%       0.15%       1.32%            1.32%
Touchstone Variable Series Trust
  Touchstone Emerging Growth Fund                                0.80%         0.32%       ----        1.12%            1.32%
  Touchstone Small Cap Value Fund                                0.80%         0.20%       ----        1.00%            1.85%
  Touchstone Growth/Value Fund                                   1.00%         0.10%       ----        1.10%            1.66%
  Touchstone Equity Fund                                         0.75%         0.20%       ----        0.95%            1.31%
  Touchstone Enhanced 30 Fund                                    0.65%         0.10%       ----        0.75%            1.67%
  Touchstone Value Plus Fund                                     0.75%         0.40%       ----        1.15%            2.16%
  Touchstone High Yield Fund                                     0.60%         0.20%       ----        0.80%            1.50%
  Touchstone Bond Fund                                           0.55%         0.20%       ----        0.75%            1.09%
  Touchstone Standby Income Fund                                 0.25%         0.25%       ----        0.50%            0.87%



(1) Fund expenses shown are actual expenses incurred, before and after expense reimbursements, for the 12-month period ended December 31, 2000, or in the case of The Legends Fund, Inc., for the period ended June 30, 2000, except in the case of the following Funds that commenced operations after January 1, 2000: All of the MFS Funds, which commenced operations on May 1, 2000; the Oppenheimer Aggressive Growth Fund/VA-Service Class which commenced operations on October 16, 2000; the Oppenheimer Strategic Bond Fund/VA-Service Class and Oppenheimer International Growth Fund/VA-Service Class which commenced operations on March 19, 2001; and the Touchstone Growth/Value and Equity Funds, which commenced operations on May 1, 2001. Fund expenses shown for these Funds are estimated as discussed in the Fund prospectuses provided to you with this Prospectus.


(2) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this Prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans.


(3) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this Prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.

                                     SUMMARY

This summary answers some basic questions about the Policy. Because this is a summary, please read the Policy and the remainder of the Prospectus for more details and other information. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms of your Policy.

What Kind of Life Insurance is the Policy?

The Policy is a flexible premium, variable universal life insurance policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit can vary because your Account Value will vary.

Can I Obtain Personalized Illustrations Demonstrating How the Policy Might Work?

Yes, we will furnish, upon request and free of charge, a personalized illustration reflecting the proposed Insured's issue age, gender and underwriting class. We may charge a reasonable fee for additional illustrations.

How Do I Purchase a Policy?

You can apply for a Policy by contacting your insurance agent/financial representative. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. Insurance coverage under your Policy begins on the effective date of your Policy.

How Much Life Insurance Can I Purchase?

The minimum amount of life insurance you must purchase is $100,000. We call this minimum amount of insurance the "Minimum Issue Limit." We call the amount of insurance that you request the "Specified Amount."

You may apply for an increase in your Specified Amount at any time. We will approve a requested increase if the Insured meets our underwriting standards for the requested increase.

You can request a decrease in your Specified Amount at any time after the first Policy Year. We must approve each request. Generally, the minimum amount of an increase or decrease we will approve is $25,000.You cannot decrease your Base Specified Amount below the Minimum Issue Limit.

What Insurance Protection Does the Policy Offer?

The Policy provides life insurance on the Insured. We will pay the Beneficiary the Death Proceeds when the Insured dies. The Death Proceeds include the Death Benefit under the Policy plus any insurance provided by riders to the Policy.

The Death Benefit will never be lower than your Specified Amount less any Indebtedness. Depending on the Insured's age and your Account Value, the Death Benefit could be higher than your Specified Amount. The amount of the Death Benefit also depends on the death benefit option you selected. We offer 2 death benefit options--Option 1 and Option 2.

Option 1 emphasizes the potential growth of your Account Value. If you select Option 1, any increase in your Account Value will decrease the risk to us relative to the death benefit we must pay when the Insured dies and will decrease your cost of insurance.

Option 2 emphasizes the potential growth of your Death Benefit. If you select Option 2, any increase in your Account Value will increase the amount of your Death Benefit. Your cost of insurance will be higher under Option 2.

How Much are the Premium Payments?

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown on your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Insured reaches 100 years of age or dies.

You are not required to make premium payments in set amounts or on a set schedule. You may skip a Planned Premium payment and you may change the amount and frequency of your Planned Premium. You must use this flexibility responsibly to ensure that your insurance coverage continues. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force.

What Charges Will I Pay Under the Policy?


We assess charges to support the operation of your Policy and Separate Account 1, such as the premium expense charge, the state tax charge, the Monthly Deduction and the Monthly Expense Charge. In addition, we assess administrative fees for processing withdrawals and certain transfers among the Sub-Accounts. We also assess a Surrender Charge if you surrender your Policy within the first 12 years of the Policy or within 12 years following an increase in the Specified Amount. Some charges are deducted from your premium payments and others reduce your Account Value.


What Factors Affect My Cost of Insurance Charges?

Your cost of insurance charges, or Monthly Deduction, will depend on the Insured's issue age, gender and underwriting class, your Account Value, Indebtedness, selected death benefit option and Specified Amount, the length of time your Policy has been in effect and the division of your Specified Amount between Base Specified Amount and Additional Life Rider Specified Amount. The underwriting class depends on the Insured's health, whether the Insured uses tobacco and other factors that we use to determine the insurability of the Insured. The maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates as shown on your Policy Schedule.

What are My Investment Options?


You have 35 investment options for your Net Premiums. You may allocate your Net Premiums among the 34 available Sub-Accounts of Separate Account 1 and the Fixed Account. Each Sub-Account invests exclusively in a corresponding Fund of Deutsche Asset Management VIT Funds (Deutsche); Fidelity(R) Variable Insurance Products Funds (Fidelity); Janus Aspen Series (Janus); The Legends Fund, Inc. (Legends); MFS(R) Variable Insurance TrustSM (MFS); Oppenheimer Variable Account Funds & Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer) or Touchstone Variable Series Trust (Touchstone). The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of losing money. The Fixed Account provides a guaranteed minimum rate of return.


How Do I Allocate My Net Premiums Among Investment Options?

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like us to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

How Will My Account Value Vary?

Your Account Value will vary on a daily basis to reflect the investment experience of the Sub-Accounts. Your Account Value will also reflect the amount and frequency of premium payments, any withdrawals, any Indebtedness and charges and deductions connected with your Policy. There is no guaranteed minimum Account Value, which means that you bear the entire investment risk that your Account Value could fall to zero.

Can I Transfer My Account Value Among Investment Options?

Yes, you can transfer your Account Value among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times per Policy Year without charge. We will charge you $10 for each additional transfer either among the Sub-Accounts or from the Sub-Accounts to the Fixed Account. You are also permitted to make 1 transfer from the Fixed Account per Policy Year without charge. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

How Do I Access My Account Value?

Generally, you can withdraw from your Policy part of your Cash Surrender Value, less any applicable withdrawal fees, and less any Indebtedness. Withdrawals and related fees will reduce your Account Value. Depending upon your Account Value and death benefit option, a withdrawal may also reduce your Specified Amount. A withdrawal may have tax consequences.


You may also surrender your Policy and withdraw all of your Account Value, less any Surrender Charges, and less any Indebtedness. We generally assess a Surrender Charge for a full surrender of your Policy. A full surrender will terminate your Policy. A withdrawal or full surrender of your Policy may have tax consequences.


Can I Borrow Against My Policy?

Yes, you can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the next 2 Monthly Deductions and Monthly Expense Charges. The maximum interest rate we charge on loans is 4.00%. A loan, whether repaid or not, will have a permanent negative effect on the Death Benefit and Account Value of your Policy.

What Optional Insurance Benefits May I Purchase?

There are a number of optional insurance benefits that may be available to you. Among them are:

     o Additional Life Rider - designed to provide additional, low cost, permanent insurance coverage on the life of the Insured
     o Accidental Death Rider - designed to provide additional insurance coverage if the Insured's death occurs accidentally rather than by natural means
     o Insured Insurability Rider - designed to provide the option to purchase additional insurance coverage without evidence of insurability at certain ages and under certain circumstances
     o Disability Credit Rider - designed to credit a selected premium to the Policy in the event you become disabled
     o Extended Maturity Benefit Plus Rider - designed to keep your Policy in force if you live past age 100
     o Extended No-Lapse Guarantee Rider - designed to keep your Policy in force regardless of the performance of your selected investment options

Each rider provides a valuable benefit, but each rider has a cost and/or trade-off in terms of the availability of other riders. Each rider should be considered in light of its potential benefits and potential costs.

What Will Cause the Policy to Lapse?

Your Policy will lapse if your Net Cash Surrender Value is insufficient to pay the Monthly Deduction and Monthly Expense Charge, the continuation provision does not apply and we do not receive sufficient premium payments from you during the Grace Period. If the Policy lapses, you will not receive any money from us because the Net Cash Surrender Value will have been reduced to zero.

Will My Death Benefit and Account Value be Taxed?

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some of your Account Value or surrender your Policy. Under certain circumstances, a loan may be treated as taxable income. We do not intend for this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy.

Do I Have a "Free Look" Right to Examine the Policy?


Yes, you may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. If you cancel your Policy during the free look period, we generally will refund to you (1) the difference between any premiums you have paid, including fees and charges, and the amounts allocated to the Sub-Accounts, plus (2) the value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent/financial representative, plus (3) any charges imposed on amounts allocated to the Sub-Accounts.

                             PURCHASING YOUR POLICY

To obtain an application to purchase a Policy, please contact your insurance agent/financial representative.

Eligible Purchasers

You can apply for a Policy if:

     o    You live in a state where we can issue a Policy; and
     o    You are of legal age.


Your application will be processed through our underwriting process, which may require the proposed Insured to have a medical exam. Any premium payment received by us from you before we have completed the underwriting process will be held by us in escrow. After we complete the underwriting process, we will notify you of our decision regarding your application. If we approve your application, the insurance coverage provided by your Policy will begin on the effective date of your Policy. The effective date of your Policy will be the latest of:


     o The date we complete the underwriting process and approve your application;
     o    The date we receive the required minimum initial premium payment; or
     o    The date all delivery requirements are satisfied.

The following items are delivery requirements:

     o    Our receipt of a signed Confirmation of Delivery form;
     o    Our receipt of a signed illustration; and
     o    Our receipt of signed amendments to the application, if applicable.

We will allocate your initial Net Premiums to your selected investment options on the effective date of your Policy. We will send you a confirmation statement indicating that your initial Net Premiums have been allocated and your Policy is effective.

Even if you live in a state where we can issue a Policy, we will not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. We will also not issue a Policy that insures a person who does not meet our underwriting standards. If we do not issue a Policy to you, we will return any premium payments made by you and received by us.

Specified Amount and Minimum Issue Limit

If you meet our underwriting standards, you may purchase a Policy with a Base Specified Amount as low as the Minimum Issue Limit. The Minimum Issue Limit for a Policy is $100,000. If you purchase a Policy with a Base Specified Amount equal to or near the Minimum Issue Limit, you might not be able to:

     o    Make withdrawals;
     o    Reduce your Specified Amount; or
     o    Change your death benefit option.

You should consider these limitations before you purchase a Policy with a Base Specified Amount at or near the Minimum Issue Limit. You should discuss the Specified Amount for your Policy with your insurance agent/financial representative before purchasing a Policy.

If you do not purchase the Additional Life Rider, your Base Specified Amount and your Specified Amount will be the same. However, if you do purchase the Additional Life Rider, your total Specified Amount will be divided between the Base Specified Amount of the Policy and the Additional Life Rider Specified Amount for the Additional Life Rider. The minimum initial Additional Life Rider Specified Amount you may purchase is $25,000. As a result, if you also purchase the Additional Life Rider, your initial Specified Amount must be at least $125,000 (i.e., $100,000 + $25,000).

10-Day Review Period


You have 10 days to review your Policy after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.


If you are not satisfied with the Policy, you can cancel it during the free look period. To cancel your Policy, you must return it either to us at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to the insurance agent/financial representative who sold you the Policy within the free look period. If you cancel the Policy during the free look period, we will refund to you:


     o The difference between any premiums you have paid, including fees and charges, and the amounts allocated to the Sub-Accounts; plus
     o The value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent/financial representative; plus
     o    Any charges imposed on amounts allocated to the Sub-Accounts.


However, some state laws may require us to refund your total premium payments.

                                PREMIUM PAYMENTS

Premium payments are payments that you make to purchase and maintain your Policy. You can vary the amount and frequency of your premium payments. The amount and frequency of your premium payments will affect your Account Value and the duration of insurance coverage under your Policy. We reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

Your initial premium payment must equal at least 1/12th of the minimum annual premium for the Five-Year No-Lapse Guarantee. Your initial premium payment may be given to your insurance agent/financial representative. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Generally, each premium payment must be at least $50.

You can make premium payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions. If you use one of these methods to make premium payments, we will accept premium payments in amounts less than $50.

Federal tax law may limit your ability to make certain large premium payments. We will monitor your premium payments to be sure that you do not exceed the permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

Planned Premiums

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown on your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Policy Anniversary after the Insured reaches 100 years of age or the date the Insured dies. You are not required to make a Planned Premium payment, but making Planned Premium payments increases the likelihood that your insurance coverage under the Policy will continue.

You are not required to make premium payments in set amounts or on a set schedule. You may find this flexibility attractive, but you are responsible for making sufficient premium payments to ensure that your Policy continues.

Generally, your Policy continues so long as your Net Cash Surrender Value is equal to or more than the Monthly Deduction plus the Monthly Expense Charge. Your Net Cash Surrender Value will fluctuate depending on various factors including the amount of your premium payments. Making Planned Premium payments increases the likelihood that your Net Cash Surrender Value will be sufficient to continue your Policy. If you skip a Planned Premium payment or you stop making Planned Premium payments, it is more likely that your Net Cash Surrender Value will be insufficient to continue your Policy.

Making Planned Premium payments does not guarantee that your Policy will continue. Because your Net Cash Surrender Value is affected by other factors, such as the investment return of your Policy, the charges related to your Policy, and the amount of loans and withdrawals you have made, your Planned Premium payments may not be enough to keep your Policy in force. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force. We will monitor your Policy and notify you if your Net Cash Surrender Value is no longer sufficient to maintain your Policy. Also, each year we will send you a report that includes a projection, which is based upon certain assumptions, that will indicate whether or not your Planned Premium is likely to be sufficient to keep your Policy in force for the upcoming year.

An illustration is a useful tool for estimating, by assuming one or more hypothetical investment returns, whether a given Planned Premium is likely to achieve the goals you have set for your Policy. An illustration is available upon request and free of charge.


More information about the continuation of your Policy, including a provision of your Policy that guarantees continued coverage for the five-year period beginning on the Policy Date, is located on pages 32 - 33 of this Prospectus. You may be able to purchase a rider that will extend this guarantee of continued coverage for longer periods of time.

Changing Your Planned Premium

Planned Premium Changes by Phone. You can change the amount or frequency of your Planned Premium over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to change your Planned Premium.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

     o    Your Social Security number
     o Your Policy number or other precise information that identifies your Policy
     o    Your new Planned Premium information

Planned Premium Changes in Writing. You can also change the amount or frequency of your Planned Premium by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy
     o    Your new Planned Premium information
     o    Your signature

Skipping Planned Premium Payments


You can skip Planned Premium payments and your Policy will continue to be effective if the Net Cash Surrender Value of your Policy is sufficient to pay the Monthly Deduction and the Monthly Expense Charge on the next Monthly Anniversary Day or the continuation provision described on pages 32 - 33 is applicable. If not, your Policy may terminate.


Investor Alert

     o Your Net Cash Surrender Value is affected by various factors, including the investment performance of the investment options you select. Therefore, it is possible that, due to poor investment performance, your Net Cash Surrender Value will not be sufficient to continue coverage under your Policy even if you have paid your Planned Premiums.
     o Skipped premium payments, withdrawals and loans will reduce your Net Cash Surrender Value and may prevent you from meeting the conditions required to continue coverage under your Policy.

     o Because of the relative size of the minimum annual premium for the Five-Year No-Lapse Guarantee and the Surrender Charge, your Net Cash Surrender Value may be zero for up to 5 years if you pay only that minimum annual premium. In addition, you may have to make an additional premium payment at the end of the first 5 years in order to continue coverage under your Policy. If you can only make the minimum annual premium payments, this type of policy may not be appropriate for you.


Target Premiums

Each Coverage Layer of your Policy is assigned a Target Premium for each Coverage Year. The Target Premium for each Coverage Layer is shown on your Policy Schedule. We use the Target Premium to determine the rate of the premium expense charge. We also use the Target Premium to determine the portion of a premium payment on which we assess the premium expense charge at the base rate and the portion that we assess the premium expense charge at the excess rate, which is lower.

Investor Alert


     o Attempting to structure the time and amount of premium payments to reduce the potential premium expense charge may increase your risk that your Policy will lapse.

                           ALLOCATION OF NET PREMIUMS

Investment Options

You decide how to allocate your Net Premiums by selecting from the following investment options:

  Sub-Accounts


   o  Deutsche VIT EAFE(R)Equity Index
   o  Deutsche VIT Equity 500 Index
   o  Deutsche VIT Small Cap Index
   o  Fidelity(R)VIP Equity-Income
   o  Fidelity(R)VIP Contrafund(R)
   o  Fidelity(R)VIP Growth & Income
   o  Fidelity(R)VIP Growth
   o  Fidelity(R)VIP Asset ManagerSM
   o  Fidelity(R)VIP Balanced
   o  Fidelity(R)VIP Mid Cap
   o  Fidelity(R)VIP Money Market
   o  Janus Aspen Aggressive Growth
   o  Janus Aspen Capital Appreciation
   o  Janus Aspen Worldwide Growth
   o  Legends Harris Bretall Sullivan & Smith Equity Growth
   o  Legends Third Avenue Value
   o  Legends Gabelli Large Cap Value
   o  Legends Baron Small Cap
   o  MFS(R)Capital Opportunities
   o  MFS(R)Emerging Growth
   o  MFS(R)Mid Cap Growth
   o  MFS(R)New Discovery
   o  Oppenheimer International Growth
   o  Oppenheimer Aggressive Growth
   o  Oppenheimer Strategic Bond
   o  Touchstone Emerging Growth
   o  Touchstone Small Cap Value
   o  Touchstone Growth/Value
   o  Touchstone Equity
   o  Touchstone Enhanced 30
   o  Touchstone Value Plus


   o  Touchstone Bond
   o  Touchstone Standby Income

   Fixed Account


   *  You should review your
      selected investment options
      and allocations periodically to
      determine if they are appropriate
      considering market conditions and
      your financial objectives.

Allocation of Net Premiums

Your initial allocation instructions are included in your application and are shown on your Policy Schedule. You can change your allocation instructions by contacting us either by phone or in writing. If we receive a premium payment from you, we allocate your Net Premiums based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your Net Premiums:

     o Allocate at least 1% of your Net Premiums to each investment option you choose.
     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future Net Premiums over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to change your allocations over the phone.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

     o    Your Social Security number
     o Your Policy number or other precise information that identifies your Policy
     o    Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future Net Premiums by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy
     o    Your allocation instructions
     o    Your signature

Third Party Authorizations. You can authorize a third party to allocate your Net Premiums. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Investor Alert

     o There is no guaranteed minimum value for amounts allocated to the Sub-Accounts. This means that you bear the entire investment risk that your investment in a Sub-Account could fall to zero.

                             TRANSFERRING YOUR MONEY

After your free look period, you can transfer money from one investment option to another. You can make transfers by phone or in writing.


The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250.


     o The allocation to each investment option must be at least 1% of the total transfer amount.
     o You can transfer money among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times in a Policy Year without charge. You will be charged $10 per transfer for each additional transfer in a Policy Year.
     o You can transfer from the Fixed Account to the Sub-Accounts only once each Policy Year. During the first 4 Policy Years, you can transfer up to 25% of your money from the Fixed Account in a Policy Year. After your 4th Policy Year, you can transfer all of your money from the Fixed Account at any time.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and charges.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these authorizations before you can call to transfer your money.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

     o    Your Social Security number
     o Your Policy number or other precise information that identifies your Policy
     o    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy
     o    Your transfer instructions
     o    Your signature

Third Party Authorizations. You can authorize a third party to transfer your money for you. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose, or from the Fixed Account, to the other Sub-Accounts. You can make the following transfers:


     o    A specific dollar amount
     o A specific percentage of your money in the Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)
     o Earnings in the Sub-Account we designate for this purpose or the Fixed Account


You select the number and frequency of your transfers in the Dollar Cost Averaging Program. We will transfer the money on your Monthly Anniversary Day.

The following guidelines apply to dollar cost averaging transfers:


     o    Dollar cost averaging transfers must continue for at least 12 months;
     o    Each transfer must be at least $100; and
     o The allocation to each Sub-Account must be at least 1% of the transfer amount.


To set up dollar cost averaging transfers, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.


Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

To set up automatic rebalancing, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

                                 BORROWING MONEY


Your Policy is designed to provide insurance coverage and to help you achieve your long-term financial goals. However, there may be times when you need to borrow money against your Policy.

Loans

You can borrow money from us using your Policy as collateral. We calculate the maximum loan amount using the following procedure:

     o    We determine 90% of your Cash Surrender Value.
     o    We subtract any outstanding Indebtedness.
     o We determine and subtract the next 2 Monthly Deductions and Monthly Expense Charges.

Collateral for Loans

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Enhanced 30 Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Enhanced 30 Sub-Account (75% of $2,000) to your Loan Account.

We pay interest on your Loan Account. The minimum interest we pay is 3.00% annually.

Interest on Borrowed Amounts

We charge interest on the amounts you borrow at the current rate. We may change the interest rate at any time, but the interest rate will never be greater than the maximum interest rate that is listed on your Policy Schedule.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

Investor Alert


     o Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

          o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.
          o Interest charged on borrowed amounts may be treated as an additional loan.
          o Outstanding Indebtedness is subtracted when determining your Death Benefit.

Loan Repayments


You can repay all or part of your loan at any time while the Insured is living. When you make a payment towards the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat is as an additional premium payment instead.


If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.



Cancellation Based on Indebtedness

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Deduction and Monthly Expense Charge for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 31 days before we terminate your Policy. The notice will tell you the minimum amount that you must pay to keep your Policy in effect. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

                             WITHDRAWING YOUR MONEY


There may be times when you need to withdraw money from or cancel your Policy. If you cancel your Policy, you may have to pay a Surrender Charge. Surrender Charges are explained on pages 29 - 30.


Withdrawals

After you have owned your Policy for one year, you may withdraw a portion of your money from your Policy by sending written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a withdrawal, please call the Columbus Life Variable Service Center at 800.677.9595.

The following guidelines apply to withdrawals:

     o You must include your Policy number or other information that identifies your Policy and the amount to be withdrawn on your instructions.
     o    Each withdrawal must be at least $500.
     o No withdrawal may be made that would reduce your Net Cash Surrender Value below $250.
     o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.
     o If you have death benefit Option 1, we will reduce the Specified Amount by the amount necessary to keep your Death Benefit less your Account Value the same both before and after the withdrawal. (If you have also purchased the Additional Life Rider, for any reduction in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.)
     o The amount of your withdrawal if you have death benefit Option 1 may be limited because your Base Specified Amount cannot be reduced to less than the Minimum Issue Limit by a withdrawal. As a result, if your Base Specified Amount is equal to the Minimum Issue Limit for your Policy, you will not be able to make withdrawals.

Processing Withdrawals

When we process your withdrawal, we will deduct the amount withdrawn plus any withdrawal fees from your Account Value. We withdraw money from each of your investment options on a pro-rata basis.


Payment of Withdrawals


We will generally send payments to you within 7 days of the date we process your request. We may delay calculating the amount of payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o You have made a premium payment by check that has not cleared the banking system.
     o The New York Stock Exchange is closed on a day that it normally would be open.
     o    Trading on the New York Stock Exchange is restricted.
     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
     o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

We reserve the right to delay payments from the Fixed Account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

Canceling Your Policy

You can cancel your Policy at any time. When you cancel your Policy, we pay you the Net Cash Surrender Value. This payment terminates your Policy and our obligations under the Policy.


The Net Cash Surrender Value will equal your Account Value, less any Indebtedness and any applicable Surrender Charge. Because investment performance, Monthly Deductions and Monthly Expense Charges affect your Account Value, loan activity affects your Indebtedness and a Surrender Charge may apply, the Net Cash Surrender Value may be much less than the total of your premium payments.


To cancel your Policy, send written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Policy number or other information that identifies your Policy and your signature in your instructions. For assistance, please call the Columbus Life Variable Service Center at 800.677.9595.

                                  DEATH BENEFIT


Death Benefit Options

Your Death Benefit depends on the death benefit option you select. When you complete your application, you select one of 2 death benefit options (Option 1 or Option 2).


                                              Option 1                                    Option 2
What Your                    The Death Benefit will equal the greater
Beneficiary Receives         of the following amounts:
                             o  The Specified Amount, less any           o  The Specified Amount plus the Account
                                Indebtedness; or                            Value, less any Indebtedness; or
                             o  The Account Value multiplied by          o  The Account Value multiplied by
                                the Applicable Death Benefit Factor         the Applicable Death Benefit Factor
                                (see Supplement B), less any                (see Supplement B), less any
                                Indebtedness.                               Indebtedness.

                             We calculate these amounts as of the date of the Insured's death.

Why Select This Option       Option 1 emphasizes the potential growth    Option 2 emphasizes the potential growth
                             of your Account Value. Under Option 1,      of your Death Benefit. Under Option 2,
                             any increase in your Account Value will     any increase in your Account Value will
                             decrease the risk to us relative to the     increase the amount of your Death
                             Death Benefit we must pay when the          Benefit. As a result, your Death Benefit
                             Insured dies. As a result, all other        under Option 2 will generally be greater
                             things being equal, you will pay less in    than that under Option 1 for the same
                             cost of insurance charges under Option 1    Specified Amount. However, you will pay
                             for the same Specified Amount than you      more in cost of insurance charges under
                             would under Option 2. These lower charges   Option 2 for the same Specified Amount
                             may allow your Account Value to grow        than you would under Option 1.
                             faster.

Examples                     Facts:
                             o  The Insured is less than 40 years
                                (old Applicable Death Benefit
                                Factor = 2.50).
                             o  Your Policy's Specified Amount
                                is $100,000.
                             o  You have never borrowed money from
                                your Policy.
                             o  Your Account Value is $25,000.

                             Under Option 1, your Death Benefit would    Under Option 2, your Death Benefit would
                             be the greater of $100,000 and $62,500      be the greater of $125,000 ($100,000 plus
                             ($25,000 multiplied by 2.50).               $25,000) and $62,500 ($25,000 multiplied
                                                                         by 2.50).

                             Therefore, your Death Benefit would be      Therefore, your Death Benefit would be
                             $100,000.                                   $125,000.



If your Policy has been modified by an aviation exclusion rider, your Death Benefit including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Changing Your Death Benefit Option


After you have owned your Policy for one year, you may change your death benefit option by sending written notice to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. If you change your death benefit option, your Specified Amount will also change unless you elect to keep the same Specified Amount. (If you have also purchased the Additional Life Rider, for any change in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.) The change in Specified Amount ensures that your Death Benefit will be the same both before and after the change. Also, a change in death benefit option will generally affect your cost of insurance charges. If you change your death benefit option, we will automatically make any other changes necessary to preserve the status of the Policy as life insurance under the federal tax laws. We must approve any changes in your death benefit option. Changes in your death benefit option are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule.


         Changing from Option 1 to Option 2

         If you change from Option 1 to Option 2, your previous Specified Amount will be reduced by the amount, if any, needed to keep the Death Benefit the same both before and after the change. We will not allow this change if it causes the new Specified Amount to fall below the Minimum Issue Limit shown on your Policy Schedule.

          If you elect to keep the same Specified Amount as before, you must provide us with proof of insurability satisfactory to us.

         Changing from Option 2 to Option 1

          If you change from Option 2 to Option 1, your previous Specified Amount will be increased by the amount, if any, needed to keep the Death Benefit the same both before and after the change.

Changing Your Specified Amount

You may ask to change your Specified Amount by sending a written request to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may change the Specified Amount of your Policy without changing your death benefit option. The Specified Amount must be increased or decreased by at least $25,000. (If you have also purchased the Additional Life Rider, for any change in your Specified Amount, you will keep the same proportion of Base Specified Amount and Additional Life Rider Specified Amount.)

         Increasing the Specified Amount

         You may apply for an increase in your Specified Amount on a supplemental application. Before the increase is effective, we will require proof of insurability satisfactory to us. Any approved increase will be effective as of the date shown on the amended Policy Schedule.

         Decreasing the Specified Amount

         You may request a decrease in your Specified Amount at any time after you have owned the Policy for one year. Only your written request is needed to decrease your Specified Amount. However, you may not decrease your Base Specified Amount below the Minimum Issue Limit shown on your Policy Schedule. We may also limit the amount of the decrease in order to preserve the tax status of your Policy as life insurance.

          A decrease in your Specified Amount will be applied in the following order:

                    (1) We will reduce the most recent increase in your Specified Amount, if any.
                    (2) We will then reduce the next most recent increase in your Specified Amount, if any.
                    (3) We will continue reducing any increase in your Specified Amount until it has been reduced to your initial Specified Amount.
                    (4) Finally, any remaining decreases will reduce your initial Specified Amount.

                           PAYMENT OF POLICY PROCEEDS

Policy Proceeds

We will pay the proceeds of this Policy in a lump sum or under one of the Income Plans. We will pay one of 2 types of proceeds--Death Proceeds or Net Cash Surrender Value proceeds. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.


                                        Death Proceeds                            Net Cash Surrender Value
                                        --------------                            ------------------------
When Paid?               o    Upon the death of the Insured.                         o   Upon any cancellation of the Policy
                                                                                         during the lifetime of the Insured.

Who Receives Payments    o    The Beneficiaries or their                             o   You receive the payments.
or Who are the Payees?        designated Payee(s) receive the
                              payments.
                         o    If there are no surviving Beneficiaries,
                              the Contingent Beneficiaries who are still alive,
                              or their designated Payee(s), receive the
                              payments.
                         o    If there are no surviving Beneficiaries or
                              Contingent Beneficiaries, you or your estate
                              receive the payments.

Amount of Proceeds?      o    The proceeds equal your Death                          o   The proceeds equal your Account
                              Benefit plus any insurance on the life                     Value less any applicable Surrender
                              of the Insured provided by riders                          Charge and less any Indebtedness on the
                              (other than the Additional Life Rider                      date of cancellation.
                              because the amount of insurance is                     o   We will also pay you interest on
                              already included in the Death Benefit).                    the proceeds at not less than the rate
                         o    We will also pay you interest on required by law           required by law for the time between the
                              for the time between the proceeds at not less than         date the Policy is cancelled to the date
                              the rate the date the Policy is cancelled to the           of the lump-sum payment or the date on
                              required by law for the time between date of the           which we apply the proceeds to the
                              lump-sum payment or the the date of the Insured's          selected Income Plan.
                              death to the date on which we apply the proceeds
                              to date of the lump-sum payment or the the
                              selected Income Plan. date on which we apply the
                              proceeds to the selected Income Plan.
                         o    If the Insured dies during a Grace Period, we will
                              reduce the proceeds by the amount of any unpaid
                              charges, but not by more than 3 times the sum of
                              the Monthly Deduction and the Monthly Expense
                              Charge.

How to Claim Proceeds?   o    The Beneficiary must contact us for instructions       o   You must write to us and tell us
                              and provide proof of the Insured's death.                  that you want to cancel your Policy.
                         o    We may request other information Insured's death.      o   We may request other information
                              before we pay the proceeds.                                before we pay the proceeds.

Selecting an Income Plan


While the Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the Insured's death, the Beneficiary may not change the Income Plan after the Insured's death.


We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

    Income Plan 1            o    Payments for Fixed Period - we make monthly
                                  payments for a fixed number of years.


    Income Plan 2            o    Payments for Life--Guaranteed Period - we make
                                  monthly payments for a guaranteed period or the life of a designated person, whichever is longer.

    Income Plan 3            o    Payments of a Fixed Amount - we make monthly
                                  payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

    Income Plan 4            o    Life Annuity--No Guaranteed Period - we make
                                  monthly payments for the life of a designated person.

    Income Plan 5            o    Joint and Survivor - we make monthly payments
                                  as long as one of two designated persons is alive.


In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

Summary of Income Plans


The total amount to be applied under an Income Plan includes both the proceeds and any interest we have paid on the proceeds.


         Income Plan 1
         (Payments for Fixed Period)

         We will pay the proceeds in equal monthly installments for a fixed period of time, up to a maximum of 30 years. The installment payments will remain the same throughout the period of years selected.

         The amount of the monthly installment payment will depend on the following:

               o    The total amount to be applied under this Income Plan; and
               o    The number of years selected for installment payments.

         Income Plan 2
         (Payments for Life--Guaranteed Period)

         You select a guaranteed payment period of 10 or 20 years. We will make equal monthly payments for the selected guaranteed period or the life of a designated person, whichever is longer. Before we make a payment, we may require proof that designated person is alive at the time a payment is due.

         The amount of the monthly installment payment will depend on the following:

               o    The total amount to be applied under this Income Plan;
               o    The gender of the designated person;
               o The age of the designated person on the effective date of this Income Plan; and
               o    The selected guaranteed period.

         Income Plan 3
         (Payments of a Fixed Amount)

         We will pay the proceeds in equal monthly installment payments. You select the amount of the monthly installment payment, which must be at least $5 for every $1,000 of proceeds. For example, if the proceeds are $60,000, the minimum monthly installment payment is $300 ($5 x 60). The monthly installment payment will remain the same until the total amount to be applied under this Income Plan is paid. The last payment will be for the balance only. All monthly installment payments must be made in 30 years or less.

         Income Plan 4
         (Life Annuity--No Guaranteed Period)

         We will make equal monthly payments as long as the designated person is alive. When the designated person dies, we will stop making payments, even if we have only made one payment. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

         The amount of the monthly installment payment will depend on the following:

               o    The total amount to be applied under this Income Plan;
               o    The gender of the designated person; and
               o The age of the designated person on the effective date of this Income Plan.

         Income Plan 5
         (Joint and Survivor)


         We will make equal monthly payments as long as one of two designated persons is alive. We will stop making payments when the second of the two designated persons dies regardless of how many payments we have made. Before we make a payment, we may require proof that at least one of the designated persons is alive at the time the payment is due.


         The amount of the monthly installment payment will depend on the following:

               o    The total amount to be applied under this Income Plan;
               o    The gender of each of the designated persons; and
               o The age of each of the designated persons on the effective date of this Income Plan.

                                     CHARGES

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the Policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.

The premium expense charge that you pay to us depends on the Coverage Year for each Coverage Layer. We allocate premium payments to each Coverage Layer in the same proportion that the Target Premium for a Coverage Layer bears to the total Target Premiums for all Coverage Layers. The premium expense charge rate that you pay for each Coverage Layer depends on the following:

     o The total amount of premium payments allocated to that Coverage Layer in each Coverage Year; and
     o Whether the total amount of premium payments allocated to that Coverage Layer in that Coverage Year is more than or less than the Target Premium for that Coverage Layer.

If the premium payments allocated to a Coverage Layer in a Coverage Year are more than the Target Premium for that Coverage Layer, we assess a lower premium expense charge rate on the excess premium payments. The total premium expense charge that you pay on a specific premium payment is the sum of the premium expense charges that we calculate for each Coverage Layer. The maximum premium expense charge for a Coverage Layer is 7.50% of the part of the premium payment allocated to that Coverage Layer. The table below describes the current and maximum premium expense charge rate that we charge.

---------------------------------------------------------    ---------------------------------------------------------
          Current Premium Expense Charge Rates                         Maximum Premium Expense Charge Rates
---------------------------------------------------------    ---------------------------------------------------------
                       Up to            In Excess of          Coverage           Up to              In Excess of
Coverage Year     Target Premium       Target Premium           Year         Target Premium        Target Premium
-------------     --------------       --------------         --------       --------------        --------------
     1-12              6.50%                3.25%               1-12              7.50%                 4.25%
     13+               2.50%                1.75%                13+              3.50%                 2.75%
---------------------------------------------------------    ---------------------------------------------------------

At our option, we may charge an amount different than the current rates shown above. However, the premium expense charge rate is guaranteed to be no more than the maximum shown above.

State Tax Charge

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.62% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.

Monthly Deduction and Monthly Expense Charge

The Monthly Deduction includes the cost of insurance charge described below plus the cost of any additional benefits provided under your Policy by rider.

The Monthly Expense Charge partially covers our expenses for distributing, issuing and administering the Policy and for assuming the mortality risks and the expense risks associated with the Policy. The Monthly Expense Charge consists of 3 components:

     o    a per policy charge;
     o    a per $1,000 charge; and
     o    a mortality and expense risk charge.

We deduct the Monthly Deduction and the Monthly Expense Charge on each Monthly Anniversary Day, including the Policy Date. We normally deduct these charges from each of your investment options on a pro-rata basis. You may elect to have all of these charges deducted entirely from the Fixed Account or from a single Sub-Account that you select. Please contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or call us at 800.677.9595 for assistance in making this election.

Cost of Insurance Charge

You pay us a monthly cost of insurance charge for providing you with life insurance protection.

The cost of insurance charge that you pay to us depends on the Insured's issue age, gender and underwriting class, your Specified Amount, the length of time the Policy or any increase in Specified Amount has been in effect and the division of your Specified Amount between Base Specified Amount and Additional Life Rider Specified Amount.

The table in Supplement C shows the maximum cost of insurance charge if the Insured under a Policy is in either a standard or preferred underwriting class. Various risk factors determine the underwriting class of the Insured. The cost of insurance charge rate is generally higher for an Insured who uses tobacco, but the cost of insurance charge rate is generally lower for an Insured who is in the preferred underwriting class. The monthly cost of insurance charge may be higher than the amount shown in Supplement C if the Insured under a Policy is in a special or substandard underwriting class.

The maximum monthly cost of insurance charge rates under your Policy are shown on your Policy Schedule. At our option, we may charge less than the maximums shown on your Policy Schedule. For early Coverage Years of a Coverage Layer, we also generally charge a lower cost of insurance charge rate for a Specified Amount above $250,000. Also, for early Coverage Years of a Coverage Layer, this charge may be even lower for the cost of insurance charge rate attributable to the Additional Life Rider Specified Amount.

Per Policy Charge

The per policy charge is a component of the Monthly Expense Charge that partially compensates us for administering the Policy. The maximum per policy charge is $9.00. The current per policy charge is $7.50. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Per $1,000 Charge

The per $1,000 charge is a component of the Monthly Expense Charge that partially compensates us for issuing and distributing the Policy. A per $1,000 charge applies to your initial Base Specified Amount and to any requested increase in Base Specified Amount. We will charge the per $1,000 charge on your initial Base Specified Amount for the first 12 years after your Policy Date. We will also charge a per $1,000 charge on any increase in Base Specified Amount for the first 12 years after that increase. However, we will not change your per $1,000 charge for a Coverage Layer if you reduce your Specified Amount.

The per $1,000 charge that you pay to us depends on the Base Specified Amount, and the Insured's age and underwriting class on the Policy Date and on the date of any increase in Base Specified Amount, and the Insured's gender. Various risk factors determine the underwriting class of the Insured. The maximum per $1,000 charge we may charge is $0.42 per $1,000 of Base Specified Amount. Your maximum per $1,000 charge under your Policy is shown on your Policy Schedule. At our option, we may charge less than the maximum shown on your Policy Schedule. We do not charge a per $1,000 charge on the Additional Life Rider Specified Amount.

Mortality and Expense Risk Charge

The mortality and expense risk charge is a component of the Monthly Expense Charge that partially compensates us for assuming the mortality risk and the expense risk associated with the Policy. We take a mortality risk that the Insured will not live as long as we expect and therefore the amount of the death benefits we pay under the Policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policy will be greater than we expect.

You pay us to assume these risks by paying the mortality and expense risk charge. The maximum mortality and expense risk charge is 0.90% annually. The current annual rate of these charges is 0.70% for the first 12 Policy Years. Beginning in Policy Year 13, we charge a different rate on different portions of your Account Value. The table below describes the current and maximum mortality and expense risk charge rates that we charge.

----------------------------------------------------------------------------------------------------------
                      Account Value
                      Less Value of            Current Annual Mortality     Maximum Annual Mortality and
Policy Year           Loan Account           and Expense Risk Charge Rate     Expense Risk Charge Rate
-----------           --------------         ----------------------------   -----------------------------
1 - 12                 All Amounts                       0.70%                         0.90%

13 +                   0 - $25,000                       0.70%                         0.90%
                    $25,001 - $50,000                    0.45%                         0.65%
                   $50,001 - $250,000                    0.20%                         0.40%
                       $250,001 +                        0.10%                         0.30%
----------------------------------------------------------------------------------------------------------


Surrender Charge

A Surrender Charge will generally apply if your Policy is cancelled or terminated for any reason, including lapse, during the first 12 years after the issuance of your Policy or the first 12 years after an increase in the Specified Amount. A separate 12-year period applies to each Coverage Layer.

The maximum Surrender Charge under your Policy depends upon your surrender target amount for each Coverage Layer and the Coverage Year of each Coverage Layer on the date of termination or cancellation. The maximum surrender target amount shown in Supplement D depends upon the Insured's issue age, gender and underwriting class at the time each Coverage Layer begins, and the Base Specified Amount associated with each Coverage Layer. (Because there is no Surrender Charge associated with the Additional Life Rider Specified Amount, we only determine the surrender target amount for the Base Specified Amount). The formula for determining your Surrender Charge from your surrender target amount is shown in Supplement E. The maximum Surrender Charge that we may charge is 90% of the surrender target amounts for your Policy. Your maximum Surrender Charge is shown on your Policy Schedule.

The following example should help you understand Surrender Charges and the formula shown in Supplement E for determining the amount of a Surrender Charge.


     o A male, preferred, tobacco abstainer born on January 1, 1965 purchases a Policy with an initial Base Specified Amount of $200,000 on October 1, 2000. This is Coverage Layer 1. The issue age for Coverage Layer 1 is 35. The surrender target amount for Coverage Layer 1 is set at $1,700.00.
     o He increases the Base Specified Amount by $100,000 on January 1, 2007. This is Coverage Layer 2. The issue age for Coverage Layer 2 is 42. The surrender target amount for Coverage Layer 2 is set at $1,211.00.
          o    The total Base Specified Amount would then be $300,000.
     o He increases the Base Specified Amount by $50,000 on April 1, 2012. This is Coverage Layer 3. The issue age for Coverage Layer 3 is 47. The surrender target amount for Coverage Layer 3 is $774.00.
          o    The total Base Specified Amount would then be $350,000.
     o    On July 1, 2015, he surrenders his Policy. On the date of surrender
          o Coverage Layer 1 is in its 15th Coverage Year (178th month in effect),
          o Coverage Layer 2 is in its 9th Coverage Year (103rd month in effect), and
          o Coverage Layer 3 is in its 4th Coverage Year (40th month in effect).
     o We would charge him a Surrender Charge determined as described in the following steps:


               Step 1: The Surrender Charge attributed to Coverage Layer 1 is $0. Coverage Layer 1 has been in effect for more than 12 Coverage Years.
               Step 2: The Surrender Charge attributed to Coverage Layer 2 is $569.17. The calculation for this portion of the Surrender Charge is [90% - (103-60)%] x $1,211.00.
               Step 3: The Surrender Charge attributed to Coverage Layer 3 is $696.60. The calculation for this portion of the Surrender Charge is 90% x $774.00.
               Step 4: The total Surrender Charge is ($0 + $569.17 + $696.60) or $1,265.77.


Transfer Charges


We do not charge you for the first 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year. If you make more than 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year, we will charge you $10 per transfer for each additional transfer. We do not charge you for transfers made in connection with the Dollar Cost Averaging Program or Automatic Rebalancing Program and we do not count these transfers when we determine the number of transfers you have made in a Policy Year. We deduct the $10 transfer charge from your Account Value.


All transfers requested on the same day will be considered a single transfer for purposes of determining transfer charges.

Withdrawal Fees

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal. We deduct the $50 withdrawal fee from your Account Value.

Summary of Charges


-------------------------- ------------------------ --------------------------------------------------- --------------------
                                When Charged?                       How Much Charged?                      How Charged?
-------------------------- ------------------------ --------------------------------------------------- --------------------
Premium Expense Charge                              The maximum premium expense charge is 7.50% of      We deduct these
                                                    each premium payment. The premium expense charge    charges from each
                           When you make a          that you pay depends on the current rates, the      premium payment
                           premium payment.         number of Coverage Layers and their Coverage        before we allocate
                                                    Years, and the total amount of premium payments     the Net Premiums to
                                                    allocated to each Coverage Layer in a Coverage      your investment
                                                    Year.                                               options.

State Tax Charge                                    The state tax charge that you pay will reflect
                                                    the actual state premium tax charges in the
                                                    state in which you reside.

Monthly Deduction (cost                             This charge is generally based on the cost of
of insurance)                                       insurance and the cost of benefits provided by
                                                    riders. See Supplement C for the guaranteed
                                                    maximum cost of insurance charge. See the Riders
                                                    section of this Prospectus for the cost of
                                                    benefits to be provided by rider.

Monthly Expense Charge     On each Monthly          This charge consists of three components: the
                           Anniversary Day,         per policy charge, the per $1,000 charge and the
                           including the Policy     mortality and expense risk charge.
                           Date.
                                                    The maximum per policy charge is $9.00 each
                                                    month (current = $7.50).

                                                    The per $1,000 charge depends on the Insured's
                                                    age and underwriting class on the Policy Date
                                                    and the date of any increase in Base Specified      We reduce your
                                                    Amount and the length of time the Coverage Layer    Account Value.
                                                    has been in effect (maximum = $0.42 per $1,000
                                                    of Base Specified Amount)

                                                    The maximum mortality and expense risk charge is
                                                    0.90% annually for the first 12 years (current =
                                                    0.70%). Beginning in year 13, the rate charged
                                                    depends on your Account Value and the value of
                                                    your Loan Account.

Surrender Charge           When the Policy is       This charge is based on the surrender target
                           surrendered or           amounts associated with your Base Specified
                           otherwise terminates.    Amount and the Coverage Year of each Coverage
                                                    Layer. The maximum Surrender Charge is 90% of the
                                                    surrender target amounts for your Policy. (See
                                                    Supplements D & E)

Transfer Charges           On transfers among       $10 per transfer
                           Sub-Accounts or from
                           Sub-Accounts to the
                           Fixed Account after
                           the first 12 transfers
                           in a Policy Year.

Withdrawal Fees            On withdrawals after     $50 per withdrawal
                           the first withdrawal
                           in the Policy Year.

                           CONTINUATION OF YOUR POLICY

Continuation of Insurance Coverage

On each Monthly Anniversary Day, we determine whether your insurance coverage will continue. If your Net Cash Surrender Value is equal to or more than the monthly charges to be charged on the Monthly Anniversary Day, your Policy will continue.

If your Net Cash Surrender Value is less than the monthly charges, then a Grace Period related to the continuation of your Policy will start unless the Five-Year No-Lapse Guarantee described below applies. If the Five-Year No-Lapse Guarantee does not apply, and you do not make the required additional premium payment during the Grace Period, your Policy will lapse without value.

     o Monthly charges include the Monthly Deduction and the Monthly Expense Charge. The Monthly Deduction includes the amount deducted for the cost of insurance plus the cost of any additional benefits provided under your Policy by rider.

     o Supplement F to this Prospectus contains a description of the procedures we use to determine if your Policy meets the conditions for the Five-Year No-Lapse Guarantee.

     o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Continuation Coverage Under the Five-Year No-Lapse Guarantee

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy, your Policy may continue under the Five-Year No-Lapse Guarantee. During the first 5 years after the Policy Date, we guarantee that we will not terminate your Policy or start a Grace Period related to continuation of your Policy.


On each Monthly Anniversary Day, we determine if your Policy meets the conditions for the Five-Year No-Lapse Guarantee as described in Supplement F. If your Policy does not meet these conditions, then a Grace Period will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Five-Year No-Lapse Guarantee. It cannot be reinstated.

You may be able to purchase a rider that will provide a guarantee of continued coverage for an extended period of time.


Minimum Annual Premium

Your minimum annual premium for the Five-Year No-Lapse Guarantee is shown on your Policy Schedule. We use the minimum annual premium to determine if you have met the conditions for continuing your insurance coverage under this provision.

If you make any changes in your Policy that result in an increase in the Specified Amount or you add any riders, we will determine a new minimum annual premium. We will send you a new Policy Schedule showing the new minimum annual premium.

However, we will not change your minimum annual premium if you make any changes to your Policy that result in a decrease in the Specified Amount or if you cancel any riders.


Policy Lapse

If a Grace Period related to the continuation of your Policy ends, you have not paid the minimum additional premium needed to continue your Policy and the Five-Year No-Lapse Guarantee does not apply, your Policy will lapse and you will not receive any money from us because the Net Cash Surrender Value of your Policy will have been reduced to zero.

Grace Periods

A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice. Under certain circumstances, the Grace Periods related to the continuation of your Policy and the continuation of the Five-Year No-Lapse Guarantee may overlap or start at the same time. The chart below shows how a Grace Period works.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             Continuation of Five-Year
                                   Continuation of Your Policy                                   No-Lapse Guarantee
-------------------------------------------------------------------------------------------------------------------------------
When Does a Grace        o    A Grace Period related to the                     o   A Grace Period related to the
Period Start?                 continuation of your Policy will start if:            Five-Year No-Lapse Guarantee will start if
                                                                                    your Policy does not meet the conditions
                              o    Your Net Cash Surrender Value is not             for this guarantee.
                                   sufficient on a Monthly Anniversary
                                   Day; and
                              o    The Five-Year No-Lapse Guarantee does
                                   not apply.

What Will the Notice     o    The notice will tell you the amount               o   The notice will tell you the amount of
Tell Me?                      of the minimum additional premium you                 the minimum additional premium you must
                              must pay to keep your Policy in effect.               pay to maintain the Five-Year No-Lapse
                                                                                    Guarantee.

What If I Make the       o    If you make the required additional               o   If you make the required additional
Payment Within the            premium payment during the Grace Period,              premium payment during the Grace Period,
Grace Period?                 your Policy will continue to be effective.            the Five-Year No-Lapse Guarantee will
                                                                                    continue to be effective.

What If I Do Not Make    o    If you do not make the required additional        o   If you do not make the required additional
the Payment Within            premium payment during the Grace Period,              premium payment during the Grace Period,
the Grace Period?             your Policy will terminate at the end of the          you will lose the Five-Year No-Lapse
                              Grace Period without value.                           Guarantee.
                              value.                                            o   The Five-Year No-Lapse Guarantee cannot be
                                                                                    reinstated.

What If the Insured      o    If the Insured dies during the Grace
Dies During the Grace         Period, we will reduce the Death Proceeds
Period?                       by the amount of any unpaid charges up to
                              3 times the sum of the Monthly Deduction
                              and the Monthly Expense Charge.



We will mail Grace Period notices to you at your address as shown on our records. We will also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records.




Reinstatement

If your Policy was terminated but the Insured is still living, you can ask us to reinstate your Policy at any time during the 5-year period after the Grace Period ends. We will reinstate your Policy if:

     o    We receive satisfactory evidence of insurability.
     o You pay a premium that increases your Net Cash Surrender Value to an amount equal to or greater than:
          o All costs and charges that we would have deducted from your Account Value on each Monthly Anniversary Day from the date of termination to the date of reinstatement; and
          o The Monthly Deduction and Monthly Expense Charge for the next 3 months.
     o You pay or reinstate any Indebtedness that was outstanding on the date of termination.

If you do not maintain the Five-Year No-Lapse Guarantee, we will not reinstate it.

                                     RIDERS

Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations and conditions. Issue age or other restrictions may apply to a rider. Rider provisions may vary slightly from state to state according to state law. All riders may not be available in your state. You should review any rider before purchasing it.

Included Riders

The Accelerated Death Benefit Plus Rider summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted and if the Insured meets certain underwriting conditions. If the Accelerated Death Benefit Plus Rider is not available, the Accelerated Death Benefit Rider summarized below will be automatically included with every Policy issued in a state where the insurance benefit is permitted and if the Insured meets certain underwriting conditions. When the Accelerated Death Benefit Plus Rider becomes available in your state and the Insured meets the underwriting conditions, we will amend your previously issued Policy by substituting the Accelerated Death Benefit Plus Rider for the Accelerated Death Benefit Rider. You should ask your insurance agent/financial representative if these insurance benefits are available in your state and whether the Insured meets these underwriting conditions.

Accelerated Death Benefit Plus Rider

Benefit Summary:                Enables you to obtain an advance against the
                                Death Benefit upon any of the following
                                qualifying events:
                                     (1) the Insured has been diagnosed with a
                                         Critical Illness;
                                     (2) the Insured has been Permanently
                                         Confined to a Nursing Home; or
                                     (3) the Insured has been diagnosed as
                                         having a Terminal Illness. Only one
                                         election may be made for each type of
                                         qualifying event.

Benefit Description:            When a qualifying event occurs, we will make
                                special loans to you secured by your Death
                                Benefit payable under the Policy. The cumulative maximum amount of these special loans depends on which type of qualifying event occurs and described in the rider.

                                Multiple special loan advances are permitted during a specified (depending on the qualifying event) period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge interest at an annual rate of 8% on all special loans we make to you.

                                Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

                                The Death Benefit will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:              This advance must be voluntarily elected. It is
                                not available if:
                                     o   You are required to elect this benefit
                                         by law to meet the claims of creditors;
                                         or
                                     o   You are required to elect this benefit
                                         by a government agency in order to
                                         apply, keep or maintain a government
                                         benefit.

Cost of Benefits:               No charge until elected. We reserve the right to
                                assess an administrative charge of up to $150.00 per qualifying event. We charge interest at a rate of 8% per year on the amount of the advance.


Termination of Benefits:        The benefits terminate on the earliest of:

                                     o   The date your Policy ends;
                                     o   The date the cumulative maximum amount
                                         has been advanced; or
                                     o   The date the Insured is age 100.

Accelerated Death Benefit Rider

Benefit Summary:                Enables you to obtain an advance against the
                                Death Benefit upon diagnosis of fatal illness.

Benefit Description:            When the Insured is diagnosed with a fatal
                                illness, we will make special loans to you secured by the Death Benefit payable under the Policy. The cumulative maximum amount of these special loans will be equal to the lesser of:
                                     o   $250,000; or
                                     o   60% of the difference between your
                                         Death Benefit and the maximum amount
                                         you are able to borrow from your
                                         Policy.

                                Multiple special loan advances are permitted during the 12-month period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge interest at an annual rate of 8% on all special loans we make to you.

                                Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

                                The Death Benefit will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:              This advance must be voluntarily elected. It is
                                not available if:
                                     o   You are required to elect this benefit
                                         by law to meet the claims of creditors;
                                         or
                                     o   You are required to elect this benefit
                                         by a government agency in order to
                                         apply, keep or maintain a government
                                         benefit.

Cost of Benefits:               No charge until elected. We reserve the right to
                                assess an administrative charge of up to $150.00. We charge interest at a rate of 8% per year on the amount of the advance.

Termination of Benefits:        The benefits terminate on the earlier of:
                                     o   The date your Policy ends; or

                                     o   The date the cumulative maximum amount
                                         has been advanced.


If the Insured is between the ages of 0 and 65 when the Policy is issued, the Extended Maturity Benefit Rider summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted. You should ask your insurance agent/financial representative if these insurance benefits are available in your state.

Extended Maturity Benefit Rider

Benefit Summary: If the Insured has a positive Net Cash Surrender Value and is 100 years of age, the Policy will continue in effect until the Insured's death or until the Policy is surrendered.

Benefit Description:            The Policy will continue in effect on and after
                                the Policy Anniversary on which the Insured is age 100 if the Insured has a positive Net Cash
                                Surrender Value. For that time period, the death benefit will be revised to equal:
                                     o   The greater of the Specified Amount or
                                         the Cash Surrender Value of the Policy;
                                         less
                                     o   Any Indebtedness.

                                Except for payment of proceeds, account activity will be suspended during this time period. Your entire Account Value will be transferred to the Fixed Account.


Excluded Coverage:              We will not provide this benefit if the Net Cash
                                Surrender Value is not positive on the day before the Policy Anniversary on which the Insured is age 100.

Cost of Benefits:               None

Termination of Benefits:        The benefits terminate at the earlier of:
                                     o   The date your Policy ends; or
                                     o   The date you cancel the rider.

Optional Riders

Subject to certain underwriting conditions and other requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. We will deduct the cost of any rider as a part of the Monthly Deduction. Each available optional insurance benefit (or rider) is summarized below. You should ask your insurance agent/financial representative if these insurance benefits are available in your state and whether these underwriting conditions and other conditions are met.

Accidental Death Rider

Benefit Summary:                Pays an additional death benefit if the
                                Insured's death is caused by accidental bodily injury.


Benefit Description:            You select the Accidental Death Benefit Amount.
                                The Accidental Death Benefit Amount will be added to the Death Proceeds and paid under the same Income Plan. Under certain circumstances, we will pay 2 times your Accidental Death
                                Benefit Amount.


Excluded Coverage*:             We will not pay an Accidental Death Benefit if
                                the Insured's injury or death resulted from certain risks, such as suicide, certain travel in aircraft, certain use of drugs and participation in an activity while intoxicated.


Cost of Benefits:               Depends on the Insured's Attained Age and
                                selected Accidental Death Benefit Amount.


Termination of Benefits:        The benefits terminate at the earliest of:
                                     o   The date your Policy ends;
                                     o   The date you cancel the rider; or
                                     o   The day before the Policy Anniversary
                                         on which the Insured is 70 years old.


Additional Life Rider
Benefit Summary: Provides an additional amount of insurance coverage, the Additional Life Rider Specified Amount, on the life of the Insured that is payable as a part of the death benefit under the Policy.

Benefit Description:            You select the Additional Life Rider Specified
                                Amount.
                                     o   Minimum = $25,000
                                     o   Maximum = 10 times Base Specified
                                                   Amount of the Policy

                                The Additional Life Rider Specified Amount is added to the Base Specified Amount to determine the Specified Amount and the Death Benefit of the Policy.

                                Surrender Charges and per $1,000 charges under the Policy do not apply to the Additional Life Rider Specified Amount.

Excluded Coverage*:             This benefit is not available if you purchase
                                the Extended No-Lapse Guarantee Rider.

Cost of Benefits:               A cost of insurance charge will be determined
                                for the Additional Life Rider Specified Amount.
                                In addition, target premium and therefore premium expense charge will increase.

Termination of Benefits:        The benefits terminate on the earlier of:
                                     o   The date your Policy ends; or
                                     o   The date you cancel the rider.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Children's Term Rider
Benefit Summary:                Pays a death benefit if an Insured Child dies.


Benefit Description:            You select the Children's Term Benefit Amount
                                that will be applicable to each Insured Child.
                                The Children's Term Benefit Amount will be paid upon the death of an Insured Child and can be paid under an Income Plan. Under most circumstances, if the Insured dies, the insurance on each Insured Child provided by this rider will become fully paid-up nonparticipating term insurance and will continue until each Insured Child's 23rd birthday. After an Insured
                                Child is age 18, that Insured Child may convert the term insurance policy to a whole life plan.


Excluded Coverage:              This rider provides coverage only for Insured
                                Children of the Insured. An Insured Child includes any child of the Insured who was at least 15 days old and less than 18 years old when named in the application. An Insured Child also includes any child at least 15 days old, who after the date of application for this rider, was born of any marriage of the Insured or was adopted by the Insured when less than 18 years of age.


Cost of Benefits:               Depends only on selected Children's Term Benefit
                                Amounts.


Termination of Benefits:        The benefits terminate on the earliest of:
                                     o   The date your Policy ends;
                                     o   The date you cancel the rider;
                                     o   The day before the Policy Anniversary
                                         on which the Insured is 65 years old; o
                                         On an Insured Child's 23rd birthday,
                                         for that Insured Child; or o The day an
                                         Insured Child exercises the conversion
                                         option, for that Insured Child.

Disability Credit Rider

Benefit Summary:                Makes premium payments equal to the "Credit
                                Amount" while you are disabled, as "disabled" is defined in the rider.


Benefit Description:            You select the Credit Amount. The Credit Amount
                                is the annual amount of premium payments we will pay under this optional policy benefit. The
                                Credit Amount must always be greater than or equal to your minimum annual premium for the Five-Year No-Lapse Guarantee. Your Credit Amount may be adjusted if the minimum annual premium changes. We make a premium payment of 1/12 of the Credit Amount for each month you are disabled. This amount may or may not be sufficient to keep your Policy in effect.

Excluded Coverage:              Disabilities that result from the following are
                                not covered:
                                     o   Self-inflicted injuries
                                     o   A declared or undeclared war
                                     o   Injuries or diseases that first
                                         manifest while this optional insurance
                                         benefit is not in force


Cost of Benefits:               Depends on the Insured's Attained Age and
                                selected Credit Amount.


Termination of Benefits:        The benefits terminate on the earliest of:
                                     o   The date your Policy ends;
                                     o   The date you cancel the rider; or
                                     o   The day before the Policy Anniversary
                                         on which the Insured is 60 years old,
                                         unless such benefits are being paid at
                                         that time.

Extended Maturity Benefit Plus Rider

Benefit Summary:                If the Insured has a positive Net Cash Surrender
                                Value and is 100 years of age, the Policy will continue in effect until the Insured's death or until the Policy is surrendered.

Benefit Description:            The Policy will continue in effect on and after
                                the Policy Anniversary on which the Insured is age 100 if the Insured has a positive Net Cash
                                Surrender Value. For that time period, the death benefit under the Policy will be Option 2. We will not change your Specified Amount if you had Option 1 selected when we change your death benefit to Option 2. Except for payment of proceeds, account activity will be suspended during this time period. Your entire Account
                                Value will be transferred to the Fixed Account.

Excluded Coverage:              We will not provide this benefit if the Net Cash
                                Surrender Value is not positive on the day before the Policy Anniversary on which the Insured is age 100.


Cost of Benefits:               Depends on Insured's age when the rider is
                                issued. You may elect to defer the costs of this rider until the Insured is age 80. If you defer the costs of this rider, you will generally pay a higher charge.


Termination of Benefits:        The benefits terminate at the earlier of:
                                     o   The date your Policy ends; or
                                     o   The date you cancel the rider.

Insured Insurability Rider

Benefit Summary:                Provides an option to purchase additional
                                insurance on the life of the Insured without evidence of insurability.


Benefit Description:            We provide you an option to purchase additional
                                insurance on the life of the Insured without evidence of insurability. The Insured
                                Insurability Option Amount you select is the amount of additional insurance you have the option to purchase. Under most circumstances, the options may be exercised on each regular option date. The regular option dates are the Policy Anniversaries that occur after the Insured is ages 25, 28, 31, 34, 37 and 40. The options may also be exercised on alternate option dates. An alternate option date occurs on the 90th day following each of the following: o
                                Insured's marriage o Birth of a living child of Insured o Adoption of a child by Insured The exercise of an option on an alternate option date cancels the next regular option date still available.

Excluded Coverage*:             N/A


Cost of Benefits:               Depends on the Insured's Attained Age and
                                selected Insured Insurability Option Amount.

Termination of Benefits:        The benefits terminate on the earliest of:
                                     o   The date your Policy ends;
                                     o   The date you cancel the rider; or
                                     o   The Policy Anniversary on which the
                                         Insured is 40 years old.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Extended No-Lapse Guarantee Rider

Benefit Summary:                If you meet certain conditions of this rider, we
                                guarantee not to terminate the Policy or begin the Grace Period during the Guaranteed Minimum
                                Continuation Period.

Benefit Description:            Beginning on the fifth anniversary of the Policy
                                Date and continuing through the Guaranteed
                                Minimum Continuation Period, we will not terminate the Policy or begin a Grace Period if, as calculated from the Policy Date, the sum of premiums paid, less any withdrawals and Indebtedness, is equal to or greater than a minimum amount specified in the rider. If you do not satisfy the minimum premium requirements on any Monthly Anniversary Date beginning in Policy
                                Year 6, we will allow a Grace Period. A Grace
                                Period is a 61-day period that starts on the day after we mail you the applicable notice that indicates the minimum premium payment you must pay to keep this rider in force. If you do not make the minimum premium payment within the Grace Period, this rider will terminate.

Excluded Coverage:              This benefit is not available if you purchase
                                the Additional Life Rider.


Cost of Benefits:               $0.01 per $1,000 of Specified Amount and Other
                                Insured Benefit Amount starting in Policy Year
                                6.


Termination of Benefits:        The benefits terminate on the earliest of:

                                     o   The date your Policy ends;
                                     o   The date you cancel the rider;
                                     o   The last day of the Guaranteed Minimum
                                         Continuation Period;
                                     o   The last day of the Grace Period if you
                                         fail to make adequate premium payments
                                         during the Grace Period for this rider;
                                         or

                                     o   During the first 5 Policy Years, the
                                         date you fail to satisfy the conditions
                                         of the Five-Year No-Lapse Guarantee.


                                If this rider lapses or is terminated, it cannot be reinstated.

Other Insured Rider

Benefit Summary:                Pays for a death benefit if an Other Insured
                                dies.


Benefit Description:            For each Other Insured that you name in your
                                application, you select an Other Insured Benefit
                                Amount. The Other Insured Benefit Amount will be paid to the designated beneficiary upon the death of an Other Insured and can be paid under an Income Plan. Under most circumstances, if the Insured dies, each Other Insured has the right to convert the coverage to a new life insurance policy. Until the Policy Anniversary on which an Other Insured is age 85, that Other Insured may convert the coverage to any life insurance policy (other than term insurance) that we regularly issue.

Excluded Coverage:              N/A


Cost of Benefits:               Depends on each Other Insured's Attained Age,
                                gender and underwriting class and selected Other
                                Insured Benefit Amounts.


Termination of Benefits:        The benefits terminate on the earliest of:
                                     o   The date your Policy ends;
                                     o   The date you cancel the rider;
                                     o   The day before the Policy Anniversary
                                         on which the Insured is 100 years old;
                                     o   The day before the Policy Anniversary
                                         on which the Other Insured is 95 years
                                         old, for that Other Insured; or
                                     o   The day an Other Insured exercises the
                                         conversion options, for that Other
                                         Insured.

                       OTHER INFORMATION ABOUT YOUR POLICY

Policy is a Contract

The Policy is a legal contract between you and us to insure the life of the person named in the application as the Insured. We provide the insurance coverage and other benefits described in the Policy in exchange for your completed application and your premium payments.

When we refer to the Policy, we mean the entire contract, which consists of:

     o    The basic policy;
     o    The application;
     o    Any supplemental applications; and
     o Any optional policy benefits, riders, endorsements or amendments that add provisions or change the terms of the basic policy.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Policy is subject to the laws in the state in which it is issued. To the extent that the Policy may not comply with the applicable state law, we will interpret it so that it complies.

Modification of Policy

Upon notice to you, we may modify your Policy:

     o If such modification is necessary to make the Policy comply with any law or regulation issued by a governmental agency applicable to the Policy;
     o If such modification is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;
     o If such modification is necessary to reflect a change in the operation of the Company, Separate Account 1 or the Sub-Accounts; or
     o If such modification adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of a modification, we may make appropriate endorsement to the Policy to reflect the modification.

Your insurance agent/financial representative cannot change any of the terms of the Policy, extend the time for making premium payments or make any other agreement that would be binding on us.

Extended Maturity Benefit

On the Policy Anniversary after the Insured turns age 100, the total of the then current value of your Sub-Accounts will be automatically transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan Account will be increased to equal the interest rate charged against any policy loans. After that time, we will not accept any further premium payments, we will not deduct any further charges, we will not permit you to transfer your money from the Fixed Account, we will not permit any additional loans and your Death Benefit will be revised to equal the Net Cash Surrender Value of your Policy. Your Policy will continue in effect until the Insured's death or until the Policy is surrendered for its Net Cash Surrender Value.

Conversion to a Fixed Policy

You may elect to convert your Policy to a fixed policy at any time:

     o Within 24 months of your Policy Date or such other period as may be required by state law; or
     o    Within 60 days of the later of:
          o a notification of a change in the investment policy of Separate Account 1; or
          o    the effective date of the change.

If you elect to convert your Policy, we will transfer the entire value of your investment in the Sub-Accounts to the Fixed Account. We will not charge you for this transfer. After the date of your election to convert your Policy, Net Premiums may not be allocated and transfers may not be made to any of the Sub-Accounts. All other terms and charges of your Policy will continue to apply.

Where required by state law, we will convert your Policy to a permanent whole life plan of insurance that was available for purchase on your Policy Date.

Confirmations and Statements


We will send you confirmation statements of premium payments, loans, transfers and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.


If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Policy application and other instructions. These processing guidelines determine your Policy Date and the effective date of instructions that you send to us. The effective date depends upon:

     o Whether we receive your application or instructions before or after the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time);
     o    Whether the New York Stock Exchange is open at that time; and
     o    Whether your application and instructions are in good order.

If you are the sole owner of the Policy, you must sign the Policy application and other instructions. If you and another person are joint owners of your Policy, you and your joint owner must both sign your Policy application and instructions.

Required Note on Computations

Calculations are based on the mortality table shown on your Policy Schedule.

We have filed a detailed statement of our computations with the applicable state insurance departments. The values under this Policy are not less than those required by the law of your state. Any benefit provided by an attached rider will not increase these values unless stated in the rider.

The method used in calculating Policy values will be based on the actuarial procedures that recognize the variable nature of this Policy.

Projection of Benefits and Values

In addition to any examples and illustrations provided to you by your insurance agent/financial representative, you may request that we send you a hypothetical illustration of Policy benefits and values. We may charge a reasonable fee to provide this information to you.

Incontestability

We issue the Policy in reliance on the answers you provided in the application and any supplemental applications. These answers are considered representations, and not warranties. We have assumed that all these answers are true and complete. If they are not, we may have the right to contest and void the Policy as if it had not been issued. Except for cases involving termination of the Policy for fraud, we will not contest:

     o The Policy after the Policy has been in effect for 2 years during the Insured's lifetime
     o Any increase in Specified Amount after the increase has been in effect for 2 years during the Insured's lifetime
     o Any rider attached to the Policy after the rider has been in effect for 2 years (except that in some states we reserve the right to contest the validity of any rider providing premium credit or accidental death benefits)

During these 2-year periods, we may contest the validity of your Policy, any increase in Specified Amount or the validity of any riders based on material misstatements made in the application or any supplemental application. No statement will be used in contesting a claim unless it is in an application or supplemental application and a copy of the application is attached to the Policy.

Except as otherwise required by state law, if your Policy is reinstated after termination, the 2-year period of contestability begins on the reinstatement date. If the Policy has been in effect for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in the reinstatement application as well as the initial application and any supplemental applications.



Suicide Exclusion

Your Policy does not cover suicide by the Insured, whether sane or insane, during the 2-year period beginning with the Policy Date. If the Policy is in effect and the Insured commits suicide during this 2-year period, we will not pay any Death Benefit but will pay you the greater of the following amounts:

     o Your premium payments, less any Indebtedness, less any previous withdrawals, and less all monthly costs of insurance on all persons other than the Insured ever covered by rider; or
     o    The Net Cash Surrender Value.

With respect to any increase in Specified Amount, we will not pay death benefits if the Insured, whether sane or insane, commits suicide within 2 years from the effective date of the increase. If the Policy has been in effect for more than 2 years after the Policy Date but less than 2 years from an increase in Specified Amount, we will return the monthly costs of insurance charged for the increase and pay death benefits based on the previous Specified Amount (on which the 2-year suicide exclusion has expired).

This provision also applies to any rider attached to the Policy. The 2-year period begins on the rider's date of issue. In some states the suicide exclusion period may be less than 2 years and may include other limitations.

Except as otherwise required by state law, if your Policy terminates and is later reinstated, we will measure the 2-year period from the effective date of reinstatement. Any premium payment refund will be limited to premiums paid on or after the effective date of reinstatement.


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


Termination of Your Policy

Your Policy will terminate and all insurance coverage under the Policy will stop in the following instances:

     o As of the date on which we receive notice from you requesting that the Policy be cancelled
     o As of the date the Insured dies (although some riders may provide benefits for other covered persons beyond the Insured's death)
     o As of the date a Grace Period related to the continuation of your Policy expires
     o As of 31 days or such other period as may be required by state law after we mail you a notice that your Indebtedness exceeds your Cash Surrender Value less the Monthly Deduction and the Monthly Expense Charge for the current month unless you make the necessary premium payment to continue the Policy

No Dividends

The Policies are "non-participating," which means that they do not pay dividends.

Misstatement of Age or Gender

If the age or gender of the Insured is misstated in information sent to us, we will change any benefits under the Policy to those benefits that your cost of insurance charge for the month of death would provide if the correct age and gender had been stated. If we do not discover the misstatement until after the payment of the Policy proceeds under one of the Income Plans has started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Telephone Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Assignment

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of any assignment.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds

You may allocate all or part of your Net Premiums to one or more Sub-Accounts. You may also transfer amounts among the Sub-Accounts or make limited transfers from the Fixed Account to the Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Fund of Deutsche Asset Management VIT Funds (Deutsche); Fidelity(R) Variable Insurance Products Funds (Fidelity); Janus Aspen Series (Janus); The Legends Fund, Inc. (Legends); MFS(R) Variable Insurance Trust(SM)
(MFS); Oppenheimer Variable Account Funds & Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer) or Touchstone Variable Series Trust (Touchstone).

Each Sub-Account buys shares of the corresponding Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.


The following table contains general information about the investment advisor, investment objective and principal investment strategies of each Fund in which a corresponding Sub-Account invests. The Fund advisors and sub-advisors cannot guarantee that the Funds will meet their investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums. More complete information about each Fund, including information about its risks, performance and other investment strategies, is included in the prospectus of each Fund. Please read each prospectus carefully before you purchase a Policy or make other decisions about your investment options.


A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and the size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available funds because you will pay additional charges related to your Policy, such as the Monthly Expense Charge.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.



Deutsche Asset Management VIT Funds
Advisor:  Deutsche Asset Management, Inc.


Deutsche VIT EAFE(R) Equity Index Fund

Investment          The Fund seeks to replicate, as closely as possible, before
Objective:          deduction of expenses, the performance of the Morgan Stanley
                    Capital International (MSCI) EAFE(R)Index (EAFE(R)Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Principal           To attempt to match the country, industry and risk
Investment          characteristics of the EAFE(R)Index as closely as possible,
Strategies:         the Fund invests in a statistically selected sample of
                    securities found in the EAFE(R) Index. In an effort to run an efficient and effective strategy, the Fund first buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. In choosing smaller stocks, the Fund tries to match the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.


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


Deutsche VIT Equity 500 Index Fund

Investment          The Fund seeks to match, as closely as possible, before
Objective:          expenses, the performance of the Standard & Poor's 500
                    Composite Stock Price Index (S&P 500 Index), which emphasizes stocks in large U.S. companies.

Principal           To attempt to match the risk and return characteristics of
Investment          the S&P 500 Index as closely as possible, the Fund invests
Strategies:         in a statistically selected sample of securities found in
                    the S&P 500 Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the S&P 500 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.


Deutsche VIT Small Cap Index Fund
Investment          The Fund seeks to match, as closely as possible, before
Objective:          expenses, the performance of the Russell 2000 Small Stock
                    Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Principal           To attempt to match the risk and return characteristics of
Investment          the Russell 2000 Index as closely as possible, the Fund
Strategies:         invests in a statistically selected sample of the securities found in the Russell 2000 Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. A figure of 100% would indicate perfect correlation.


Fidelity(R) Variable Insurance Products Funds
Advisor:  Fidelity Management & Research Company


Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Investment          The Portfolio seeks reasonable income and will consider the
Objective:          potential for capital appreciation. The Portfolio seeks a
                    yield that exceeds the composite yield on the securities comprising the S&P 500.

Principal           The Portfolio normally invests at least 65% of the
Investment          Portfolio's total assets in income-producing equity
Strategies:         securities. The Portfolio may also invest its assets in
                    other types of equity securities and debt securities, including lower-quality debt securities.

Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2
Investment          The Portfolio seeks long-term capital appreciation.
Objective:

Principal           The Portfolio normally invests its assets primarily in
Investment          common stocks. The Portfolio invests its assets in
Strategies:         securities of companies it believes are undervalued by the public.

Fidelity(R) VIP Growth & Income Portfolio - Service Class 2
Investment          The Portfolio seeks a high total return through a
Objective:          combination of current income and capital appreciation.

Principal           The Portfolio normally invests a majority of its assets in
Investment          common stocks with a focus on those that pay current
Strategies:         dividends and show potential for capital appreciation. The
                    Portfolio may also invest its assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but offer prospects for future income or capital appreciation.

Fidelity(R) VIP Growth Portfolio - Service Class 2
Investment          The Portfolio seeks to achieve capital appreciation.
Objective:

Principal           The Portfolio normally invests its assets primarily in
Investment          common stocks of companies it believes have above-average
Strategies:         growth potential.

Fidelity(R) VIP Asset ManagerSM Portfolio - Service Class 2
Investment          The Portfolio seeks to obtain high total return with reduced
Objective:          risk over the long-term by allocating its assets among
                    stocks, bonds and short-term instruments.

Principal           The Portfolio allocates its assets among the following
Investment          classes, or types, of investments. The stock class includes
Strategies:         equity securities of all types. The bond class includes all the varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year.

                    The short-term/money market class includes all types of short-term and money market instruments.

Fidelity(R) VIP Balanced Portfolio - Service Class 2
Investment          The Portfolio seeks both income and growth of capital.
Objective:

Principal           The Portfolio seeks to maintain a balance between stocks and
Investment          bonds. When the Portfolio's outlook is neutral, it will
Strategies:         invest approximately 60% of its assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower quality debt securities. The
                    Portfolio may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the its total assets in fixed-income senior securities (including debt securities and preferred stock).

Fidelity(R)VIP Mid Cap Portfolio - Service Class 2
Investment          The Portfolio seeks long-term growth of capital.
Objective:

Principal           The Portfolio normally invests its assets primarily in
Investment          common stocks. The Portfolio normally invests at least 65%
Strategies:         of its total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

Fidelity(R) VIP Money Market Portfolio - Initial Class
Investment          The Portfolio seeks a high level of current income as is
Objective:          consistent with preservation of capital and liquidity.

Principal           The Portfolio's principal investment strategies include: (1)
Investment          investing in U.S. dollar-denominated money market securities
Strategies:         and repurchase agreements, and entering into reverse
                    repurchase agreements; (2) investing more than 25% of its total assets in the financial services industry; and (3) complying with industry-standard requirements for money market funds for the quality, security and diversification of investments.



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



Janus Aspen Series
Advisor:  Janus Capital Corporation

Janus Aspen Aggressive Growth Portfolio - Service Shares
Investment          The Fund seeks long-term growth of capital.
Objective:

Principal           The Fund invests primarily in common stocks selected for
Investment          their growth potential and normally invests at least 50% of
Strategies:         its equity assets in medium-sized companies. Medium-sized
                    companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index.



Janus Aspen Capital Appreciation Portfolio - Service Shares

Investment          The Fund seeks long-term growth of capital.
Objective:

Principal           The Fund is a non-diversified fund that invests primarily in
Investment          common stocks selected for their growth potential. The Fund
Strategies:         may invest in companies of any size, from larger,
                    well-established companies to smaller, emerging growth companies.


Janus Aspen Worldwide Growth Portfolio - Service Shares
Investment          The Funds seeks long-term growth of capital in a manner
Objective:          consistent with the preservation of capital.


Principal           The Fund invests primarily in common stocks of companies of
Investment          any size throughout the world. The Fund normally invests in
Strategies:         issuers from at least five different countries, including
                    the United States. The Fund may at times invest in fewer than five countries or even a single country.



The Legends Fund, Inc.
Advisor:  Touchstone Advisors, Inc.

Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio
Fund Sub-Advisor:  Harris Bretall Sullivan & Smith LLC

Investment          The Portfolio seeks long-term capital growth.
Objective:

Principal           The Portfolio invests primarily in stocks of established
Investment          companies with proven records of superior and consistent
Strategies:         earnings growth. Its benchmark is the S&P 500. In selecting equity securities, the portfolio manager looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles.

Legends Third Avenue Value Portfolio
Fund Sub-Advisor: EQSF Advisers, Inc.

Investment          The Portfolio seeks long-term capital appreciation.
Objective:

Principal           The Portfolio is a non-diversified portfolio that seeks to
Investment          achieve its objective mainly by acquiring common stocks of
Strategies:         well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions that could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity.
                    The Portfolio invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the portfolio manager believes hold the most value.

Legends Gabelli Large Cap Value Portfolio
Fund Sub-Advisor:  Gabelli Asset Management Company

Investment          The Portfolio seeks long-term capital appreciation.
Objective:

Principal           Under normal market conditions, the Portfolio invests at
Investment          least 65% of its assets in common stocks of "Blue Chip"
Strategies:         companies that the portfolio manager believes are
                    undervalued and have the potential to achieve significant capital appreciation. "Blue Chip" companies are large, well-known companies that have a market capitalization of greater than $5 billion.

Legends Baron Small Cap Portfolio
Fund Sub-Advisor:  BAMCO, Inc.

Investment          The Portfolio seeks long-term capital appreciation.
Objective:

Principal           The Portfolio invests primarily in common stocks of smaller
Investment          companies with market values under $2 billion selected for
Strategies:         their capital appreciation potential. In making investment decisions for the Portfolio, the portfolio manager seeks securities that it believes have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability and (2) the potential to increase in value at least 50% over two subsequent years. The Portfolio invests primarily in common stocks but may also invest in other equity or equity-linked securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.


MFS(R) Variable Insurance TrustSM
Advisor:  Massachusetts Financial Services Company

MFS(R)Capital Opportunities Series - Service Class

Investment          The Series seeks capital appreciation.
Objective:

Principal           The Series invests, under normal market conditions, at least
Investment          65% of its total assets in common stocks and related
Strategies:         securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Series focuses on companies that it believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS(R) Emerging Growth Series - Service Class

Investment          The Series seeks to provide long-term growth of capital.
Objective:

Principal           The Series invests, under normal market conditions,
Investment          primarily (at least 65% of total assets) in the common
Strategies:         stocks of companies believed to be early in their life cycle but have the potential to become major enterprises (emerging growth companies) or major enterprises whose rates of earnings growth are expected to accelerate. The portfolio manager selects securities based upon fundamental analysis.
                    The Series may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

MFS(R) Mid Cap Growth Series - Service Class

Investment          The Series' investment objective is long-term growth of
Objective:          capital.


Principal           The Series invests, under normal market conditions, at least
Investment          65% of its total assets in common stocks and related
Strategies:         securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization that the Series believes have above-average growth potential. Medium market capitalization companies are defined by the Series as companies with market capitalizations equaling or exceeding
                    $250 million but not exceeding the top of the Russell Midcap
                    Growth Index range at the time of the Series' investment.
                    Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Series'
                    65% investment policy.

MFS(R) New Discovery Series - Service Class

Investment          The Series' investment objective is capital appreciation.
Objective:

Principal           The Series invests, under normal market conditions, at least
Investment          65% of its total assets in equity securities of emerging
Strategies:         growth companies. Equity securities include common stocks
                    and related securities, such as preferred stocks, convertible securities and depositary receipts for the securities. Emerging growth companies are companies that the Series believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises; or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Although emerging growth companies may be of any size, the Series will generally focus on smaller cap emerging growth companies that are early in their life cycle.

Panorama Series Fund, Inc.
Advisor:  OppenheimerFunds, Inc.

Oppenheimer International Growth Fund/VA - Service Class

Investment          The Fund seeks long-term growth of capital.
Objective:

Principal           Under normal circumstances, the Fund invests at least 90% of
Investment          its assets in equity securities of companies wherever
Strategies:         located, the primary stock market of which is outside the
                    United States.

Oppenheimer Variable Account Funds
Advisor:  OppenheimerFunds, Inc.

Oppenheimer Aggressive Growth Fund/VA - Service Class

Investment          The Fund seeks capital appreciation by investing in
Objective:          "growth-type companies."

Principal           The Fund invests mainly in equity securities, such as common
Investment          stocks, and can invest in other equity securities, such as
Strategies:         preferred stocks and securities convertible into common
                    stocks. The Fund emphasizes investments in companies believed by the investment manager to have significant growth potential. The Fund can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "Mid-Cap" issuers. The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.

Oppenheimer Strategic Bond Fund/VA - Service Class

Investment          The Fund seeks a high level of current income principally
Ojbective:          derived from interest on debt securities and seeks to
                    enhance that income by writing covered call options on debt securities.

Principal           The Fund invests mainly in debt securities of issuers in
Investment          three market sectors: Foreign governments and companies,
Strategies:         U.S. Government securities and lower-grade high-yield
                    securities of U.S. and foreign companies. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time.

Touchstone Variable Series Trust
Advisor:  Touchstone Advisors, Inc.


Touchstone Emerging Growth Fund
Fund Sub-Advisors:  TCW Investment Management Company; Westfield Capital
                    Management Company, Inc.

Investment          The Fund seeks to increase the value of its shares as a
Objective:          primary goal and to earn income as a secondary goal.

Principal           The Fund invests primarily (at least 65% of total assets) in
Investment          the common stocks of smaller, rapidly growing (emerging
Strategies:         growth) companies. In selecting its investments, the
                    portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

Touchstone Small Cap Value Fund
Fund Sub-Advisor:   Todd Investment Advisors, Inc.

Investment          The Fund seeks long-term growth of capital.
Objective:

Principal           The Fund invests primarily (at least 75% of total assets) in
Investment          the common stocks of small to medium capitalization
Strategies:         companies that the portfolio manager believes are
                    undervalued. The portfolio manager looks for stocks that are priced lower than they should be, and also contain a catalyst for growth. The Fund may also invest up to 5% of its assets (at the time of purchase) in any one company. The
                    Fund will limit its investments so that the percentage of the Fund's assets invested in a particular industry will not be more than double the percentage of the industry in the Russell 2000 Index.


Touchstone Growth/Value Fund
Fund Sub-Advisor: Mastrapasqua & Associates, Inc.

Investment          The Fund seeks long-term capital appreciation primarily
Objective:          through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

Principal           The Fund invests primarily in stocks of domestic large-cap
Investment          growth companies that the portfolio manager believes have a
Strategies:         demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector. The Growth/Value Fund may also invest up to 10% of its total assets in common stocks of small cap companies.

Touchstone Equity Fund
Fund Sub-Advisor:   Fort Washington Investment Advisors, Inc.

Investment          The Fund seeks long-term growth of capital by investing
Objective:          primarily in growth-oriented stocks.

Principal           The Fund invests primarily (at least 65% of total assets) in
Investment          a diversified portfolio of common stocks which are believed
Strategies:         to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

Touchstone Enhanced 30 Fund
Fund Sub-Advisor:   Todd Investment Advisors, Inc.


Investment          The Fund seeks to achieve a total return which is higher
Objective:          than the total return of the Dow Jones Industrial Average
                    (DJIA).

Principal           The Fund's portfolio is based on the 30 stocks which
Investment          comprise the DJIA. The portfolio manager seeks to surpass
Strategies:         the total return of the DJIA by substituting stocks that
                    offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio.


Touchstone Value Plus Fund
Fund Sub-Advisor:   Fort Washington Investment Advisors, Inc.


Investment          The Fund seeks to increase the value of its shares over
Objective:          the long-term.

Principal           The Fund invests primarily (at least 65% of total assets) in
Investment          common stock of larger companies that the portfolio manager
Strategies:         believes are undervalued. In choosing undervalued stocks,
                    the portfolio manager looks for companies that have proven management and unique features or advantages and are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. Also, up to 70% of total assets may be invested in large cap companies and up to 30% may be invested in mid cap companies.


Touchstone High Yield Fund
Fund Sub-Advisor:   Fort Washington Investment Advisors, Inc.

Investment          The Fund seeks to achieve a high level of current income
Objective:          as its main goal with capital appreciation as a secondary
                    goal.


Principal           The Fund invests primarily (at lest 65% of total assets) in
Investment          non-investment grade debt securities of domestic
Strategies:         corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.
                    The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.

Touchstone Bond Fund
Fund Sub-Advisor:   Fort Washington Investment Advisors, Inc.

Investment          The Fund seeks to provide a high level of current income
Objective:          as is consistent with the preservation of capital.

Principal           The Fund invests primarily in higher quality investment
Investment          grade debt securities (at least 65% of total assets). The
Strategies:         Fund's investment in debt securities may be determined by
                    the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between 5 and 15 years.

Touchstone Standby Income Fund
Fund Sub-Advisor:   Fort Washington Investment Advisors, Inc.

Investment          The Fund seeks to provide a higher level of current income
Objective:           than a money market fund, while also seeking to prevent
                    large fluctuations in the value of investments by separate accounts. The Fund does not try to keep a constant $1.00 per share net asset value.

Principal           The Fund invests mostly in various types of money market
Investment          instruments. All investments will be rated at least
Strategies:         investment grade. On average, the securities held by the
                    Fund will mature in less than one year.

Neither Deutsche Asset Management, Inc., Fidelity Management & Research Company, Janus Capital Corporation, Massachusetts Financial Services Company nor OppenheimerFunds, Inc. is an affiliate of Columbus Life.

Special Considerations

Deutsche, Fidelity, Janus, MFS and Oppenheimer offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers its shares to the separate accounts of Columbus Life and affiliated life insurance companies to fund benefits under the Policies, other variable life insurance policies and variable annuity contracts. Legends offers its shares to the separate accounts of Columbus Life and affiliated life insurance companies to fund benefits under the Policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, Deutsche, Fidelity, Janus, MFS, Oppenheimer and Columbus Life are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. Legends and Touchstone, which are not subject to such conditions, have adopted certain procedures that substantially reflect and implement the substance of these conditions. These conditions and procedures require the Board of Trustees of each Fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment strategies or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy owners.


Fixed Account

The Net Premiums that you allocate to the Fixed Account will earn interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate. Different interest rates may apply to Net Premiums allocated, or amounts transferred, to the Fixed Account on different dates.

                          VALUATION OF YOUR INVESTMENT

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of the Monthly Deduction and Monthly Expense Charge, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

     o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.
     o    If not, we will process the transaction on the next Valuation Date.

To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
     o    Any dividend or distributions paid by the corresponding Fund
     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

Supplement G to this Prospectus contains a description of the procedures we use to calculate the Accumulation Unit Value of a Sub-Account.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

     o    Net Premiums allocated to the Fixed Account
     o    Withdrawals from the Fixed Account
     o    Transfers to and from the Fixed Account
     o    Interest credited to the Fixed Account
     o Charges assessed against the Fixed Account, such as the Monthly Deduction and Monthly Expense Charge

Supplement G to this Prospectus contains a description of the procedures we use to calculate the value in the Fixed Account.


*    Accumulation Unit

     A unit of measure used to calculate a Policy owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

*    Accumulation Unit Value

     The dollar value of an Accumulation Unit in a Sub-Account.

                             PERFORMANCE INFORMATION

We may include performance information in advertisements, sales literature and reports to Policy owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.


You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.


We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or nationally recognized financial publications.

                                  VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of the Policies who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of the Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received from Policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

              COLUMBUS LIFE INSURANCE COMPANY & SEPARATE ACCOUNT 1


Columbus Life Insurance Company

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.


Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the Securities and Exchange Commission has not reviewed the information in this Prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets of Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.

Directors of Columbus Life. Columbus Life is managed by its Board of Directors, 4 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:


     Name                            Principal Occupation (Past 5 years)
     ----                            -----------------------------------

     William  J. Williams            Chairman of the Board of Columbus Life
                                     since 1989; Chairman of the Board of WSLIC and Western-Southern Life Assurance Company
                                     (WSLAC) since 1989; Chief Executive Officer of WSLIC and WSLAC 1989-1994.

     John F. Barrett                 Vice-Chairman of the Board of Columbus Life
                                     since 1987; Chief Executive Officer of
                                     WSLIC and WSLAC since 1994; President of
                                     WSLIC and WSLAC since 1989; Chief Operating
                                     Officer of WSLIC and WSLAC 1989-1994.

     Lawrence L. Grypp               President and Chief Executive Officer of
                                     Columbus Life since 1999; President and
                                     Chief Executive Officer of Summit Financial
                                     Resources, Inc. 1998-1999; Executive Vice
                                     President of Massachusetts Mutual Life
                                     Insurance Company 1976-1996.
     James N. Clark                  Executive Vice President and Secretary of
                                     WSLIC and WSLAC since 1997; Executive Vice
                                     President, Secretary and Treasurer of WSLIC
                                     and WSLAC 1996-1997; Executive Vice
                                     President and Treasurer of WSLIC and WSLAC
                                     1994-1996.
     Paul H. Amato                   Retired President and Chief Executive
                                     Officer of Columbus Life. 6216 Whileaway
                                     Drive, Loveland, Ohio 45140.
     Ralph E. Waldo                  Retired President and Chief Executive
                                     Officer of Columbus Life. 3974 Patricia
                                     Drive, Columbus, Ohio 43220.

Officers of Columbus Life (other than directors). The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                            Principal Occupation (Past 5 years)
----                            -----------------------------------


Clint D. Gibler                 Senior Vice President and Chief Information
                                Officer of Columbus Life, WSLIC and WSLAC since
                                2000; Vice President of Technology of Columbus
                                Life, WSLIC and WSLAC 1996-2000.


Nora E. Moushey                 Senior Vice President and Chief Actuary of
                                Columbus Life, WSLIC and WSLAC since 1999;
                                Senior Vice President of Products and Financial
                                Management of Columbus Life 1993-1998.

James M. Teeters                Senior Vice President of Insurance Operations of
                                Columbus Life, WSLIC and WSLAC since 1999;
                                Senior Vice President of Administration of
                                Columbus Life 1991-1999; Senior Vice President of Administration of WSLIC and WSLAC 1998-1999.

Robert L. Walker                Senior Vice President and Chief Financial
                                Officer of Columbus Life, WSLIC and WSLAC since
                                1998; Chief Financial Officer of National Data
                                Corporation 1997-1998; Senior Vice President and
                                Chief Financial Officer of Providian Corporation
                                1993-1997.

Mark A. Wilkerson               Senior Vice President and Chief Marketing
                                Officer of Columbus Life since 1990.

William F. Ledwin               Vice President of Chief Investment Officer of
                                Columbus Life since 1987; Senior Vice President and Chief Investment Officer of WSLIC and WSLAC since 1989; President of Fort Washington
                                Investment Advisors, Inc. since 1990.

Thomas D. Holdridge             Vice President of Underwriting of Columbus Life
                                since 1980.

Donald J. Wuebbling             Vice President and Secretary of Columbus Life
                                since 1987; Senior Vice President and General
                                Counsel of WSLIC and WSLAC since 1999; Vice
                                President and General Counsel of WSLIC and WSLAC
                                1988-1999.

Edward S. Heenan                Vice President and Comptroller of Columbus Life,
                                WSLIC and WSLAC since 1987.


James J. Vance                  Vice President and Treasurer of Columbus Life,
                                WSLIC and WSLAC since 1999; Treasurer of
                                Columbus Life, WSLIC and WSLAC 1997-1999;
                                Assistant Treasurer of WSLIC and WSLAC
                                1995-1997.

Charles W. Wood, Jr.            Vice President of Sales and Marketing of
                                Columbus Life since 1999; Vice President of
                                Marketing Support of Columbus Life 1998-1999;
                                Regional Vice President of Sales of Ameritas
                                Life Insurance Company 1996-1998.

Mario J. San Marco              Vice President of Columbus Life since 1992; Vice
                                President of WSLIC and WSLAC since 1988.

Donna N. Schenk                 Vice President of Columbus Life since 2000;
                                Assistant Vice President, Agency Administration of Columbus Life 1996 - 2000.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

Separate Account 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.


Separate Account 1 currently offers 34 Sub-Account options to purchasers of the Policies. Separate Account 1 holds the investments allocated to the Sub-Accounts by the owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund. The investment objective of a Sub-Account and the underlying Fund in which it invests are identical.


We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of owners and beneficiaries of the Policies and any other variable life insurance policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of the Sub-Account without regard to the income, capital gains and capital losses of any other Sub-Account or Columbus Life.

                                SERVICE PROVIDERS

Distribution of the Policies

Touchstone Securities, Inc. is the sole distributor of the Policy. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, a wholly-owned subsidiary of WSLAC, a wholly-owned subsidiary of WSLIC. Touchstone Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by agents who have entered into distribution agreements with Touchstone Securities. The agents will be licensed insurance agents in those states where the Policy may be lawfully sold. The agents will also be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of NASD.

Columbus Life pays Touchstone Securities, or agents of Touchstone Securities, a commission of up to 110% of the initial target annual premium (annualized) of the Policy until that level of premiums has been paid. If more than the initial target annual premium is paid in the first year, Columbus Life pays an additional commission of up to 3% of all premiums in excess of the initial target annual premium. The amount of the initial target annual premium generally depends upon the Base Specified Amount of a Policy. Each year thereafter, Columbus Life pays a commission of 4.5% or less on all premiums paid on a Policy. Each year Columbus Life also pays a service fee of 0.25% or less of the Account Value, less any Indebtedness. Touchstone Securities is generally responsible for paying its agents and representatives for distribution of the Policies.

Service Providers to the Funds

The key service providers to each family of Funds in which the Sub-Accounts invest are indicated below:


                                   Deutsche Asset Management VIT Funds (Deutsche)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Deutsche Asset Management, Inc.          Bankers Trust Company                  Provident Distributors, Inc.
130 Liberty Street                       130 Liberty Street                     Four Falls Corporate Center
New York, NY 10006                       New York, NY 10006                     West Conshohocken, PA 19428


                               Fidelity(R) Variable Insurance Products Funds (Fidelity)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fidelity Management & Research Company   The Bank of New York                   Fidelity Distributors Corporation
82 Devonshire Street                     110 Washington Street                  82 Devonshire Street
Boston, MA 02109                         New York, NY 10006                     Boston, MA 02109

                                         The Chase Manhattan Bank
                                         1 Chase Manhattan Plaza
                                         New York, NY 10006

                                         Brown Brothers Harriman & Co.
                                         40 Water Street
                                         Boston, MA 02109

                                             Janus Aspen Series (Janus)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Janus Capital Corporation                State Street Bank and Trust Company    Janus Distributors, Inc.
100 Fillmore Street                      P.O. Box 0351                          100 Fillmore Street
Denver, CO 80206-4928                    Boston, MA 02117                       Denver, CO 80206-4928


                                          The Legends Fund, Inc. (Legends)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                State Street KC                        Touchstone Securities, Inc.
221 East Fourth Street, Suite 300        801 Pennsylvania                       221 East Fourth Street, Suite 300
Cincinnati, OH 45202                     Kansas City, MO 64105                  Cincinnati, OH 45202


                                        MFS(R) Variable Insurance TrustSM (MFS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Massachusetts Financial Services         State Street Bank and Trust Company     MFS Fund Distributors, Inc.
Company                                  225 Franklin Street                     500 Boyleston Street
500 Boyleston Street                     Boston, MA 02110                        Boston, MA 02116
Boston, MA 02116

                                        Oppenheimer Variable Account Funds &
                               Oppenheimer's Panorama Series Fund, Inc. (Oppenheimer)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
OppenheimerFunds, Inc.                   The Bank of New York                   OppenheimerFunds Distributor, Inc.
Two World Trade Center                   90 Washington Street                   P.O. Box 5270
New York, NY 10048-0203                  New York, NY 10006                     Denver, CO 80217


                                  Touchstone Variable Insurance Trust (Touchstone)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                Investors Bank & Trust Company         Touchstone Securities, Inc.
221 East Fourth Street, Suite 300        200 Clarendon Street                   221 East Fourth Street, Suite 300
Cincinnati, OH 45202                     Boston, MA 02116                       Cincinnati, OH 45202


                                   TAX MATTERS

The following is a summary discussion of certain federal income tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult your own tax advisor for more complete information.

The individual situation of each Policy owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is also based on federal income tax law and interpretations in effect as of the date of this Prospectus and is subject to later changes in such tax law or interpretations. Except as is otherwise expressly noted below, this discussion assumes that you are the Policy owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements.

Accordingly, provided that your Policy meets such requirements, the following federal income tax consequences should apply:

     o The death benefit received by the beneficiary under the Policy will not be subject to federal income tax; and
     o Increases in the Policy's cash value as a result of investment experience will not be subject to federal income tax unless and until there is a distribution from the Policy, such as a surrender or a withdrawal.

Payment of Death Benefit

In general, as long as your Policy is considered "life insurance," the death benefit payable under the Policy will not be included in the income of the beneficiary receiving such benefit for federal income tax purposes.

However, if such death benefit is paid in the form of an Income Plan (over a period of years) and not in a lump sum, then, in general, a portion of each payment will be tax-free but the remaining portion of each payment will be treated as interest on the death benefit and will be included in the beneficiary's income for federal income tax purposes. The portion of each such payment that will be treated as tax-free and the portion that will be treated as interest are determined under the provisions of Section 101 of the Code and U.S. Treasury Department regulations issued thereunder. The tax-free portion generally will be determined by spreading on a pro rata basis the single sum death benefit under the Policy over the anticipated number of payments under the applicable Income Plan.

Pre-Death Distributions - Testing for Modified Endowment Contract Status


The federal income tax consequences of a distribution from your Policy that does not reflect the payment of a death benefit under the Policy can be affected by whether the Policy is determined to be a "modified endowment contract" as defined in Section 7702A of the Code. In all cases, however, the character of the income that is described in this and the following parts of this tax discussion as taxable to the recipient will be ordinary income (as opposed to capital gain).


Your Policy will generally be considered under the Code to be a "modified endowment contract" if, at any time during the first 7 Policy Years of the Policy, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a fixed-benefit insurance policy that provided a death benefit equal to the Policy's first-year death benefit and that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of 7 level annual premiums. This determination is called the "7-pay test."

Further, whenever there is a "material change" in your Policy, it will generally be (a) treated as a new contract for purposes of determining whether the Policy is a modified endowment contract and (b) thereby subjected to a new 7-pay test over a new 7-year period. The new 7-pay test will be adjusted to take into account, under a prescribed formula, the accumulated cash value of the Policy at the time of the material change. Thus, a materially changed Policy will be considered a modified endowment contract if it fails to satisfy the new 7-pay test.

A material change in your Policy for these purposes could occur as a result of a change in the Policy's death benefit option, the selection of additional rider benefits under the Policy, an increase in the Policy's Specified Amount of coverage, or certain other changes.

If your Policy's benefits are reduced during the first 7 Policy Years of the Policy (or within 7 years after a material change in the Policy), the initial 7-pay test that applied to the Policy at the time of its issue (or, if applicable, at the time of the material change in the Policy) will be recalculated based on the reduced level of benefits and applied retroactively for purposes of such 7-pay test. (Such a reduction in benefits could include, for example, a decrease in the Policy's Specified Amount that you request or, in some cases, a withdrawal or termination of additional benefits under a rider to the Policy.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Policy will become a modified endowment contract. If your Policy is received in exchange for a modified endowment contract, it will also be considered a modified endowment contract.

Changes made in your Policy (for example, a decrease in the Policy's benefits or a lapse or reinstatement of the Policy) may also impact the maximum amount of premiums that can be paid under the Policy as well as the maximum amount of cash value that may be maintained under the Policy.

Taxation of Pre-Death Distributions If Your Policy is Not a Modified Endowment Contract

This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is not considered a modified endowment contract.

Loans. As long as your Policy remains in force during the Insured's lifetime (and is not a modified endowment contract), no part of the proceeds of a loan from the Policy will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.

If a loan is still outstanding when the Policy is surrendered or lapses, however, the then outstanding loan amount will be included in your income for federal income tax purposes at that time to the extent the cash value of the Policy exceeds your "basis" in the Policy. Generally your "basis" in the Policy will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.

Withdrawals. After the first 15 Policy Years of your Policy, the proceeds from a withdrawal will be subject to federal income tax to the extent such proceeds exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy, less the amount of any previous distributions from the Policy that were not taxable.

During the first 15 Policy Years of your Policy, the proceeds from a withdrawal or a reduction in insurance coverage generally will be subject to federal income tax to the extent that the then cash surrender value under the Policy exceeds your "basis" in the Policy, up to certain limits that are set forth in Section 7702 of the Code.

These limits generally are based on the amount by which your premiums on the Policy or the Policy's cash surrender value immediately before the withdrawal or reductions in coverage exceeds the amount of premiums or cash surrender value that was needed for the Policy to be considered a life insurance policy under the Code immediately before the withdrawal or reduction in coverage. These limits also depend in part on whether the withdrawal or reduction in coverage occurs in the first 5 Policy Years of the Policy.

Surrender or Termination. Upon full surrender of your Policy, any excess in the amount of the proceeds we pay (including for this purpose amounts we use to discharge any Policy loan) over your "basis" in the Policy will be subject to federal income tax. You will generally not be taxed on the portion of the proceeds that does not exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.

In addition, if your Policy terminates while there is a Policy loan outstanding, the cancellation of the loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

Assignment. Finally, if you make an assignment of rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

Taxation of Pre-Death Distributions If Your Policy Is a Modified Endowment Contract

This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is considered a modified endowment contract.

If your Policy is considered a modified endowment contract, any distribution from the Policy during the Insured's lifetime will generally be taxed on an "income-first" basis and hence will be included in your income for federal income tax purposes to the extent the then cash surrender value of the Policy exceeds your then "basis" in the Policy. For modified endowment contracts, your "basis" in the Policy is similar to the basis described above that would apply if the Policy were not a modified endowment contract, except that your "basis" would be increased by the amount of any prior loan under the Policy that was considered taxable income to you.

Distributions for this purpose generally include a loan received under the Policy (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a withdrawal from the Policy. Thus, any such distributions will be considered taxable income to you to the extent the cash surrender value exceeds your "basis" in the Policy.

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain tax-qualified plans) during any calendar year are aggregated and treated as if they were a single modified endowment contract. Thus, if your Policy is considered a modified endowment contract and other modified endowment contracts issued by us (or an affiliate of ours) were issued to you in addition to the Policy during any calendar year, the Policy and such other contracts are considered one contract in determining the tax on any distribution under the Policy or one of such other contracts.

The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

Further, a 10% penalty tax will also generally apply under the federal income tax provisions of the Code to the taxable portion of a distribution to you from your Policy if it is a modified endowment contract. The penalty tax will not, however, apply to a distribution that is made:


     o    To you after you have attained age 59 1/2;
     o In the case of your disability (as defined in the Code and generally limited to a disability that is expected to result in your death or be of indefinite duration and that prevents you from working in any job); or
     o Received as part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectances) of you and a beneficiary under the Policy.

Surrender or Termination. In addition, upon a full surrender of the Policy, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your "basis" in the Policy will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

If your Policy terminates after a Grace Period while there is a Policy loan outstanding, the cancellation of the loan will be treated as a distribution (to the extent not previously treated as a distribution) and could be subject to federal income tax, including the 10% penalty tax, as described above.

Applicable Time Periods. Distributions that occur during a Policy Year in which your Policy becomes a modified endowment contract, and during any subsequent Policy Years, will be taxed as described in this part of the discussion as distributions from a modified endowment contract. In addition, distributions from your Policy within two years before it becomes a modified endowment contract also will be subject to federal income tax in this manner. This means that a distribution made from the Policy when it was not a modified endowment contract could later become taxable as a distribution from a modified endowment contract if the Policy, subsequently, becomes a modified endowment contract (by reason of later failing the 7-pay test).

The U.S. Treasury Department has been authorized to prescribe rules that would treat other distributions from the Policy made in anticipation of the Policy becoming a modified endowment contract in a similar fashion.

Policy Lapses and Reinstatements

The lapse of your Policy may have the tax consequences described above for surrenders and terminations, even if you may be able to reinstate the Policy. For federal income tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code.

The U.S. Treasury Department has issued regulations that implement the investment diversification requirements of Code Section 817(h). If we fail to comply with these regulations, your Policy will be disqualified as a life insurance policy under Section 7702 of the Code and you will be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary diversification regulations, the U.S. Treasury Department stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your Policy to direct your investments under the Policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this Prospectus, however, no such guidelines have been issued, although the U.S. Treasury Department has informally indicated that any such guidelines could limit the number of investment funds or the frequency of transfers among such funds. If issued, these guidelines may be applied by us retroactively.

Estate and Generation Skipping Taxes

As noted before, this tax discussion generally addresses only federal income tax matters. We do, however, want to note as a general matter that, if you are the Insured under your Policy, the death benefit under the Policy will generally be includable in your estate for purposes of federal estate tax. If you are not the Insured, then, under certain conditions, only the replacement value, an amount approximately equal to the cash surrender value of the Policy, will be includable in your estate for purposes of federal estate tax.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect as of the date of this Prospectus, estates of less than $675,000 (with such amount increasing incrementally to $1 million by 2006) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.


If you are not the Insured under the Policy, and you die before the Insured, the value of your Policy, as determined under U.S. Treasury Department regulations, is includable in your estate for federal estate tax purposes. Whether a federal estate tax is payable depends on a variety of factors, including those listed in the preceding paragraph.

As a general rule, if a "transfer" under the Policy is made to a person who is two or more generations younger than you, a generation skipping transfer tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping transfer tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. As of the date of this Prospectus, individuals are allowed an aggregate generation skipping transfer tax exemption of $1,060,000. This amount is indexed for inflation annually.

Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially when benefits under the Policy are passing to younger generations.

The particular situation of the Policy's owner, Insured and/or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

Pension and Profit-Sharing Plans

If the Policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan that is qualified as a tax-favored plan under
Section 401(a) of the Code for the benefit of a participant covered under the plan, the federal income tax treatment of the Policy will be somewhat different from that described in the foregoing parts of this tax discussion.

If the Policy is purchased as part of a pension or profit-sharing plan for the benefit of a plan participant, the reasonable net premium cost for the amount of insurance under the Policy is generally required to be included annually in the applicable plan participant's income for federal income tax purposes. This cost is generally determined by tables issued by the Internal Revenue Service or, if less, the insurance company's rates as to the cost of individual one-year term insurance for standard risks. This cost (generally referred to as the "P.S.-58" cost) is reported to the participant annually.

If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the Policy's death benefit over the Policy's cash surrender value generally will not be subject to federal income tax. However, the Policy's cash surrender value will generally still be taxable in this situation to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant.

Special rules may apply if the participant borrowed from the Policy or was considered an owner-employee under the plan (such as the sole proprietor, a 10% partner, or 5% Subchapter S corporation owner of the employer of the plan).

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan. You should consult with the plan administrator and a qualified tax advisor in such situation.

Other Employee Benefit Programs

Complex rules may also apply when the Policy is held by an employee or a trust, or acquired by an employee, in connection with the provision of other employee benefits. In particular, such a Policy owner must consider whether the Policy was applied for by (or issued to) a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the named beneficiary under the Policy to receive a death benefit.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended (ERISA). An employer or trust should consult a qualified legal advisor as to the effect of ERISA in any case when the Policy is purchased in connection with an employee benefit plan.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding to the extent it is reasonable to believe that they will be includable in income for federal income tax purposes, except that you generally are permitted to elect not to have federal income taxes withheld from such payments if you notify us on a timely basis that you are making this election (and meet certain reporting requirements as to such election).

If federal income tax withholding applies to the payment, the withholding is generally taken at the same rate as is taken on wages; except that, if the payments are not payable over a period of more than a year, the withholding is generally taken at a 10% rate. In some cases, when generation skipping taxes may apply, we may also be required to withhold for such taxes unless we receive satisfactory written notification that no such taxes are due.


Changes in Tax Laws

The foregoing summary discussion, which is based on Columbus Life's understanding of the federal tax laws as they are currently in interpreted through IRS guidance, is general in nature and is not intended as tax advice. Your Policy may be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws (which other laws are generally not discussed in this Prospectus). We have also not discussed the effect of possible tax law changes on the Policy in this tax discussion. We suggest that you consult a tax advisor if you have questions about the effects of such other tax laws or of possible changes in the tax laws.


Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

Finally, certain Funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

                            OTHER GENERAL INFORMATION

Legal Matters

Frost Brown Todd LLC has advised Columbus Life on certain federal securities law matters. All matters of Ohio law pertaining to the Policy, including the validity of the Policy and Columbus Life's right to issue the Policy under Ohio insurance law, have been passed upon by Donald J. Wuebbling, Esq., Senior Vice President and General Counsel of WSLIC.


Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of Columbus Life Insurance Company Separate Account 1 and Columbus Life Insurance Company at December 31, 2000, and for the periods then ended, as set forth in their reports. We have included our financial statements in this Prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




Actuarial matters in the Prospectus have been examined by Ms. Nora Moushey, FSA, MAAA, as stated in her opinion filed as an exhibit to the registration statement.

Financial Statements

This Prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The financial statements of Columbus Life included in this Prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                                  SUPPLEMENT A
                              POLICY ILLUSTRATIONS

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy owner. Also, values would be different from those shown if the gross annual investment returns averaged 0% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.


The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.93% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each available Fund underlying the Sub-Accounts for the last fiscal year (estimated for Funds beginning operations in 2000 or later) and takes into account current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.30% to an annual rate of 1.55% of average daily net assets. For more information on the investment option expenses, see the "Policy at a Glance" at the beginning of the Prospectus.


The hypothetical gross annual rates of investment return of 0% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return: -0.93% and 8.98%, respectively.


The tables reflect the deduction of all applicable Policy charges and deductions described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect the deduction of applicable Surrender Charges. The current Policy charges and deductions and the higher guaranteed maximum Policy charges and deductions Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are at the end of each Policy Year.


The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy loans have been made and if death benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy owner has not requested an increase or a decrease in Specified Amount, that no withdrawals or transfers have been made and that the Policy owner did not purchase the Additional Life Rider.

Investor Alert

     o Upon request, Columbus Life will provide you with a comparable illustration based upon the proposed Insured's age, gender and premium class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

                Columbus Life Insurance Company--Illustration #1



-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
Male Issue Age 35                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                       $850.00 Annual Premium
-------------------------------------------------------------------------------------------------------------
Flexible Premium               The Policy is a flexible premium product because you can change the amount
Variable Universal             Insurance and frequency of your premium payments within limits. It is
Life Insurance                 variable life insurance because your Policy values may vary with the performance of the Policy's Sub-Accounts.

Underwriting Class:            The cost of insurance for this illustration is based on the assumption the
Male Preferred  Tobacco        Policy is issued with the underwriting class listed at the left. Actual cost
Non-User                       of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death                          Benefit Option You may select from two options. Option 1 provides an initial
                               Death Benefit equal to the Specified Amount. Option 2 provides an initial
                               Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount       The Specified Amount assumed at issue is shown on the left. The actual
$100,000                       amount payable at death will depend on the death benefit option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the death benefit. The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium        The planned premiums, including lump-sum premiums, are shown in the yearly
Outlay $850.00 Annual          detail of this illustration. Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual Premium for     Paying the premium will keep the Policy in Five-Year No-Lapse Guarantee force
Five-Year No-Lapse Guarantee   for five years even if the Net Cash Surrender Value of the Policy is less
$525.00                        than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order to place the Policy in force.

                Columbus Life Insurance Company--Illustration #1


-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
Male Issue Age 35                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                       $850.00 Annual Premium
-------------------------------------------------------------------------------------------------------------
Non-Guaranteed Elements of     The current cost of insurance rates and charges are subject to change, but
the Policy                     they are guaranteed to be no higher than the maximums stated in the Policy and Prospectus. Account values will differ from those assumed. The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the
                               Sub-Accounts. If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as illustrated. Fluctuations in actual earnings will not give the same accumulated result as a constant earnings rate.

Extended Maturity              If the Policy is still in force on the Policy Anniversary after the
                               Insured's 100th birthday, the Death Benefit will continue. All accounts will be transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan Account will be increased to equal the interest rate charged against any Policy loans. After that time, no further premiums may be paid, no costs or charges will be deducted, no further loans will be permitted, no further transfers will be permitted and your Death Benefit will be revised to equal your Net Cash Surrender Value.  If your Policy has been modified by an Extended Maturity Benefit Rider, the death benefit after age 100 may equal an amount other than the Net Cash Surrender Value.

                Columbus Life Insurance Company--Illustration #1



-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 35                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                       $850.00 Annual Premium
-------------------------------------------------------------------------------------------------------------

                                                           Current Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                               Net Cash                               Net Cash
          End     Premium         Account      Surrender     Death       Account      Surrender      Death
  Age    of Yr    Outlay           Value         Value      Benefit       Value         Value       Benefit
  ---    -----    -------         -------      ---------    -------      -------      ---------     -------
  36       1      850.00             583             0      100,000          519              0      100,000
  37       2      850.00           1,202           437      100,000        1,019            254      100,000
  38       3      850.00           1,870         1,105      100,000        1,509            744      100,000
  39       4      850.00           2,591         1,826      100,000        1,988          1,223      100,000
  40       5      850.00           3,366         2,601      100,000        2,454          1,689      100,000
  41       6      850.00           4,199         3,536      100,000        2,908          2,245      100,000
  42       7      850.00           5,094         4,533      100,000        3,346          2,785      100,000
  43       8      850.00           6,052         5,593      100,000        3,767          3,308      100,000
  44       9      850.00           7,077         6,720      100,000        4,169          3,812      100,000
  45      10      850.00           8,179         7,924      100,000        4,555          4,300      100,000
  46      11      850.00           9,357         9,230      100,000        4,920          4,793      100,000
  47      12      850.00          10,622        10,622      100,000        5,267          5,267      100,000
  48      13      850.00          12,082        12,082      100,000        5,691          5,691      100,000
  49      14      850.00          13,652        13,652      100,000        6,095          6,095      100,000
  50      15      850.00          15,341        15,341      100,000        6,479          6,479      100,000
  51      16      850.00          17,163        17,163      100,000        6,846          6,846      100,000
  52      17      850.00          19,128        19,128      100,000        7,196          7,196      100,000
  53      18      850.00          21,254        21,254      100,000        7,533          7,533      100,000
  54      19      850.00          23,552        23,552      100,000        7,856          7,856      100,000
  55      20      850.00          26,043        26,043      100,000        8,170          8,170      100,000
  56      21      850.00          28,748        28,748      100,000        8,473          8,473      100,000
  57      22      850.00          31,674        31,674      100,000        8,750          8,750      100,000
  58      23      850.00          34,842        34,842      100,000        9,001          9,001      100,000
  59      24      850.00          38,270        38,270      100,000        9,222          9,222      100,000
  60      25      850.00          41,985        41,985      100,000        9,411          9,411      100,000
  61      26      850.00          46,012        46,012      100,000        9,567          9,567      100,000
  62      27      850.00          50,373        50,373      100,000        9,676          9,676      100,000
  63      28      850.00          55,109        55,109      100,000        9,735          9,735      100,000
  64      29      850.00          60,262        60,262      100,000        9,740          9,740      100,000
  65      30      850.00          65,877        65,877      100,000        9,684          9,684      100,000
  66      31      850.00          72,002        72,002      100,000        9,565          9,565      100,000
  67      32      850.00          78,693        78,693      100,000        9,374          9,374      100,000
  68      33      850.00          86,016        86,016      101,498        9,103          9,103      100,000
  69      34      850.00          93,988        93,988      109,966        8,745          8,745      100,000
  70      35      850.00         102,636       102,636      119,058        8,290          8,290      100,000
  71      36      850.00         112,019       112,019      128,822        7,729          7,729      100,000
  72      37      850.00         122,216       122,216      138,104        7,050          7,050      100,000
  73      38      850.00         133,304       133,304      147,967        6,243          6,243      100,000
  74      39      850.00         145,369       145,369      158,452        5,295          5,295      100,000
  75      40      850.00         158,507       158,507      169,602        4,185          4,185      100,000


                                                           Current Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                               Net Cash                               Net Cash
          End     Premium         Account      Surrender     Death       Account      Surrender      Death
  Age    of Yr    Outlay           Value         Value      Benefit       Value         Value       Benefit
  ---    -----    -------         -------      ---------    -------      -------      ---------     -------
  76      41      850.00         172,827       172,827      181,468        2,892          2,892      100,000
  77      42      850.00         188,365       188,365      197,783        1,362          1,362      100,000
  78      43      850.00         205,221       205,221      215,482            0              0            0
  79      44      850.00         223,501       223,501      234,676
  80      45      850.00         243,318       243,318      255,484
  81      46      850.00         264,799       264,799      278,039
  82      47      850.00         288,093       288,093      302,497
  83      48      850.00         313,342       313,342      329,009
  84      49      850.00         340,699       340,699      357,734
  85      50      850.00         370,324       370,324      388,840
  86      51      850.00         402,384       402,384      422,503
  87      52      850.00         437,057       437,057      458,910
  88      53      850.00         474,531       474,531      498,257
  89      54      850.00         515,000       515,000      540,750
  90      55      850.00         558,673       558,673      586,606
  91      56      850.00         605,769       605,769      636,058
  92      57      850.00         657,217       657,217      683,506
  93      58      850.00         713,574       713,574      734,981
  94      59      850.00         775,495       775,495      791,005
  95      60      850.00         843,760       843,760      852,198
  96      61      850.00         918,960       918,960      918,960
  97      62      850.00       1,000,833     1,000,833    1,000,833
  98      63      850.00       1,089,971     1,089,971    1,089,971
  99      64      850.00       1,187,017     1,187,017    1,187,017
  100     65      850.00       1,292,674     1,292,674    1,292,674


Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled under Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1



-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 35                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                       $850.00 Annual Premium
-------------------------------------------------------------------------------------------------------------

                                                            Maximum Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                               Net Cash                                Net Cash
          End     Premium          Account    Surrender      Death        Account      Surrender       Death
  Age    of Yr    Outlay            Value       Value       Benefit        Value         Value        Benefit
  ---    -----    -------          -------    ---------     -------       -------      ---------      -------
  36       1      850.00             477            0       100,000          419              0      100,000
  37       2      850.00             983          218       100,000          822             57      100,000
  38       3      850.00           1,519          754       100,000        1,207            442      100,000
  39       4      850.00           2,085        1,320       100,000        1,573            808      100,000
  40       5      850.00           2,684        1,919       100,000        1,919          1,154      100,000
  41       6      850.00           3,315        2,652       100,000        2,244          1,581      100,000
  42       7      850.00           3,980        3,419       100,000        2,546          1,985      100,000
  43       8      850.00           4,682        4,223       100,000        2,825          2,366      100,000
  44       9      850.00           5,420        5,063       100,000        3,079          2,722      100,000
  45      10      850.00           6,198        5,943       100,000        3,308          3,053      100,000
  46      11      850.00           7,015        6,888       100,000        3,508          3,381      100,000
  47      12      850.00           7,874        7,874       100,000        3,679          3,679      100,000
  48      13      850.00           8,879        8,879       100,000        3,915          3,915      100,000
  49      14      850.00           9,938        9,938       100,000        4,116          4,116      100,000
  50      15      850.00          11,053       11,053       100,000        4,280          4,280      100,000
  51      16      850.00          12,225       12,225       100,000        4,403          4,403      100,000
  52      17      850.00          13,454       13,454       100,000        4,480          4,480      100,000
  53      18      850.00          14,741       14,741       100,000        4,504          4,504      100,000
  54      19      850.00          16,085       16,085       100,000        4,470          4,470      100,000
  55      20      850.00          17,486       17,486       100,000        4,370          4,370      100,000
  56      21      850.00          18,944       18,944       100,000        4,198          4,198      100,000
  57      22      850.00          20,461       20,461       100,000        3,948          3,948      100,000
  58      23      850.00          22,041       22,041       100,000        3,614          3,614      100,000
  59      24      850.00          23,685       23,685       100,000        3,187          3,187      100,000
  60      25      850.00          25,391       25,391       100,000        2,656          2,656      100,000
  61      26      850.00          27,164       27,164       100,000        2,006          2,006      100,000
  62      27      850.00          29,005       29,005       100,000        1,223          1,223      100,000
  63      28      850.00          30,909       30,909       100,000          284            284      100,000
  64      29      850.00          32,875       32,875       100,000            0              0            0
  65      30      850.00          34,901       34,901       100,000
  66      31      850.00          36,990       36,990       100,000
  67      32      850.00          39,145       39,145       100,000
  68      33      850.00          41,374       41,374       100,000
  69      34      850.00          43,684       43,684       100,000
  70      35      850.00          46,078       46,078       100,000
  71      36      850.00          48,560       48,560       100,000
  72      37      850.00          51,132       51,132       100,000
  73      38      850.00          53,801       53,801       100,000
  74      39      850.00          56,577       56,577       100,000
  75      40      850.00          59,482       59,482       100,000


                                                            Maximum Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                               Net Cash                                Net Cash
          End     Premium          Account    Surrender      Death        Account      Surrender       Death
  Age    of Yr    Outlay            Value       Value       Benefit        Value         Value        Benefit
  ---    -----    -------          -------    ---------     -------       -------      ---------      -------
  76      41      850.00          62,553       62,553       100,000
  77      42      850.00          65,844       65,844       100,000
  78      43      850.00          69,420       69,420       100,000
  79      44      850.00          73,388       73,388       100,000
  80      45      850.00          77,863       77,863       100,000
  81      46      850.00          83,001       83,001       100,000
  82      47      850.00          89,024       89,024       100,000
  83      48      850.00          96,247       96,247       101,059
  84      49      850.00         104,345      104,345       109,562
  85      50      850.00         112,998      112,998       118,648
  86      51      850.00         122,230      122,230       128,342
  87      52      850.00         132,066      132,066       138,670
  88      53      850.00         142,532      142,532       149,659
  89      54      850.00         153,653      153,653       161,336
  90      55      850.00         165,451      165,451       173,724
  91      56      850.00         177,945      177,945       186,842
  92      57      850.00         191,684      191,684       199,351
  93      58      850.00         206,884      206,884       213,091
  94      59      850.00         223,813      223,813       228,290
  95      60      850.00         242,819      242,819       245,247
  96      61      850.00         264,142      264,142       264,142
  97      62      850.00         287,310      287,310       287,310
  98      63      850.00         312,482      312,482       312,482
  99      64      850.00         339,833      339,833       369,833
  100     65      850.00         369,552      369,552       369,552

Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled under Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2


-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 55                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                     $2,400.00 Annual Premium
-------------------------------------------------------------------------------------------------------------
Flexible Premium Variable      The Policy is a flexible premium product because you can change the amount
Universal Life Insurance       and frequency of your premium payments within limits. It is variable life insurance because your Policy values may vary with the performance of the
                               Policy's Sub-Accounts.

Underwriting Class:            The cost of insurance for this illustration is based on the assumption the
Male Preferred  Tobacco        Policy is issued with the underwriting class listed at the left. Actual cost
Non-User                       of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death                          Benefit Option You may select from two options. Option 1 provides an initial
                               Death Benefit equal to the Specified Amount. Option 2 provides an initial
                               Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount       The Specified Amount assumed at issue is shown on the left. The actual
$100,000                       amount payable at death will depend on the death benefit option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the death benefit. The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium        The planned premiums, including lump-sum premiums, are shown in the yearly
Outlay $2,400.00 Annual        detail of this illustration. Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual Premium for     Paying the premium will keep the Policy in Five-Year No-Lapse Guarantee force
Five-Year No-Lapse Guarantee   for five years even if the Net Cash Surrender Value of the Policy is
$1,221.00                      less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order to place the Policy in force.

                Columbus Life Insurance Company--Illustration #2


-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 55                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                     $2,400.00 Annual Premium
-------------------------------------------------------------------------------------------------------------
Non-Guaranteed Elements of     The current cost of insurance rates and charges are subject to change, but
the Policy                     the Policy they are guaranteed to be no higher than the maximums stated in and Prospectus. Account values will differ from those assumed. The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the
                               Sub-Accounts. If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as illustrated. Fluctuations in actual earnings will not give the same accumulated result as a constant earnings rate.

Extended Maturity              If the Policy is still in force on the Policy Anniversary after the
                               Insured's 100th birthday, the Death Benefit will continue. All accounts will be transferred to the Fixed Account, where it will begin earning interest at the Fixed Account's then current rate. Also, the interest rate credited to your Loan Account will be increased to equal the interest rate charged against any Policy loans. After that time, no further premiums may be paid, no costs or charges will be deducted, no further loans will be permitted, no further transfers will be permitted and your Death Benefit will be revised to equal your Net Cash Surrender Value.  If your Policy has been modified by an Extended Maturity Benefit Rider, the death benefit after age 100 may equal an amount other than the Net Cash Surrender Value.

                Columbus Life Insurance Company--Illustration #2


-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 55                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                     $2,400.00 Annual Premium
-------------------------------------------------------------------------------------------------------------

                                                              Current Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                             Net Cash                                 Net Cash
          End     Premium         Account    Surrender      Death        Account      Surrender       Death
  Age    of Yr    Outlay           Value       Value       Benefit        Value         Value        Benefit
  ---    -----    -------         -------    ---------     -------       -------      ---------      -------
  56       1     2,400.00          1,878            0       100,000        1,687              0      100,000
  57       2     2,400.00          3,867        1,707       100,000        3,304          1,144      100,000
  58       3     2,400.00          5,984        3,824       100,000        4,860          2,700      100,000
  59       4     2,400.00          8,258        6,098       100,000        6,371          4,211      100,000
  60       5     2,400.00         10,676        8,516       100,000        7,813          5,653      100,000
  61       6     2,400.00         13,267       11,395       100,000        9,202          7,330      100,000
  62       7     2,400.00         16,044       14,460       100,000       10,536          8,952      100,000
  63       8     2,400.00         19,031       17,735       100,000       11,820         10,524      100,000
  64       9     2,400.00         22,241       21,233       100,000       13,049         12,041      100,000
  65      10     2,400.00         25,690       24,970       100,000       14,215         13,495      100,000
  66      11     2,400.00         29,374       29,014       100,000       15,290         14,930      100,000
  67      12     2,400.00         33,329       33,329       100,000       16,283         16,283      100,000
  68      13     2,400.00         37,912       37,912       100,000       17,478         17,478      100,000
  69      14     2,400.00         42,891       42,891       100,000       18,614         18,614      100,000
  70      15     2,400.00         48,304       48,304       100,000       19,684         19,684      100,000
  71      16     2,400.00         54,121       54,121       100,000       20,561         20,561      100,000
  72      17     2,400.00         60,472       60,472       100,000       21,334         21,334      100,000
  73      18     2,400.00         67,425       67,425       100,000       21,998         21,998      100,000
  74      19     2,400.00         75,058       75,058       100,000       22,544         22,544      100,000
  75      20     2,400.00         83,466       83,466       100,000       22,962         22,962      100,000
  76      21     2,400.00         92,760       92,760       100,000       23,238         23,238      100,000
  77      22     2,400.00        102,989      102,989       108,139       23,336         23,336      100,000
  78      23     2,400.00        114,089      114,089       119,794       23,234         23,234      100,000
  79      24     2,400.00        126,130      126,130       132,437       22,906         22,906      100,000
  80      25     2,400.00        139,187      139,187       146,146       22,323         22,323      100,000
  81      26     2,400.00        153,340      153,340       161,007       21,455         21,455      100,000
  82      27     2,400.00        168,677      168,677       177,111       20,263         20,263      100,000
  83      28     2,400.00        185,289      185,289       194,554       18,703         18,703      100,000
  84      29     2,400.00        203,275      203,275       213,439       16,718         16,718      100,000
  85      30     2,400.00        222,737      222,737       233,874       14,228         14,228      100,000
  86      31     2,400.00        243,784      243,784       255,973       11,136         11,136      100,000
  87      32     2,400.00        266,535      266,535       279,862        7,326          7,326      100,000
  88      33     2,400.00        291,130      291,130       305,687        2,648          2,648      100,000
  89      34     2,400.00        317,699      317,699       333,584            0              0            0
  90      35     2,400.00        346,379      346,379       363,698
  91      36     2,400.00        377,315      377,315       396,181
  92      37     2,400.00        411,098      411,098       427,542
  93      38     2,400.00        448,087      448,087       461,530
  94      39     2,400.00        488,709      488,709       498,483
  95      40     2,400.00        533,469      533,469       538,803

                                                             Current Charges

                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                             Net Cash                                 Net Cash
          End     Premium         Account    Surrender      Death        Account      Surrender       Death
  Age    of Yr    Outlay           Value       Value       Benefit        Value         Value        Benefit
  ---    -----    -------         -------    ---------     -------       -------      ---------      -------
  96      41     2,400.00        582,755      582,755       582,755
  97      42     2,400.00        636,415      636,415       636,415
  98      43     2,400.00        694,836      694,836       694,836
  99      44     2,400.00        758,440      758,440       758,440
  100     45     2,400.00        827,689      827,689       827,689


Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled under Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2


-------------------------------------------------------------------------------------------------------------
Designed for Sample Pinnacle                                                    $100,000.00 Specified Amount
-------------------------------------------------------------------------------------------------------------
Male Issue Age 55                                                                     Death Benefit Option 1
-------------------------------------------------------------------------------------------------------------
Preferred - TNU                                                                     $2,400.00 Annual Premium
-------------------------------------------------------------------------------------------------------------

                                                           Maximum Charges
                                   10.00% Gross (8.98 % Net)                0.00% Gross (-0.93 % Net)
                            ---------------------------------------- ----------------------------------------
                                  Hypothetical Rate of Return              Hypothetical Rate of Return
                            ---------------------------------------- ----------------------------------------
                                              Net Cash                                 Net Cash
          End     Premium        Account      Surrender      Death        Account      Surrender       Death
  Age    of Yr    Outlay          Value         Value       Benefit        Value         Value        Benefit
  ---    -----    -------        -------      ---------     -------       -------      ---------      -------
  56       1     2,400.00          1,223            0       100,000        1,065              0      100,000
  57       2     2,400.00          2,469          309       100,000        2,038              0      100,000
  58       3     2,400.00          3,737        1,577       100,000        2,916            756      100,000
  59       4     2,400.00          5,021        2,861       100,000        3,692          1,532      100,000
  60       5     2,400.00          6,314        4,154       100,000        4,356          2,196      100,000
  61       6     2,400.00          7,606        5,734       100,000        4,898          3,026      100,000
  62       7     2,400.00          8,887        7,303       100,000        5,307          3,723      100,000
  63       8     2,400.00         10,140        8,844       100,000        5,564          4,268      100,000
  64       9     2,400.00         11,347       10,339       100,000        5,650          4,642      100,000
  65      10     2,400.00         12,487       11,767       100,000        5,547          4,827      100,000
  66      11     2,400.00         13,542       13,182       100,000        5,235          4,875      100,000
  67      12     2,400.00         14,490       14,490       100,000        4,693          4,693      100,000
  68      13     2,400.00         15,593       15,593       100,000        4,167          4,167      100,000
  69      14     2,400.00         16,570       16,570       100,000        3,365          3,365      100,000
  70      15     2,400.00         17,384       17,384       100,000        2,249          2,249      100,000
  71      16     2,400.00         17,985       17,985       100,000          764            764      100,000
  72      17     2,400.00         18,307       18,307       100,000            0              0            0
  73      18     2,400.00         18,262       18,262       100,000
  74      19     2,400.00         17,743       17,743       100,000
  75      20     2,400.00         16,632       16,632       100,000
  76      21     2,400.00         14,787       14,787       100,000
  77      22     2,400.00         12,034       12,034       100,000
  78      23     2,400.00          8,155        8,155       100,000
  79      24     2,400.00          2,856        2,856       100,000
  80      25     2,400.00              0            0             0


Net investment return percentages shown at the top of the table are calculated as the hypothetical gross investment return less a hypothetical daily charge for Fund Expenses as shown in the Prospectus. The amounts shown in the columns labeled under Account Value, Net Cash Surrender Value and Death Benefit reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                                  SUPPLEMENT B
                    TABLE OF APPLICABLE DEATH BENEFIT FACTORS

     Insured's Age        Applicable      Insured's Age      Applicable         Insured's Age        Applicable
      Last Policy       Death Benefit      Last Policy      Death Benefit        Last Policy       Death Benefit
      Anniversary           Factor         Anniversary          Factor           Anniversary           Factor
     -------------      -------------     -------------     -------------       -------------      -------------
      1 through 40            2.50              54               1.57                  68               1.17
           41                 2.43              55               1.50                  69               1.16
           42                 2.36              56               1.46                  70               1.15
           43                 2.29              57               1.42                  71               1.13
           44                 2.22              58               1.38                  72               1.11
           45                 2.15              59               1.34                  73               1.09
           46                 2.09              60               1.30                  74               1.07
           47                 2.03              61               1.28             75 through 90         1.05
           48                 1.97              62               1.26                  91               1.04
           49                 1.91              63               1.24                  92               1.03
           50                 1.85              64               1.22                  93               1.02
           51                 1.78              65               1.20                  94               1.01
           52                 1.71              66               1.19             95 or higher          1.00
           53                 1.64              67               1.18

                                  SUPPLEMENT C
                       TABLE OF COST OF INSURANCE CHARGES

The Guaranteed Maximum Monthly Cost of Insurance Charges per $1,000 of Specified Amount for an Insured in the standard or preferred underwriting class are listed in the table below (Based on 1980 CSO Mortality Table, Age Last Birthday). For any insured in a special or substandard rate class, the rate above must be multiplied by the appropriate rating factor, as shown in an amendment added to the policy.

----------------------------------      ---------------------------------------------------------------------
          Juvenile Ages                                                  Adult Ages
----------------------------------      ---------------------------------------------------------------------
                                                      Male           Male          Female         Female
 Attained                               Attained     Tobacco       Tobacco        Tobacco        Tobacco
   Age        Male      Female             Age     Abstainer*       User**       Abstainer*       User**
 --------     ----      ------          --------   ----------      -------       ----------      -------
    0       0.089220   0.073370            20       0.140130       0.193580       0.084210       0.097560
    1       0.085880   0.070030            21       0.138460       0.193580       0.085880       0.099230
    2       0.082540   0.066700            22       0.135950       0.190240       0.086720       0.101730
    3       0.080880   0.065030            23       0.132610       0.186890       0.088380       0.104240
    4       0.077540   0.064190            24       0.129280       0.181880       0.090050       0.106740
    5       0.073370   0.062530            25       0.125100       0.176030       0.091720       0.109240
    6       0.069200   0.060860            26       0.122600       0.172690       0.094220       0.113420
    7       0.065030   0.059190            27       0.120930       0.171020       0.095890       0.116760
    8       0.062530   0.058360            28       0.120090       0.171020       0.098400       0.120930
    9       0.061690   0.057520            29       0.120090       0.173530       0.101730       0.125940
    10      0.062530   0.056690            30       0.120930       0.177710       0.104240       0.131780
    11      0.067530   0.058360            31       0.123430       0.183550       0.107580       0.136790
    12      0.076700   0.060860            32       0.126770       0.191070       0.110910       0.142630
    13      0.089220   0.064190            33       0.131780       0.201100       0.115090       0.150150
    14      0.103400   0.068360            34       0.137620       0.212790       0.120090       0.158500
    15      0.118420   0.072530            35       0.144300       0.227000       0.125940       0.167680
    16      0.132610   0.076700            36       0.151820       0.243720       0.134280       0.181880
    17      0.143470   0.080040            37       0.161840       0.264620       0.144300       0.198590
    18      0.151820   0.083380            38       0.172690       0.288040       0.155160       0.217810
    19      0.156830   0.085880            39       0.184390       0.314810       0.166850       0.238700
                                           40       0.198590       0.345780       0.181050       0.263790
                                           41       0.213630       0.379270       0.196080       0.290550
                                           42       0.229510       0.416120       0.211120       0.317320
 * Abstainer generally means the           43       0.247060       0.456350       0.226170       0.344100
  Insured does not use tobacco             44       0.266290       0.500790       0.241210       0.370890
            products.                      45       0.288040       0.547780       0.257930       0.399370
                                           46       0.311460       0.596470       0.275490       0.428690
                                           47       0.336570       0.649400       0.294730       0.458870
                                           48       0.364190       0.706570       0.314810       0.491570
                                           49       0.394340       0.768830       0.337410       0.527640
   ** User generally means the             50       0.428690       0.837880       0.362520       0.566250
 Insured uses tobacco products.            51       0.468090       0.916270       0.390150       0.607390
                                           52       0.513380       1.004870       0.421990       0.654440
                                           53       0.565410       1.105400       0.457190       0.706570
                                           54       0.623350       1.215380       0.493240       0.759570
                                           55       0.688070       1.333150       0.531830       0.814290

                                        ---------------------------------------------------------------------
                                                                  Adult Ages
                                        ---------------------------------------------------------------------
                                                      Male           Male          Female         Female
                                        Attained     Tobacco       Tobacco        Tobacco        Tobacco
                                           Age     Abstainer*       User**       Abstainer*       User**
                                        --------   ----------      -------       ----------      -------
                                           56       0.758730       1.457890       0.570440       0.868210
                                           57       0.833670       1.589640       0.608230       0.918800
                                           58       0.917110       1.728430       0.646040       0.968570
                                           59       1.010780       1.877720       0.688910       1.021750
                                           60       1.115550       2.044410       0.739370       1.085110
                                           61       1.232310       2.232910       0.801660       1.164600
                                           62       1.367070       2.445950       0.879170       1.267040
                                           63       1.519910       2.684600       0.974480       1.391670
                                           64       1.690090       2.946500       1.081730       1.53960
                                           65       1.876860       3.224930       1.197600       1.678160
                                           66       2.079500       3.517450       1.317890       1.828210
                                           67       2.297270       3.821590       1.440910       1.973420
                                           68       2.534600       4.141890       1.568370       2.120610
                                           69       2.798580       4.490890       1.710530       2.280960
                                           70       3.098170       4.877870       1.877720       2.470900
                                           71       3.441600       5.314990       2.082070       2.712220
                                           72       3.839990       5.812080       2.333340       3.008860
                                           73       4.293280       6.366660       2.635430       3.363220
                                           74       4.794460       6.979050       2.984600       3.769070
                                           75       5.333740       7.638620       3.376280       4.214910
                                           76       5.907380       8.318710       3.802330       4.691660
                                           77       6.511600       9.007620       4.261570       5.192770
                                           78       7.150730       9.710250       4.761660       5.725870
                                           79       7.845900      10.451730       5.319450       6.310570
                                           80       8.620930      11.258160       5.958680       6.970840
                                           81       9.498890      12.154910       6.700420       7.726990
  * Abstainer generally means the          82       10.501350     13.160810       7.564140       8.595770
   Insured does not use tobacco            83       11.628210     14.262960       8.550150       9.61110
             products.                     84       12.862100     15.427670       9.651690      10.726950
                                           85       14.178860     16.617240      10.861090      11.929990
                                           86       15.565070     17.803170      12.174410      13.214160
                                           87       17.002260     19.039280      13.594640      14.570110
                                           88       18.486430     20.348230      15.128280      16.008410
    ** User generally means the            89       20.041320     21.671680      16.793990      17.532150
  Insured uses tobacco products.           90       21.693700     23.030110      18.613420      19.256820
                                           91       23.488560     24.468300      20.640050      21.156900
                                           92       25.504290     26.169550      22.968510      23.319700
                                           93       27.961930     28.406850      25.797340      25.937870
                                           94       31.383850     31.563380      29.586210      29.586210
                                           95       36.798270     36.798270      35.366190      35.366190
                                           96       46.588990     46.588990      45.525080      45.525080
                                           97       67.043870     67.043870      66.318680      66.318680
                                           98      120.666220     120.666220     120.231250     120.231250
                                           99      120.666220     120.666220     120.231250     120.231250

                                  SUPPLEMENT D
                        TABLE OF SURRENDER TARGET AMOUNTS

-------------------------------------------------------------------------------------------------------------
                  Male                  Male                     Female                     Female
 Attained       Tobacco                Tobacco                   Tobacco                   Tobacco
   Age         Abstainer*              User**                  Abstainer*                   User**
-------------------------------------------------------------------------------------------------------------
    0             N/A                   4.00                       N/A                       3.50
    1             N/A                   4.00                       N/A                       3.50
    2             N/A                   4.00                       N/A                       3.50
    3             N/A                   4.00                       N/A                       3.50
    4             N/A                   4.00                       N/A                       3.50
    5             N/A                   4.00                       N/A                       3.50
    6             N/A                   4.00                       N/A                       3.50
    7             N/A                   4.00                       N/A                       3.50
    8             N/A                   4.00                       N/A                       3.50
    9             N/A                   4.00                       N/A                       3.50
    10            N/A                   4.00                       N/A                       3.50
    11            N/A                   4.00                       N/A                       3.50
    12            N/A                   4.00                       N/A                       3.50
    13            N/A                   4.00                       N/A                       3.50
    14            N/A                   4.00                       N/A                       3.50
    15            N/A                   4.00                       N/A                       3.50
    16            N/A                   4.30                       N/A                       3.60
    17            N/A                   4.60                       N/A                       3.70
    18            N/A                   4.90                       N/A                       3.80
    19            N/A                   5.20                       N/A                       3.90
    20            4.00                  5.50                      3.50                       4.00
    21            4.14                  5.73                      3.64                       4.14
    22            4.28                  5.97                      3.78                       4.28
    23            4.43                  6.22                      3.93                       4.43
    24            4.58                  6.48                      4.09                       4.58
    25            4.75                  6.75                      4.25                       4.75
    26            5.06                  7.11                      4.47                       5.06
    27            5.39                  7.49                      4.71                       5.39
    28            5.74                  7.89                      4.96                       5.74
    29            6.11                  8.31                      5.22                       6.11
    30            6.50                  8.75                      5.50                       6.50
    31            6.86                  9.16                      5.77                       6.86
    32            7.24                  9.59                      6.06                       7.24
    33            7.64                  10.04                     6.36                       7.64
    34            8.06                  10.51                     6.67                       8.06
    35            8.50                  11.00                     7.00                       8.50
    36            8.95                  11.58                     7.36                       8.95
    37            9.42                  12.20                     7.74                       9.42
    38            9.92                  12.85                     8.14                       9.92
    39           10.44                  13.53                     8.56                      10.44
    40           11.00                  14.25                     9.00                      11.00
    41           11.54                  14.93                     9.45                      11.54
    42           12.11                  15.64                     9.92                      12.11
    43           12.71                  16.39                     10.42                     12.71
    44           13.34                  17.17                     10.94                     13.34
    45           14.00                  18.00                     11.50                     14.00
    46           14.72                  18.90                     12.13                     14.64
    47           15.48                  19.85                     12.79                     15.31
    48           16.28                  20.85                     13.49                     16.01
    49           17.12                  21.90                     14.23                     16.74
    50           18.00                  23.00                     15.00                     17.50

-------------------------------------------------------------------------------------------------------------
                  Male                  Male                     Female                     Female
 Attained       Tobacco                Tobacco                   Tobacco                   Tobacco
   Age         Abstainer*              User**                  Abstainer*                   User**
-------------------------------------------------------------------------------------------------------------
    51           19.07                  24.26                     15.73                     18.40
    52           20.20                  25.58                     16.49                     19.35
    53           21.40                  26.98                     17.29                     20.35
    54           22.67                  28.45                     18.13                     21.40
    55           24.00                  30.00                     19.00                     22.50
    56           25.26                  31.62                     20.03                     23.59
    57           26.59                  33.32                     21.12                     24.73
    58           27.99                  35.12                     22.27                     25.93
    59           29.46                  37.01                     23.48                     27.19
    60           31.00                  39.00                     24.75                     28.50
    61           32.62                  40.99                     26.05                     29.86
    62           34.33                  43.08                     27.42                     31.29
    63           36.13                  45.27                     28.87                     32.79
    64           38.02                  47.58                     30.39                     34.36
    65           40.00                  50.00                     32.00                     36.00
    66           42.30                  50.00                     33.95                     37.97
    67           44.75                  50.00                     36.02                     40.05
    68           47.40                  50.00                     38.21                     42.24
    69           47.50                  50.00                     40.54                     44.55
    70           47.50                  50.00                     43.50                     47.50
    71           47.50                  50.00                     46.68                     47.50
    72           47.50                  50.00                     47.50                     47.50
    73           47.50                  50.00                     47.50                     47.50
    74           47.50                  50.00                     47.50                     47.50
    75           47.50                  50.00                     47.50                     47.50
    76           47.50                  50.00                     47.50                     47.50
    77           47.50                  50.00                     47.50                     47.50
    78           47.50                  50.00                     47.50                     47.50
    79           47.50                  50.00                     47.50                     47.50
    80           47.50                  50.00                     47.50                     47.50
    81           47.50                  50.00                     47.50                     47.50
    82           47.50                  50.00                     47.50                     47.50
    83           47.50                  50.00                     47.50                     47.50
    84           47.50                  50.00                     47.50                     47.50
    85           47.50                  50.00                     47.50                     47.50


     * Abstainer generally means the Insured does not use tobacco products.

           ** User generally means the Insured uses tobacco products.

                                  SUPPLEMENT E
                        CALCULATION OF SURRENDER CHARGES


The Surrender Charge is assessed on each Coverage Layer. The Surrender Charge depends on the surrender target amount and number of Coverage Years for each Coverage Layer. The total Surrender Charge is the sum of the Surrender Charges for all of the Coverage Layers.


                                                   Surrender Charge
                                        Percentage of Surrender Target Amount
         Coverage Year                            for Coverage Layer
         -------------                  --------------------------------------

         Year 1 to Year 5        90%
         Year 6 to Year 10       90% - [(monthly duration less 60) x 1.00%]
         Year 11 to Year 12      30% - [(monthly duration less 120)x 1.25%]
         Year 13 and later       None

                                  SUPPLEMENT F
                             CONTINUATION PROVISIONS

Continuation Coverage Under the Five-Year No-Lapse Guarantee

To determine if your adjusted total premium payments are sufficient to maintain the Five-Year No-Lapse Guarantee for continuation of your Policy during the first 5 years beginning on the Policy Date, we use the following procedure:

     o We determine your adjusted total premium payments (the total amount of your premium payments less the amount of any withdrawals and the amount of your Loan Account).

     o We determine if you have made any changes in your Policy that resulted in an increase in the Monthly Deduction. In this discussion, we call this type of change a policy change.

     o    We determine the total required amount for this guarantee provision.

          o If you have not made any policy changes, the total required amount is 1/12th of the minimum annual premium for the Five-Year No-Lapse Guarantee multiplied by the number of months from the Policy Date to the next Monthly Anniversary Day. The minimum annual premium for the Five-Year No-Lapse Guarantee is shown on your Policy Schedule.

               For example, if the minimum annual premium for the Five-Year No-Lapse Guarantee is $720.00, your Policy Date is June 15, 2000, the next Monthly Anniversary Day is March 15, 2001, and you have not made any policy changes, the required amount is $540.00 = ($720.00 divided by 12) x 9 (number of months since the Policy
               Date).

          o If you have made a policy change, we calculate a required amount for the period from the Policy Date to the date on which the policy change was effective and a required amount for the period from the date on which the policy change was effective to the next Monthly Anniversary Day. Each calculation is based on the minimum annual premium for the Five-Year No-Lapse Guarantee applicable for each period. We then add the 2 required amounts to determine the total required amount.

          o If you have made more than one policy change, we calculate a required amount for each period. We then add the required amounts to determine the total required amount.

     o We then compare your adjusted total premium payments to the total required amount.

          o If your adjusted total premium payments are equal to or greater than the total required amount, your Policy will continue to be effective, your Five-Year No-Lapse Guarantee will remain in effect and your Policy will not lapse.

          o If your adjusted total premium payments are less than the total required amount, a Grace Period will start.

          o We will send you a notice if you are in jeopardy of losing your Five-Year No-Lapse Guarantee. If your Five-Year No-Lapse Guarantee is lost, it will not be reinstated.

                                  SUPPLEMENT G
                              VALUATION PROCEDURES

Sub-Accounts Accumulation Unit Value

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the NYSE on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the underlying
                           Fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the corresponding underlying Fund determined at the end of the immediately preceding Valuation Period.

Fixed Account Value

The value of the Fixed Account is calculated on a daily basis by the following formula:

         NP + XFT + I - XFF - WD = value of the Fixed Account where

         NP  =  the sum of all Net Premiums allocated to the Fixed Account
         XFT = any amount transferred to the Fixed Account from the Sub-Accounts
         I   = interest credited by Columbus Life to the Fixed Account
         XFF = any amounts transferred from the Fixed Account to the
             Sub-Accounts
         WD  = any amounts withdrawn for charges or deductions
             or in connection with withdrawals

                                    GLOSSARY

Account Value                          The sum of the value of your interests in
                                       the Sub-Accounts, the value of your
                                       interests in the Fixed Account and the
                                       value of your Loan Account.

Accumulation Unit                      A unit of measure used to calculate a
                                       Policyholder's share of a Sub-Account.

Accumulation Unit Value                The dollar value of an Accumulation Unit
                                       in a Sub-Account.

Additional Life Rider Specified        The portion of the Specified Amount
                                       provided by the purchase of the

Amount Additional Life Rider. If you do not purchase the Additional Life Rider, the Additional Life Rider Specified Amount will equal $0.

Attained Age                           The Attained Age of the Insured is the
                                       age of the Insured on the last Policy
                                       Anniversary or the anniversary of an
                                       added Coverage Layer.

Base Specified Amount                  The portion of the Specified Amount
                                       provided by the purchase of the basic
                                       Policy. If you do not purchase the
                                       Additional Life Rider, the Base Specified
                                       Amount and the Specified Amount are the
                                       same.

Beneficiary                            The person or persons you have named to
                                       receive the Death Proceeds when the
                                       Insured dies.


Cash Surrender Value                   The Account Value minus any Surrender
                                       Charge.


Columbus Life, we, us and our          Columbus Life Insurance Company.

Contingent Beneficiary                 The person or persons you have named to
                                       receive the Death Proceeds when no
                                       Beneficiaries remain alive and the
                                       Insured dies.

Coverage Layer                         A Coverage Layer consists of all
                                       insurance coverage provided under your
                                       Policy or provided by riders to your
                                       Policy that becomes effective on a single
                                       Monthly Anniversary Day. The first
                                       Coverage Layer includes insurance
                                       coverage effective on the Policy Date. An increase in Specified Amount or the addition of other riders to your Policy will create another Coverage Layer.

Coverage Year                          A year that starts on the Monthly
                                       Anniversary Day on which a Coverage Layer begins. The Coverage Year for the first
                                       Coverage Layer is the same as the Policy
                                       Year.


Death Benefit                          The amount of the death benefit option
                                       selected. plus the amount of additional
                                       insurance provided by the Additional Life
                                       Rider.


Death Proceeds                         The amount we pay to the Beneficiary
                                       under the Policy when the Insured dies.
                                       The amount of the Death Proceeds equals
                                       Death Benefit plus any insurance on the
                                       Insured's life that was provided by
                                       riders, other than the Additional Life
                                       Rider, to your Policy.

Fixed Account                          An investment option that provided a
                                       fixed rate of interest.

Fund A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

Indebtedness                           The sum of your Policy loans plus accrued
                                       and unpaid interest on the loans.


Insured                                The person on whose life we provide
                                       insurance coverage under your Policy.


Loan Account                           The portion of your Account Value that is
                                       collateral for your loans.

Minimum Issue Limit                    The minimum amount of insurance you must
                                       purchase with the basic Policy. No change to the Policy can be made that would reduce your Base Specified Amount below the Minimum Issue Limit.

Monthly Anniversary Day                The date each month on which we deduct
                                       the Monthly Deduction and Monthly Expense
                                       Charge. This is generally the same date
                                       each month as the Policy Date, so long as that date is a day on which processing occurs.

Monthly Deduction                      The Monthly Deduction includes the amount
                                       deducted for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

Monthly Expense Charge                 The Monthly Expense Charge consists of
                                       the per policy charge, the per $1,000
                                       charge and the mortality and expense risk charge.


Net Cash Surrender Value               Your Account Value minus any Surrender
                                       Charge and any Indebtedness.

Net Premiums                           The amount of premium payment you paid
                                       less the premium expense charge and the
                                       state tax charge.


Payee The person who actually receives the payment of proceeds from us under one of the Income Plans. Depending on the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.

Policy The Pinnacle Variable Universal Life Insurance Policy issued by Columbus Life, including the application and any amendments, any supplemental application, riders or endorsements.

Policy Anniversary                     The same date each year as the Policy
                                       Date.

Policy Date                            The date from which the Policy months,
                                       years and anniversaries are measured.

Policy Schedule                        The schedule that begins on page 3 of
                                       your Policy. It contains specific
                                       information about your Policy such as the Specified Amount, your planned premium, the death benefit option you selected, required payment for guaranteed continuation of your Policy and the maximum amount of various charges.

Policy Year                            A year that starts on your Policy Date or
                                       your Policy Anniversary.

Separate Account 1                     A separate account of Columbus Life that
                                       supports your Policy.

Specified Amount                       The amount of insurance coverage provided
                                       by your Policy. The Specified Amount is
                                       divided between the Base Specified Amount and the Additional Life Rider Specified
                                       Amount.

Sub-Accounts                           A division of Separate Account 1. Each
                                       Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.


Surrend Charge                         An amount that may be deducted from your
                                       Account Value if your Policy terminates
                                       for any reason.


Target Premium                         A level of premium payments allocated to
                                       a Coverage Layer in a Coverage Year that determines the rate of the premium expense charge deducted from premium payments allocated to a Coverage Layer.

               Financial Statements and Supplementary Information

                         Columbus Life Insurance Company
                               Separate Account 1

                         Period ended December 31, 2000
                       with Report of Independent Auditors

                         Columbus Life Insurance Company
                               Separate Account 1

               Financial Statements and Supplementary Information

                         Period ended December 31, 2000



                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 2000..............................................................3
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 1999..............................................................5
Notes to Financial Statements..................................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000......11
Selected Per Unit Data and Ratios for the Period ended December 31, 1999......13

                         Report of Independent Auditors

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of net assets of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity
Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2000, and the results of their operations and changes in their net assets and the per unit data and ratios for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                            /s/ Ernst & Young LLP


Cincinnati, Ohio
April 3, 2001

               Columbus Life Insurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 2000


Assets
Investments at current market value:
     AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
         AIM V.I. Growth Fund (7,147 shares, cost $230,544)                           $177,389
         AIM V.I. Government Securities Fund (742 shares, cost $8,069)                   8,283
     The Alger American Fund (unaffiliated issuer)
         Alger American Small Capitalization Portfolio (2,457 shares, cost $74,715)     57,706
         Alger American Growth Portfolio (3,892 shares, cost $226,102)                 183,998
     Bankers Trust Company (unaffiliated issuer)
         Deutsche VIT Equity 500 Index Fund (967 shares, cost $14,132)                  13,309
     MFS Variable Insurance Trust (unaffiliated issuer)
         MFS VIT Emerging Growth Series (4,751 shares, cost $165,318)                  137,005
         MFS VIT Growth with Income Series (4,024 shares, cost $85,767)                 84,535
     PIMCO Variable Insurance Trust (unaffiliated issuer)
         PIMCO Long-Term U.S Government Bond Portfolio (2,378 shares, cost $23,418)     25,111
     Touchstone Variable Series Trust (affiliated issuer)
         Touchstone Small Cap Value Fund (1,344 shares, cost $12,178)                    7,701
         Touchstone Emerging Growth Fund (2,228 shares, cost $50,021)                   45,050
         Touchstone International Equity Fund (5,462 shares, cost $78,838)              58,721
         Touchstone Income Opportunity Fund (15 shares, cost $125)                         102
         Touchstone High Yield Bond Fund (994 shares, cost $8,472)                       7,683
         Touchstone Value Plus Fund (1,239 shares, cost $13,703)                        13,142
         Touchstone Growth & Income Fund (891 shares, cost $9,682)                      10,030
         Touchstone Enhanced 30 Fund (5,927 shares, cost $59,569)                       60,336
         Touchstone Balanced Fund (199 shares, cost $2,913)                              2,841
         Touchstone Bond Fund (12 shares cost $116)                                        118
         Touchstone Standby Income Fund (6,513 shares, cost $64,482)                    64,478
                                                                                      --------

     Total invested assets                                                             957,538

Liabilities
Accounts payable                                                                            53
                                                                                      --------

     Total liabilities                                                                      53
                                                                                      --------

     Total net assets                                                                 $957,485
                                                                                      ========

Analysis of Net Assets
Variable universal life contracts                                                     $955,422
Retained in the variable account by Columbus Life Insurance Company                      2,063
                                                                                      --------

     Total net assets                                                                 $957,485
                                                                                      ========

See accompanying notes

               Columbus Life Insurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2000

                                                                                                  Alger
                                                                               AIM V.I.        American        Alger   Deutsche VIT
                                                                 AIM V.I.    Government           Small     American     Equity 500
                                                                   Growth    Securities  Capitalization       Growth          Index
                                                      Total   Sub-Account   Sub-Account     Sub-Account  Sub-Account   Sub-Account*
                                                  ---------   -----------   -----------  --------------  -----------   ------------
Income:
   Dividends and capital gains                    $  57,496    $   5,725      $    421       $   6,665     $  11,158      $       8
   Miscellaneous income (loss)                         (229)        (180)           (3)           (176)          299             34
Expenses:
   Mortality and expense risk,
      and administrative charge                       4,616        1,005            53             246           991             25
                                                  ---------    ---------      --------       ---------     ---------      ---------
   Net investment income                             52,651        4,540           365           6,243        10,466             17
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net change in unrealized appreciation
   (depreciation) on investments                   (171,669)     (53,338)          217         (17,053)      (42,365)          (823)
Realized gain (loss) on investments                  (2,260)         (96)           42          (2,150)         (471)           (61)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net realized and unrealized gain (loss)
   on investments                                  (173,929)     (53,434)          259         (19,203)      (42,836)          (884)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase (decrease) in net assets
   resulting from operations                       (121,278)     (48,894)          624         (12,960)      (32,370)          (867)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Contract owners activity:
   Contributions received from
      contract owners                               915,659      184,713         8,700          67,621       185,265         14,941
   Net transfers between subaccounts
      and/or fixed account                          103,397       46,119          (831)          6,674        17,229             --
   Withdrawals and surrenders                        (1,993)        (488)           --            (484)         (484)            --
   Cost of insurance and benefits
      provided by riders                            (55,306)     (11,731)         (242)         (2,703)      (11,922)          (617)
   Contract maintenance charge                      (11,057)      (2,561)          (68)           (758)       (2,332)          (148)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase from contract activity                 950,700      216,052         7,559          70,350       187,756         14,176
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase in net assets                          829,422      167,158         8,183          57,390       155,386         13,309
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net assets, at beginning of period                  128,063       10,230           100             316        28,612             --
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net assets, at end of period                      $ 957,485    $ 177,388      $  8,283       $  57,706     $ 183,998      $  13,309
                                                  =========    =========      ========       =========     =========      =========

                                                                             PIMCO Long-
                                                 MFS VIT         MFS VIT       Term U.S.      Touchstone
                                                Emerging     Growth with      Government       Small Cap
                                                  Growth          Income            Bond           Value
                                             Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                             -----------     -----------     -----------     -----------
Income:
   Dividends and capital gains                $   2,988         $    436       $    863          $ 2,940
   Miscellaneous income (loss)                       73              259             (3)            (139)
Expenses:
   Mortality and expense risk,
      and administrative charge                     695              413            135               19
                                              ---------        ---------       --------          -------
   Net investment income                          2,366              282            725            2,782
                                              ---------        ---------       --------          -------
Net change in unrealized appreciation
   (depreciation) on investments                (28,753)          (1,296)         1,698           (4,495)
Realized gain (loss) on investments                (158)              53            240              (25)
                                              ---------        ---------       --------          -------
Net realized and unrealized gain (loss)
   on investments                               (28,911)          (1,243)         1,938           (4,520)
                                              ---------        ---------       --------          -------
Net increase (decrease) in net assets
   resulting from operations                    (26,545)            (961)         2,663           (1,738)
                                              ---------        ---------       --------          -------
Contract owners activity:
   Contributions received from
      contract owners                           133,161           86,670         25,951            4,593
   Net transfers between subaccounts
      and/or fixed account                       18,161            1,989         (3,079)           5,066
   Withdrawals and surrenders                        --             (537)            --               --
   Cost of insurance and benefits
      provided by riders                         (8,198)          (5,055)          (478)            (424)
   Contract maintenance charge                   (1,511)            (751)           (52)            (202)
                                              ---------        ---------       --------          -------
Net increase from contract activity             141,613           82,316         22,342            9,033
                                              ---------        ---------       --------          -------
Net increase in net assets                      115,068           81,355         25,005            7,295
                                              ---------        ---------       --------          -------
Net assets, at beginning of period               21,936            3,181             99              394
                                              ---------        ---------       --------          -------
Net assets, at end of period                  $ 137,004         $ 84,536       $ 25,104          $ 7,689
                                              =========        =========       ========          =======


See accompanying notes

Note:   Unless  otherwise  noted,  all  sub-accounts  are  for  the  year  ended
December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 2000

                                                 Touchstone    Touchstone    Touchstone    Touchstone                    Touchstone
                                                   Emerging I nternational       Income    High Yield    Touchstone        Growth &
                                                     Growth        Equity   Opportunity          Bond    Value Plus          Income
                                                Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                                -----------   -----------   -----------   -----------   -----------     -----------
Income:
   Dividends and capital gains                     $  8,436      $ 14,047       $    13      $    739      $  1,031        $    627
   Miscellaneous income (loss)                         (209)          (79)           (1)          (16)            1              (1)
Expenses:
   Mortality and expense risk,
      and administrative charge                         161           231            --            23            51              50
                                                   --------      --------       -------      --------      --------        --------
   Net investment income (loss)                       8,066        13,737            12           700           981             576
                                                   --------      --------       -------      --------      --------        --------
Net change in unrealized appreciation
   (depreciation) on investments                     (4,981)      (20,138)          (14)         (780)         (565)            347
Realized gain (loss) on investments                     515          (271)           --            24            36             101
                                                   --------      --------       -------      --------      --------        --------
Net realized and unrealized gain
   (loss) on investments                             (4,466)      (20,409)          (14)         (756)         (529)            448
Net increase (decrease) in net
   assets resulting from operations                   3,600        (6,672)           (2)          (56)          452           1,024
                                                   --------      --------       -------      --------      --------        --------
Contract owners activity:
   Contributions received from
      contract owners                                30,947        53,570            --         2,816         8,036           8,815
   Net transfers between subaccounts
       and/or fixed account                          11,873        14,507            --         5,000         4,917             322
   Cost of insurance and benefits
      provided by riders                             (1,216)       (2,548)           --          (164)         (296)           (487)
   Contract maintenance charge                         (295)         (765)           --           (13)          (80)           (209)
                                                   --------      --------       -------      --------      --------        --------
Net increase from contract activity                  41,309        64,764            --         7,639        12,577           8,441
                                                   --------      --------       -------      --------      --------        --------
Net increase (decrease) in
   net assets                                        44,909        58,092            (2)        7,583        13,029           9,465
                                                   --------      --------       -------      --------      --------        --------
Net assets, at beginning of period                      129           622           103            97           109             561
                                                   --------      --------       -------      --------      --------        --------
Net assets, at end of period                       $ 45,038      $ 58,714       $   101      $  7,680      $ 13,138        $ 10,026
                                                   ========      ========       =======      ========      ========        ========

                                                                                          Touchstone
                                                 Touchstone   Touchstone    Touchstone      Standby
                                                Enhanced 30     Balanced          Bond       Income
                                                Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                                -----------  -----------   -----------  -----------
Income:
   Dividends and capital gains                    $    344       $   239    $     7        $    809
   Miscellaneous income (loss)                         (99)            8          1               2
Expenses:
   Mortality and expense risk,
      and administrative charge                        389            10          1             118
                                                  --------       -------    -------        --------
   Net investment income (loss)                       (144)          237          7             693
                                                  --------       -------    -------        --------
Net change in unrealized appreciation
   (depreciation) on investments                       740           (70)         2              (2)
Realized gain (loss) on investments                     24             5         --             (68)
                                                  --------       -------    -------        --------
Net realized and unrealized gain
   (loss) on investments                               764           (65)         2             (70)
Net increase (decrease) in net
   assets resulting from operations                    620           172          9             623
                                                  --------       -------    -------        --------
Contract owners activity:
   Contributions received from
      contract owners                               18,909         2,775         14          78,162
   Net transfers between subaccounts
       and/or fixed account                         43,433           (24)        --         (67,959)
   Cost of insurance and benefits
      provided by riders                            (3,407)         (151)        (3)         (5,664)
   Contract maintenance charge                        (516)          (39)        (2)           (755)
                                                  --------       -------    -------        --------
Net increase from contract activity                 58,419         2,561          9           3,784
                                                  --------       -------    -------        --------
Net increase (decrease) in
   net assets                                       59,039         2,733         18           4,407
                                                  --------       -------    -------        --------
Net assets, at beginning of period                   1,297           107        100          60,070
                                                  --------       -------    -------        --------
Net assets, at end of period                      $ 60,336       $ 2,840    $   118        $ 64,477
                                                  ========       =======    =======        ========

See accompanying notes

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999*

                                                                                                             Alger
                                                                                         AIM V.I.         American            Alger
                                                                        AIM V.I.       Government            Small         American
                                                                          Growth       Securities   Capitalization           Growth
                                                          Total      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                    -----------      -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                      $       103      $         7      $         4      $        --      $        --
   Miscellaneous income (loss)                               10                1               (1)               1                2
Expenses:
   Mortality and expense risk charge                          8                1               --               --                2
                                                    -----------      -----------      -----------      -----------      -----------
   Net investment income                                    105                7                3                1               --
Net change in unrealized appreciation
   (depreciation) on investments                          1,044              182               (3)              43              261
Realized gain on investments                                 25                1               --                4                9
                                                    -----------      -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                         1,069              183               (3)              47              270
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                        1,174              190               --               48              270
                                                    -----------      -----------      -----------      -----------      -----------
Contract owners activity:
   Contributions received from contract
      owners                                            128,195           10,251              100              314           28,625
   Cost of insurance and benefits provided
      by riders                                          (1,036)            (153)              --              (30)            (224)
   Contract maintenance charge                             (270)             (58)              --              (16)             (59)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase from contract activity                     126,889           10,040              100              268           28,342
                                                    -----------      -----------      -----------      -----------      -----------
Net increase in net assets                              128,063           10,230              100              316           28,612
                                                    -----------      -----------      -----------      -----------      -----------
Net assets, at beginning of period                           --               --               --               --               --
                                                    -----------      -----------      -----------      -----------      -----------
Net assets, at end of period                        $   128,063      $    10,230      $       100      $       316      $    28,612
                                                    ===========      ===========      ===========      ===========      ===========

                                                                                    PIMCO Long-
                                                       MFS VIT          MFS VIT        Term U.S.       Touchstone
                                                      Emerging      Growth with       Government        Small Cap
                                                        Growth           Income             Bond            Value
                                                   Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                   -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                     $        --      $        --      $         2      $        --
   Miscellaneous income (loss)                               1                1               (1)              --
Expenses:
   Mortality and expense risk charge                        --                1               --               --
                                                   -----------      -----------      -----------      -----------
   Net investment income                                     1               --                1               --
Net change in unrealized appreciation
   (depreciation) on investments                           439               65               (2)              18
Realized gain on investments                                 6               --               --                1
                                                   -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                          445               65               (2)              19
                                                   -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                         446               65               (1)              19
                                                   -----------      -----------      -----------      -----------
Contract owners activity:
   Contributions received from contract
      owners                                            21,636            3,197              100              421
   Cost of insurance and benefits provided
      by riders                                           (108)             (66)              --              (31)
   Contract maintenance charge                             (38)             (15)              --              (15)
                                                   -----------      -----------      -----------      -----------
Net increase from contract activity                     21,490            3,116              100              375
                                                   -----------      -----------      -----------      -----------
Net increase in net assets                              21,936            3,181               99              394
                                                   -----------      -----------      -----------      -----------
Net assets, at beginning of period                          --               --               --               --
                                                   -----------      -----------      -----------      -----------
Net assets, at end of period                       $    21,936      $     3,181      $        99      $       394
                                                   ===========      ===========      ===========      ===========

See accompanying notes

*For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 1999*

                                          Touchstone     Touchstone      Touchstone      Touchstone                     Touchstone
                                            Emerging  International          Income      High Yield      Touchstone       Growth &
                                              Growth         Equity     Opportunity            Bond      Value Plus         Income
                                         Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                         -----------    -----------     -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains            $       18     $       20      $       12      $        6      $        4     $       --
   Miscellaneous income                           --              1              --              --              --             --
Expenses:
   Mortality and expense risk
     charge                                       --              1              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
   Net investment income                          18             20              12               6               4             --
Net change in unrealized appreciation
   (depreciation) on investments                  11             21              (9)             (9)              5              1
Realized gain on investments                      --              4              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net realized and unrealized gain
   (loss) on investments                          11             25              (9)             (9)              5              1
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                                     29             45               3              (3)              9              1
                                          ----------     ----------      ----------      ----------      ----------     ----------
Contract owners activity:
   Contributions received from
      contract owners                            100            634             100             100             100            611
   Cost of insurance and benefits
      provided by riders                          --            (39)             --              --              --            (35)
   Contract maintenance charge                    --            (18)             --              --              --            (16)
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase from contract
    activity                                     100            577             100             100             100            560
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase in net assets                       129            622             103              97             109            561
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net assets, at beginning
   of period                                      --             --              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net assets, at end of period              $      129     $      622      $      103      $       97      $      109     $      561
                                          ==========     ==========      ==========      ==========      ==========     ==========

                                                                                             Touchstone
                                              Touchstone      Touchstone      Touchstone        Standby
                                             Enhanced 30        Balanced            Bond         Income
                                             Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                             -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains                $        6      $       10      $       --     $       14
   Miscellaneous income                                3              --              --              2
Expenses:
   Mortality and expense risk
     charge                                            1              --              --              2
                                              ----------      ----------      ----------     ----------
   Net investment income                               8              10              --             14
Net change in unrealized appreciation
   (depreciation) on investments                      26              (3)             --             (2)
Realized gain on investments                          --              --              --             --
                                              ----------      ----------      ----------     ----------
Net realized and unrealized gain
   (loss) on investments                              26              (3)             --             (2)
                                              ----------      ----------      ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                                         34               7              --             12
                                              ----------      ----------      ----------     ----------
Contract owners activity:
   Contributions received from
      contract owners                              1,317             100             100         60,389
   Cost of insurance and benefits
      provided by riders                             (43)             --              --           (307)
   Contract maintenance charge                       (11)             --              --            (24)
                                              ----------      ----------      ----------     ----------
Net increase from contract
    activity                                       1,263             100             100         60,058
                                              ----------      ----------      ----------     ----------
Net increase in net assets                         1,297             107             100         60,070
                                              ----------      ----------      ----------     ----------
Net assets, at beginning
   of period                                          --              --              --             --
                                              ----------      ----------      ----------     ----------
Net assets, at end of period                  $    1,297      $      107      $      100     $   60,070
                                              ==========      ==========      ==========     ==========

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Nature of Business

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life variable universal life insurance policy. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Significant Accounting Policies

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

3. Policy Charges and Related Party Transactions

The Company deducts a premium expense charge to cover the cost of distributing the policies. The maximum premium expense charge is 5.5% of a premium payment. The current premium expense charge is 4.75% of a premium payment. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. The maximum monthly expense charge is $7.00. The current monthly expense charge is $6.00. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00%. As of December 31, 2000 the effective annual rate of these charges is 0.90%.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. Purchases and Sales of Investments

The following table shows  aggregate cost of shares of the portfolios  purchased
and  proceeds  from  shares  of  the  portfolios   sold  by  the   corresponding
sub-accounts for the period January 1, 2000 to December 31, 2000.

                                                          Purchases      Sales
                                                         ----------   ----------
AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                   $226,205       $5,611
    AIM V.I. Government Securities Fund                       9,164        1,240

The Alger American Fund
    Alger American Small Capitalization Portfolio            78,858        2,266
    Alger American Growth Portfolio                         203,663        5,442

Bankers Trust Company
    Deutsche VIT Equity 500 Index Fund *                     14,779          585

MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                          148,309        4,330
    MFS VIT Growth with Income Series                        88,200        5,603

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio           26,883        3,807

Touchstone Variable Series Trust
    Touchstone Small Cap Value Fund                          12,656          828
    Touchstone Emerging Growth Fund                          52,381        2,994
    Touchstone International Equity Fund                     81,450        2,944
    Touchstone Income Opportunity Fund                           13           --
    Touchstone High Yield Bond Fund                           8,940          598
    Touchstone Value Plus Fund                               14,501          939
    Touchstone Growth & Income Fund                          10,377        1,358
    Touchstone Enhanced 30 Fund                              60,186        1,912
    Touchstone Balanced Fund                                  2,955          157
    Touchstone Bond Fund                                         24            9
    Touchstone Standby Income Fund                           80,365       75,888
                                                         ----------   ----------
    Total                                                $1,119,909     $116,511
                                                         ==========   ==========

*For the period May 3, 2000 (commencement of operations) to December 31, 2000.

7. Unit Values

The following table shows a summary of units outstanding for variable universal life insurance contracts for the period January 1 to December 31, 2000.

Columbus Life Variable Universal Life Insurance

                                                                              Transfers
                                                                                Between
                                          Beginning       Units       Units         Sub-       Ending             Unit           Net
                                              Units   Purchased    Redeemed     accounts        Units            Value         Value
                                          ---------   ---------   ---------    ---------    ---------        ---------     ---------
AIM V.I. Growth                                 831      14,981      (1,242)       3,707       18,277         9.705532      $177,388
AIM V.I. Government Securities                   10         850         (30)         (76)         754        10.984117         8,283

Alger American Small Capitalization              23       5,633        (344)         587        5,899         9.781660        57,706
Alger American Growth                         2,370      15,462      (1,256)       1,469       18,045        10.196900       183,998

Deutsche VIT Equity 500 Index *                  --       1,506         (80)          --        1,426         9.330664        13,309

MFS VIT Emerging Growth                       1,380       8,867        (663)       1,230       10,814        12.669206       137,004
MFS VIT Growth with Income                      302       8,214        (603)         184        8,097        10.440034        84,536

PIMCO Long-Term U.S. Government  Bond            10       2,426         (48)        (263)       2,125        11.816095        25,104

Touchstone Small Cap Value Fund                  34         396         (55)         456          831         9.250660         7,689
Touchstone Emerging Growth Fund                  10       2,020         (96)         779        2,713        16.598268        45,038
Touchstone International Equity Fund             49       4,662        (299)       1,293        5,705        10.291139        58,714
Touchstone Income Opportunity Fund               10          --          --           --           10        10.100711           101
Touchstone High Yield Bond Fund                  10         288         (18)         526          806         9.522890         7,680
Touchstone Value Plus Fund                       10         753         (35)         457        1,185        11.088502        13,138
Touchstone Growth & Income Fund                  57         892         (69)          33          913        10.980286        10,026
Touchstone Enhanced 30 Fund                     124       1,888        (389)       4,384        6,007        10.043426        60,336
Touchstone Balanced Fund                         10         246         (17)          (2)         237        11.960414         2,840
Touchstone Bond Fund                             10           1          --           --           11        10.845125           118
Touchstone Standby Income Fund                5,919       7,370        (615)      (6,642)       6,032        10.689145        64,477
                                                                                                                            --------
    Total - Columbus Life Variable
       Universal Life Insurance                                                                                             $957,485
                                                                                                                            ========

*Calculation of Deutsche VIT Equity 500 Index Unit Value began May 3, 2000 when this sub-account commenced operations.

               Columbus Life Insurance Company Separate Account 1

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                         Alger
                                                       AIM V.I.       American           Alger    Deutsche VIT         MFS VIT
                                       AIM V.I.      Government          Small        American      Equity 500        Emerging
                                         Growth      Securities Capitalization          Growth           Index          Growth
                                    Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account*     Sub-Account
                                    -----------     -----------    -----------     -----------     -----------     -----------
Per unit data
    Investment income               $  0.329011     $  0.508970    $  4.622971     $  1.579994     $  0.005419     $  0.839778
    Expenses                           0.110275        0.092571       0.112468        0.106867        0.059185        0.135976
                                    -----------     -----------    -----------     -----------     -----------     -----------
    Net investment income
       (loss)                          0.218736        0.416399       4.510503        1.473127       (0.053766)       0.703802
    Net realized and unrealized
       gain (loss) on
       investments                    (2.828986)       0.504095      (8.285118)      (3.348099)      (0.615570)      (3.934630)
                                    -----------     -----------    -----------     -----------     -----------     -----------
    Net increase (decrease)
       in net asset value             (2.610250)       0.920494      (3.774615)      (1.874972)      (0.669336)      (3.230828)
    Beginning of period               12.315782       10.063623      13.556275       12.071872       10.000000       15.900034
                                    -----------     -----------    -----------     -----------     -----------     -----------
    End of period                   $  9.705532     $ 10.984117    $  9.781660     $ 10.196900     $  9.330664     $ 12.669206
                                    ===========     ===========    ===========     ===========     ===========     ===========

Ratios
    Ratio of operating expense to
       average net assets (%)              1.07%           1.26%          0.85%           0.93%           0.38%           0.87%

    Ratio of net investment
       income (loss) to average
       net assets (%)                      4.84%           8.71%         21.52%           9.85%           0.26%           2.98%

                                                     PIMCO Long-
                                          MFS VIT       Term U.S.     Touchstone      Touchstone
                                      Growth with      Government      Small Cap        Emerging
                                           Income            Bond          Value          Growth
                                      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                      -----------     -----------    -----------     -----------
Per unit data
    Investment income                 $  0.133176     $  0.609982    $  3.548562     $  3.110610
    Expenses                             0.093315        0.095101       0.105146        0.135308
                                      -----------     -----------    -----------     -----------
    Net investment income
       (loss)                            0.039861        0.514881       3.443416        2.975302
    Net realized and unrealized
       gain (loss) on
       investments                      (0.148853)       1.466924      (5.819391)       0.702958
                                      -----------     -----------    -----------     -----------
    Net increase (decrease)
       in net asset value               (0.108992)       1.981805      (2.375975)       3.678260
    Beginning of period                 10.549026        9.834290      11.626635       12.920008
                                      -----------     -----------    -----------     -----------
    End of period                     $ 10.440034     $ 11.816095    $  9.250660     $ 16.598268
                                      ===========     ===========    ===========     ===========

Ratios
    Ratio of operating expense to
       average net assets (%)                0.94%           1.07%          0.47%           0.71%

    Ratio of net investment
       income (loss) to average
       net assets (%)                        0.64%           5.75%         68.84%          35.72%

*Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000


                                            Touchstone       Touchstone       Touchstone                        Touchstone
                                         International           Income       High Yield       Touchstone         Growth &
                                                Equity      Opportunity             Bond       Value Plus           Income
                                           Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ------------     ------------     ------------     ------------     ------------
Per unit data
    Investment income                     $   2.480678     $   1.254489     $   0.913260     $   0.868825     $   0.686908
    Expenses                                  0.102905         0.091151         0.084705         0.095229         0.088500
                                          ------------     ------------     ------------     ------------     ------------
    Net investment income
       (loss)                                 2.377773         1.163338         0.828555         0.773596         0.598408
    Net realized and unrealized
       gain (loss) on
       investments                           (4.894879)       (1.364213)       (0.979995)       (0.584670)        0.504299
                                          ------------     ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                    (2.517106)       (0.200875)       (0.151440)        0.188926         1.102707
    Beginning of period                      12.808245        10.301586         9.674330        10.899576         9.877579
                                          ------------     ------------     ------------     ------------     ------------
    End of period                         $  10.291139     $  10.100711     $   9.522890     $  11.088502     $  10.980286
                                          ============     ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.78%            0.00%            0.59%            0.77%            0.94%

    Ratio of net investment income
       (loss) to average net assets (%)          46.30%           11.76%           18.00%           14.81%           10.88%

                                                                                               Touchstone
                                              Touchstone       Touchstone      Touchstone         Standby
                                             Enhanced 30         Balanced            Bond          Income
                                             Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                            ------------     ------------    ------------    ------------
Per unit data
    Investment income                       $   0.057195     $   1.003693    $   0.644679    $   0.654429
    Expenses                                    0.090188         0.098219        0.091732        0.092712
                                            ------------     ------------    ------------    ------------
    Net investment income
       (loss)                                  (0.032993)        0.905474        0.552947        0.561717
    Net realized and unrealized
       gain (loss) on
       investments                             (0.365326)        0.348644        0.272127       (0.020670)
                                            ------------     ------------    ------------    ------------
    Net increase (decrease)
       in net asset value                      (0.398319)        1.254118        0.825074        0.541047
    Beginning of period                        10.441745        10.706296       10.020051       10.148098
                                            ------------     ------------    ------------    ------------
    End of period                           $  10.043426     $  11.960414    $  10.845125    $  10.689145
                                            ============     ============    ============    ============

Ratios
    Ratio of operating expense
       to average net assets (%)                    0.68%            1.26%           0.92%           0.19%

    Ratio of net investment income
       (loss) to average net assets (%)            16.08%          -0.47%            6.42%           1.11%

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1
           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999


                                                                                  Alger
                                                              AIM V.I.         American            Alger          MFS VIT
                                              AIM V.I.      Government            Small         American         Emerging
                                                Growth      Securities   Capitalization           Growth           Growth
                                          Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                          ------------    ------------     ------------     ------------     ------------
Per unit data
    Investment income                     $   0.437032    $   0.369312     $         --     $         --     $         --
    Expenses                                  0.032538        0.030453         0.033753         0.032400         0.035248
                                          ------------    ------------     ------------     ------------     ------------
    Net investment income (loss)              0.404494        0.338859        (0.033753)       (0.032400)       (0.035248)
    Net realized and unrealized
    gain (loss) on investments                1.911288       (0.275236)        3.590028         2.104272         5.935282
                                          ------------    ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                     2.315782        0.063623         3.556275         2.071872         5.900034
    Beginning of period                      10.000000       10.000000        10.000000        10.000000        10.000000
                                          ------------    ------------     ------------     ------------     ------------
    End of period                         $  12.315782    $  10.063623     $  13.556275     $  12.071872     $  15.900034
                                          ============    ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.02%           0.00%            0.00%            0.01%            0.00%


    Ratio of net investment income
       (loss) to average net assets (%)           0.14%           6.00%            0.63%            0.00%            0.01%


                                               PIMCO Long-
                                                   MFS VIT        Term U.S.       Touchstone       Touchstone
                                                    Growth       Government        Small Cap         Emerging
                                               with Income             Bond            Value           Growth
                                              Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                              ------------     ------------     ------------     ------------
Per unit data
    Investment income                         $         --     $   0.192604     $         --     $   1.827504
    Expenses                                      0.030134         0.030145         0.031902         0.033162
                                              ------------     ------------     ------------     ------------
    Net investment income (loss)                 (0.030134)        0.162459        (0.031902)        1.794342
    Net realized and unrealized
    gain (loss) on investments                    0.579160        (0.328169)        1.658537         1.125666
                                              ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                         0.549026        (0.165710)        1.626635         2.920008
    Beginning of period                          10.000000        10.000000        10.000000        10.000000
                                              ------------     ------------     ------------     ------------
    End of period                             $  10.549026     $   9.834290     $  11.626635     $  12.920008
                                              ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                      0.00%            0.00%            0.00%            0.00%


    Ratio of net investment income
       (loss) to average net assets (%)               0.00%            2.02%            0.00%           27.91%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1
     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                            Touchstone      Touchstone       Touchstone                       Touchstone
                                         International          Income       High Yield       Touchstone        Growth &
                                                Equity     Opportunity             Bond       Value Plus          Income
                                          Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account*
                                          ------------    ------------     ------------     ------------    ------------
Per unit data
    Investment income                     $   0.995074    $   1.256279     $         --     $   0.450131    $         --
    Expenses                                  0.032738        0.030547         0.029169         0.030815        0.029677
                                          ------------    ------------     ------------     ------------    ------------
    Net investment income (loss)              0.962336        1.225732        (0.029169)        0.419316       (0.029677)
    Net realized and unrealized
       gain (loss) on investments             1.845909       (0.924146)       (0.296501)        0.480260       (0.092744)
                                          ------------    ------------     ------------     ------------    ------------
    Net increase (decrease)
       in net asset value                     2.808245        0.301586        (0.325670)        0.899576       (0.122421)
    Beginning of period                      10.000000       10.000000        10.000000        10.000000       10.000000
                                          ------------    ------------     ------------     ------------    ------------
    End of period                         $  12.808245    $  10.301586     $   9.674330     $  10.899576    $   9.877579
                                          ============    ============     ============     ============    ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.32%           0.00%            0.00%            0.00%           0.00%

    Ratio of net investment income
       (loss) to average net assets (%)           6.43%          23.30%           12.37%            7.34%           0.00%

                                                                                                Touchstone
                                              Touchstone      Touchstone       Touchstone          Standby
                                             Enhanced 30        Balanced             Bond           Income
                                            Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*
                                            ------------    ------------     ------------     ------------
Per unit data
    Investment income                       $   0.048376    $   1.037666     $         --     $   0.198701
    Expenses                                    0.030013        0.031080         0.030413         0.030415
                                            ------------    ------------     ------------     ------------
    Net investment income (loss)                0.018363        1.006586        (0.030413)        0.168286
    Net realized and unrealized
       gain (loss) on investments               0.423382       (0.300290)        0.050464        (0.020188)
                                            ------------    ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                       0.441745        0.706296         0.020051         0.148098
    Beginning of period                        10.000000       10.000000        10.000000        10.000000
                                            ------------    ------------     ------------     ------------
    End of period                           $  10.441745    $  10.706296     $  10.020051     $  10.148098
                                            ============    ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                    0.00%           0.15%            0.00%            0.01%

    Ratio of net investment income
       (loss) to average net assets (%)            18.69%           1.23%            0.00%            0.05%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

                      Statutory-Basis Financial Statements

                         Columbus Life Insurance Company

                     Years ended December 31, 2000 and 1999
                       with Report of Independent Auditors

                         Columbus Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2000 and 1999




                                    Contents

Report of Independent Auditors................................................1

Financial Statements

Balance Sheets - Statutory-Basis..............................................2
Statements of Income - Statutory-Basis........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis................4
Statements of Cash Flows - Statutory-Basis ...................................5
Notes to Statutory-Basis Financial Statements.................................6

                         Report of Independent Auditors


Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
March 30, 2001

                         Columbus Life Insurance Company

                        Balance Sheets - Statutory-Basis


                                                                December 31
                                                             2000         1999
                                                         -----------------------
                                                             (in thousands)

Admitted Assets

Debt securities                                          $1,473,960   $1,494,340
Preferred and common stocks                                 218,464      311,100
Mortgage loans                                              152,387      151,098
Policy loans                                                 74,798       75,808
Real estate                                                   3,290        3,364
Cash, cash equivalents and short-term investments            56,880       55,574
Other invested assets                                        66,075       27,611
                                                         ----------   ----------
Total cash and invested assets                            2,045,854    2,118,895

Premiums deferred and uncollected                             7,371        6,825
Investment income due and accrued                            24,667       25,204
Other assets                                                 30,774        4,825
Separate account assets                                         957          128
                                                         ----------   ----------
Total admitted assets                                    $2,109,623   $2,155,877
                                                         ==========   ==========

Liabilities and Capital and Surplus

Policy reserves                                          $1,624,000   $1,623,288
Policy claims in process of settlement                        5,262        5,043
Dividends payable to policyholders                           15,339       15,140
Other liabilities                                            51,727       57,886
Federal income taxes payable to parent                        3,716       26,296
Interest maintenance reserve                                 11,832       17,346
Asset valuation reserve                                      43,954       80,302
Separate account liabilities                                    957          128
                                                         ----------   ----------
Total liabilities                                         1,756,787    1,825,429

Capital and Surplus

Common stock, $1 par value, authorized 10,000
      shares, issued and outstanding 10,000 shares           10,000       10,000
Paid-in surplus                                              41,600       41,600
Unassigned surplus                                          301,236      278,848
                                                         ----------   ----------
Total capital and surplus                                   352,836      330,448
                                                         ----------   ----------
Total capital and surplus                                $2,109,623   $2,155,877
                                                         ==========   ==========


See accompanying notes.

                        Columbus Life Insurance Company

                     Statements of Income - Statutory-Basis


                                                                                   Year ended December 31
                                                                                     2000           1999
                                                                                  -------------------------
                                                                                       (in thousands)
Revenue:
   Premiums                                                                       $  146,233     $  170,517
   Net investment income                                                             147,857        146,741
   Considerations for supplementary contracts and
     dividend accumulations                                                            6,153          6,162
   Other                                                                               6,348          5,421
                                                                                  ----------     ----------
                                                                                     306,591        328,841

Policy benefits and expenses:
   Death benefits                                                                     45,463         36,905
   Annuity benefits                                                                    6,646          7,790
   Disability and accident and health benefits                                         2,280          3,422
   Surrender benefits                                                                134,560        108,048
   Other benefits                                                                     10,638          9,929
   Increase in policy reserve and other policyholders' funds                             648         49,297
   Net transfers to separate account                                                     946            127
   Commissions on premiums                                                            16,611         31,380
   General expenses                                                                   32,387         38,186
                                                                                  ----------     ----------
                                                                                     250,179        285,084
                                                                                  ----------     ----------

Gain from operations before dividends to policyholders,
   federal income taxes and net realized capital gains                                56,412         43,757

Dividends to policyholders                                                            15,468         15,324
                                                                                  ----------     ----------
Gain from operations before federal income taxes
   and net realized capital gains                                                     40,944         28,433

Federal income taxes                                                                  14,943         10,945
                                                                                  ----------     ----------
Net gain from operations before net realized capital gains                            26,001         17,488

Net realized capital gains, less federal income tax expense of $5,879 in
   2000 and $8,085 in 1999 and transfers to the interest maintenance
   reserve of $(2,613) in 2000 and $(82) in 1999                                       7,569         15,752
                                                                                  ----------     ----------
Net income                                                                        $   33,570     $   33,240
                                                                                  ==========     ==========

See accompanying notes.

                        Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                         Year ended December 31
                                                           2000          1999
                                                        -----------------------
                                                            (in thousands)

Capital and surplus, beginning of year                  $ 330,448     $ 263,497
   Net income                                              33,570        33,240
   Change in net unrealized gains                         (51,254)       53,563
   Decrease (increase) in nonadmitted assets                3,715          (727)
   Decrease (increase) in asset valuation reserve          36,348       (19,137)
   Other                                                        9            12
                                                        ---------     ---------
Capital and surplus, end of year                        $ 352,836     $ 330,448
                                                        =========     =========


See accompanying notes.

                        Columbus Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                         Year ended December 31
                                                                          2000            1999
                                                                     ----------------------------
                                                                            (in thousands)
Operating activities:
Premium and annuity considerations                                   $   156,451      $   182,611
Net investment income received                                           146,047          139,311
Surrender and annuity benefits paid                                     (134,462)        (108,048)
Death and other benefits to policyholders                                (64,622)         (57,710)
Commissions, other expenses and taxes paid                               (52,064)         (67,617)
Net transfers to separate accounts                                          (946)            (126)
Dividends paid to policyholders                                          (15,269)         (14,762)
Federal income taxes paid to parent                                      (37,523)          (8,465)
Other, net                                                               (25,201)           4,960
                                                                     -----------      -----------
Net cash (used) provided by operating activities                         (27,589)          70,154
                                                                     ===========      ===========

Investment activities:
Proceeds from investments sold, matured or repaid:
   Debt securities                                                       339,468          637,660
   Stocks                                                                179,980          135,502
   Mortgage loans                                                         20,913           24,969
   Other invested assets                                                   7,740            7,074
                                                                     -----------      -----------
Total investment proceeds                                                548,101          805,205
Taxes paid on capital gains                                               (4,472)          (8,041)
                                                                     -----------      -----------
Net proceeds from investments sold, matured or repaid                    543,629          797,164

Cost of investments acquired:
   Bonds                                                                (323,716)        (672,730)
   Stocks                                                               (120,349)        (135,311)
   Mortgage loans                                                        (22,200)         (28,881)
   Other invested assets                                                 (49,479)         (18,314)
                                                                     -----------      -----------
Total cost of investments acquired                                      (515,744)        (855,236)

Net decrease in policy loans                                               1,010            1,428
                                                                     -----------      -----------
Net cash provided (used) by investment activities                         28,895          (56,644)
                                                                     -----------      -----------


Net change in cash, cash equivalents and short-term investments            1,306           13,510
Cash, cash equivalents and short-term investments:
   Beginning of year                                                      55,574           42,064
                                                                     -----------      -----------
   End of year                                                       $    56,880      $    55,574
                                                                     ===========      ===========

See accompanying notes.

                        Columbus Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2000 and 1999


1. Organization and Nature of Business

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 45 states and the District of Columbia. Approximately 53% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. Significant Accounting Policies

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

     o Debt securities classified as available for sale are carried at amortized cost instead of fair value.

     o Deferred federal income taxes are not provided for statutory reporting purposes.

     o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

     o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the
          NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest  rates.  Those  deferrals  are  amortized  over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying Balance Sheets as the "Interest Maintenance Reserve".

     o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

     o For statutory reporting purposes, revenues for universal life policies and annuity contracts, consist of the entire premium received and benefits represents the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting practices are as follows:

Revenues and Expenses

Annuity and universal life premiums are recognized as revenue when received. Other life insurance premiums are recognized at the beginning of each policy year. Accident and health insurance premiums are recognized as revenue when due. Policy acquisition costs are expensed as incurred.

Valuation of Investments

     o Debt securities and stock values are as prescribed by the NAIC; debt securities at amortized cost or NAIC value, preferred stocks in good standing at cost and all other stocks at market.

     o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

     o    The  Company's   non-insurance   subsidiaries   are  reported  at  the
          GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

     o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value. Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

     o Real estate is carried at the lower of depreciated cost or fair market value. Depreciation is computed by the straight-line method over the estimated useful life of the asset.

     o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

     o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

     o The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $2,613,056 and $81,956, which is net of federal income tax benefit of $1,407,013 and $44,130 in 2000 and 1999, respectively.

     o Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                          Percentage of Reserves
                                                          ----------------------
                                                             2000       1999
                                                          ----------------------

Life insurance:
   1941 Commissioners Standard Ordinary, 2-1/2% - 3%          3.4%       3.5%
   1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%     22.9       22.8
   1980 Commissioners Standard Ordinary, 4% - 5%             41.5       38.0
Annuities:
   Various, 2-1/2% - 7-1/2%                                  30.1       33.5
Supplemental benefits:
   Various, 2-1/2% - 7-1/2%                                   1.2        1.2
Other, 2% - 5-1/2%                                            0.9        1.0
                                                            -----      -----
                                                            100.0%     100.0%
                                                            =====      =====


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2000, reserves of $19,384,333 are recorded on inforce amounts of $1,877,786,844 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life product. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Reinsurance

The Company reports related premiums and expenses gross in the Statements of Income for its reinsurance policies with unrelated entities. The net effect of premiums related to reinsurance contracts with related parties less experience refunds, benefits incurred and adjustments to reserves specified in the agreement and related expenses have been included in general expenses.

Dividends

Dividends to policyholders are determined annually by the Board of Directors. The dividends to policyholders were determined using factors based on approved dividend scales. Dividends to policyholders are reserved one year in advance through charges to operations.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

Reclassification

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of debt securities at December 31, 2000 and 1999 are as follows:

                                                                                           2000
                                                              -------------------------------------------------------------
                                                               Amortized        Unrealized      Unrealized       Estimated
                                                                  Cost             Gain           Losses         Fair Value
                                                              -------------------------------------------------------------
                                                                                      (in thousands)
U.S. Treasury securities and obligations of
    U.S. government corporations and agencies                 $   11,294       $      407       $       --       $   11,701
Debt securities issued by states of the U.S. and
    political subdivisions of the states                          30,802              834              170           31,466
Corporate securities                                           1,066,399           21,943           25,755        1,062,587
Mortgage-backed securities                                       365,215            5,638            1,457          369,396
Foreign government securities                                        250               13               --              263
                                                              -------------------------------------------------------------
Total                                                         $1,473,960       $   28,835       $   27,382       $1,475,413
                                                              =============================================================

                                                                                           1999
                                                              -------------------------------------------------------------
                                                               Amortized        Unrealized      Unrealized       Estimated
                                                                  Cost             Gain           Losses         Fair Value
                                                              -------------------------------------------------------------
                                                                                      (in thousands)
U.S. Treasury securities and obligations of
    U.S. government corporations and agencies                 $   46,352       $      129       $    2,282       $   44,199
Debt securities issued by states of the U.S. and
    political subdivisions of the states                           5,924              234               --            6,158
Corporate securities                                           1,090,067           10,274           34,372        1,065,969
Mortgage-backed securities                                       351,747            1,228           10,594          342,381
Foreign government securities                                        250               --               15              235
                                                              -------------------------------------------------------------
Total                                                         $1,494,340       $   11,865       $   47,263       $1,458,942
                                                              =============================================================

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Amortized     Estimated
                                                         Cost        Fair Value
                                                      --------------------------
                                                            (in thousands)

Due in one year or less                               $   49,712      $   49,148
Due after one year through five years                    590,212         592,746
Due after five years through ten years                   292,815         289,732
Due after ten years                                      176,006         174,391
Mortgage-backed securities                               365,215         369,396
                                                      ----------      ----------
Total                                                 $1,473,960      $1,475,413
                                                      ==========      ==========

Proceeds from sales of investments in debt securities during 2000 and 1999 were $339,468,255 and $637,660,294, respectively. Gross gains of $1,129,109 and
$6,404,113 and gross losses of $5,149,197 and $6,528,357 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                         2000
                              -----------------------------------------------------------
                              Amortized       Unrealized       Unrealized      Estimated
                                Cost             Gain            Losses        Fair Value
                              -----------------------------------------------------------
                                                    (in thousands)
Preferred stocks              $ 22,764         $     --         $    748         $ 22,016
                              ===========================================================
Common stock                  $106,212         $ 31,098         $ 13,046         $124,264
Subsidiaries                    52,998           28,304            9,866           71,436
                              -----------------------------------------------------------
Total common stock            $159,210         $ 59,402         $ 22,912         $195,700
                              ===========================================================

                                                         1999
                              -----------------------------------------------------------
                              Amortized       Unrealized       Unrealized      Estimated
                                Cost             Gain            Losses        Fair Value
                              -----------------------------------------------------------
                                                    (in thousands)
Preferred stocks              $ 24,765         $    271         $  1,379         $ 23,657
                              ===========================================================
Common stock                  $162,917         $ 51,883         $ 18,019         $196,781
Subsidiaries                    37,698           64,308           12,452           89,554
                              -----------------------------------------------------------
Total common stock            $200,615         $116,191         $ 30,471         $286,335
                              ===========================================================

Proceeds from sales of investments in equity securities during 2000 and 1999 were $179,979,570 and $135,502,304, respectively. Gross gains of $45,161,544 and
$37,926,375 and gross losses of $28,937,162 and $11,814,570 were realized on these sales in 2000 and 1999, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosure.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $152,386,675 and $156,410,646, and $151,098,000 and $148,623,000 at
December 31, 2000 and 1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $74,798,460 and $75,808,084 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,183,136,000 and $1,091,836,000, and $1,210,379,000 and $1,124,658,000 for 2000 and 1999,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. Concentrations of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $86,685,857, with an aggregate fair value of $74,593,504. Those holdings amounted to 5.9% of the Company's investments in bonds and less than 4.2% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 40.99% of such mortgages ($62,450,765) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $6,105,031.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.75% and 8.20%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. Related Party Transactions

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $8,728,874 and $8,627,000 in 2000 and 1999, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                           December 31
                                                      2000             1999
                                                    -------------------------
                                                          (in thousands)

Life and annuity reserves                           $835,099         $874,572
Accident and health reserves                          11,403           12,744

The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $25,608,803 and $0 at December 31, 2000 and 1999, respectively.

7. Federal Income Taxes

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income.

                                                                December 31
                                                              2000       1999
                                                           --------------------
                                                               (in thousands)

Income tax computed at statutory rate                      $ 14,330    $  9,952
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes         3,308       4,768
   Deferred acquisition costs recorded for tax purposes       1,001       1,490
   Amortization of IMR                                       (1,015)     (1,497)
   Bond discount accretion                                   (1,138)     (1,083)
   Dividend received deduction                               (4,101)     (3,916)
   Other                                                      2,558       1,231
                                                           --------    --------
Federal income taxes                                       $ 14,943    $ 10,945
                                                           ========    ========

The Company made tax payments in the amount of $41,995,158 and $16,504,886 in 2000 and 1999, respectively.

8. Dividend Restrictions

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. As of December 31, 2000, the Company has $35,283,637 available for payment of dividends to Western and Southern without further approval of the regulators. No dividends were paid to Western and Southern in 2000 and 1999.

9. Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material lease agreements for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                                         2000             1999
                                                                      --------------------------
                                                                             (in thousands)
SAP surplus                                                           $ 352,836        $ 330,448
Deferred policy acquisition costs                                       148,303          170,223
Policy reserves                                                         (22,428)         (28,791)
Asset valuation and interest maintenance reserves                        55,951           97,811
Income taxes                                                             13,909            2,159
Net unrealized gain (loss) on available-for-sale securities              (4,437)         (35,111)
Other, net                                                               15,359           19,918
                                                                      ---------        ---------
GAAP surplus                                                          $ 559,493        $ 556,657
                                                                      =========        =========

                                                                         2000             1999
                                                                      --------------------------
                                                                             (in thousands)
SAP net income                                                        $  33,570        $  33,240
Deferred policy acquisition costs                                        (6,796)          11,792
Policy reserves                                                           4,576            1,098
Income taxes                                                              7,123           (2,336)
Interest maintenance reserve                                             (5,513)          (4,196)
Other, net                                                                8,706           14,107
                                                                      ---------        ---------
GAAP net income                                                       $  41,666        $  53,705
                                                                      =========        =========

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    Amount       Percent
                                                                                  -----------------------
                                                                                       (in thousands)
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                      $  69,858          14.2%
Subject to discretionary withdrawal (without adjustment) at book value
   with minimal or no charge or adjustment                                          400,546          81.5%
Not subject to discretionary withdrawal                                              21,133           4.3%
                                                                                  ---------     ---------
Total annuity reserves and deposit fund liabilities before reinsurance            $ 491,537         100.0%
                                                                                  =========     =========

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                           2000         1999
                                                         --------------------
                                                            (in thousands)

Premiums                                                 $13,095      $13,509
Benefits paid or provided                                  5,354        3,311
Policy and contract liabilities, at year end               2,985        3,348

At December 31, 2000 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2000, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2000 and 1999, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. Subsequent Event

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was well in excess of amounts required to be held by regulatory agencies.

                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Information and Undertaking Pursuant to Rule 484(b)(1) under the Securities Act of 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common

         Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted under Policies Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet

         Reconciliation and tie between the Items in Form N-8B-2 and the Prospectus


         The Prospectus consisting of 129 pages

         The undertaking to file reports

         Other undertakings and representations

         The signatures

         Written consents

         The following exhibits:

         1. Exhibits required by Article IX, paragraph A, of Form N-8B-2:

(1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account
(1)

(2) Not applicable

(3) (a) (i) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

       (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (3)

      (iii) Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies. (filed herewith)

    (b) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

    (b) (ii) Alternative Form of Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (filed herewith)

    (c) Form of override Commission Schedule (filed herewith)

(4) Not applicable

(5) (a) Form of Pinnacle Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (4)


    (b) Form of Disability Credit Rider (3)

    (c) Form of Children's Term Rider (3)

    (d) Form of Accidental Death Rider (3)

    (e) Form of Accelerated Death Benefit Rider (3)

    (f) Form of Insured Insurability Rider (3)


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    (g) Form of Other Insured Rider (3)

    (h) Form of Accelerated Death Benefit Plus Rider (3)

    (i) Form of Extended Maturity Benefit Rider (3)

    (j) Form of Extended Maturity Benefit Plus Rider (3)

    (k) Form of Extended No-Lapse Guarantee Rider (3)

    (l) Form of Aviation Exclusion Rider (3)

    (m) Form of Military Aviation Exclusion Rider (3)

    (n) Form of Additional Life Rider (3)

(6) (a) (i) Certificate of Incorporation of the Columbus Life Insurance Company
(5)

       (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

    (b) Code of Regulations of the Columbus Life Insurance Company (5)

(7) Not applicable

(8) (a) (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

       (ii) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (3)

      (iii) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

       (iv) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

        (b) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

       (ii) Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

      (iii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company, and Columbus Life Insurance Company (6)

    (c) (i) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

       (ii) Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

      (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

    (d) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

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

       (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (filed herewith)

    (e) Distribution and Shareholder Services Agreement, Service Shares of
Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

    (f) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

    (g) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

    (h) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

    (i) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

    (j) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

    (k) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

    (l) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

    (m) Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

    (n) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

    (o) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

(9) Not Applicable

(10)(a) Form of Columbus Life Insurance Company Application for Life Insurance
(3)

    (b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (3)

     2.   Opinion and Consent of Counsel (filed herewith)

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     3.   None

     4.   Not Applicable

     5.   Not required

     99.(1) Actuarial Opinion and Consent (filed herewith)

     99.(2) Consent of Ernst & Young LLP (filed herewith)

     99.(3) Powers of Attorney (filed herewith)


(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.

(4) Incorporated by reference to Registration Statement, File No. 333-47940, filed October 13, 2000.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed
    August 19, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.

                                      II-6

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2001.

                              COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                              By: COLUMBUS LIFE INSURANCE COMPANY


                              By: /s/ Lawrence L. Grypp
                                  --------------------------------------
                                  Lawrence L. Grypp
                                  President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                  Principal Executive Officer:


                                  /s/ Lawrence L. Grypp
                                  --------------------------------------
                                  Lawrence L. Grypp
                                  President and Chief Executive Officer
                                  April 26, 2001


                                  Principal Accounting and Financial Officer:


                                  /s/ Robert L. Walker
                                  --------------------------------------
                                  Robert L. Walker
                                  Chief Financial Officer
                                  April 26, 2001

                                  Directors:
                                  William J. Williams*
                                  John H. Barrett*
                                  Lawrence L. Grypp
                                  Paul H. Amato*
                                  James N. Clark*
                                  Ralph E. Waldo*

                                  By: /s/ Lawrence L. Grypp
                                       ---------------------------------
                                       Lawrence L. Grypp
                                       individually and as attorney in fact*
                                       for each Director
                                       April 26, 2001


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                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION                                               PAGE
-----------       -----------                                               ----

1.(3)(a)(iii)   Supplemental Addendum to Schedule A of Distributor Agreement
                between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies

1.(3)(b)(ii)    Alternative Form of Commission Schedule to Form of General
                Agency Agreement by and between Touchstone Securities,
                Inc., its affiliated insurance agencies, a broker-dealer and a life agency

1.(3)(c)        Form of override Commission Schedule

1.(8)(d)(ii)    Amendment No. 1 to Fund Participation Agreement between Janus
                Aspen Series and Columbus Life Insurance Company

2               Opinion and Consent of Counsel

99.(1)          Actuarial Opinion and Consent

99.(2)          Consent of Ernst & Young LLP

99.(3)          Powers of Attorney